UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: July 31, 2015

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

July 31, 2015

MFS® HIGH INCOME FUND

MFH-SEM

MFS® HIGH INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy picked up steam after another difficult winter held back domestic consumption. Although the labor and housing markets have rebounded, a stronger U.S. dollar and weak overseas demand are weighing on corporate earnings.

In Europe, concerns about a new Greek bailout package weighed on investor confidence. However, the European Central Bank’s quantitative easing program has laid the foundation for economic recovery throughout the eurozone.

China’s equity markets have struggled in recent months, and as concerns mount over a weakening Chinese economy, global market volatility is on the rise.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	6.2%
Cable TV	5.8%
Medical & Health Technology & Services	5.7%
Midstream	5.5%
Telecommunications-Wireless	4.6%

Composition including fixed income credit quality (a)(i)
BBB	2.2%
BB	37.7%
B	44.8%
CCC	11.1%
C (o)	0.0%
D (o)	0.0%
Not Rated	(1.0)%
Non-Fixed Income	0.9%
Cash & Other	4.3%

Portfolio facts (i)
Average Duration (d)	4.3
Average Effective Maturity (m)	6.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

2

Portfolio Composition – continued

(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 7/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, February 1, 2015 through July 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2015 through July 31, 2015.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/15	Ending Account Value 7/31/15	Expenses Paid During Period (p) 2/01/15-7/31/15
A	Actual	0.92%	$1,000.00	$1,012.49	$4.59
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61
B	Actual	1.68%	$1,000.00	$1,011.66	$8.38
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
C	Actual	1.68%	$1,000.00	$1,008.76	$8.37
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
I	Actual	0.68%	$1,000.00	$1,016.68	$3.40
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R1	Actual	1.68%	$1,000.00	$1,008.73	$8.37
	Hypothetical (h)	1.68%	$1,000.00	$1,016.46	$8.40
R2	Actual	1.18%	$1,000.00	$1,011.24	$5.88
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
R3	Actual	0.93%	$1,000.00	$1,012.50	$4.64
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
R4	Actual	0.68%	$1,000.00	$1,013.75	$3.40
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
R5	Actual	0.60%	$1,000.00	$1,014.18	$3.00
	Hypothetical (h)	0.60%	$1,000.00	$1,021.82	$3.01
529A	Actual	0.97%	$1,000.00	$1,012.31	$4.84
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
529B	Actual	1.73%	$1,000.00	$1,008.45	$8.62
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65
529C	Actual	1.73%	$1,000.00	$1,011.41	$8.63
	Hypothetical (h)	1.73%	$1,000.00	$1,016.22	$8.65

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A and Class 529A shares, this rebate reduced the expense ratios above by 0.01% each. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 90.7%
Issuer	Shares/Par	Value ($)
Aerospace - 2.1%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,465,000	$6,885,225
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,845,000	1,711,237
Bombardier, Inc., 6.125%, 1/15/23 (n)	3,760,000	3,045,600
Bombardier, Inc., 7.5%, 3/15/25 (n)	2,680,000	2,217,700
CPI International, Inc., 8.75%, 2/15/18	5,857,000	5,974,140
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	6,395,000	6,770,706
TransDigm, Inc., 6%, 7/15/22	1,095,000	1,092,263
TransDigm, Inc., 6.5%, 7/15/24	2,645,000	2,658,225

		$30,355,096
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,990,000	$3,120,812
PVH Corp., 4.5%, 12/15/22	3,485,000	3,511,138

		$6,631,950
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	$2,948,120	$426,841
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 1.595%, 4/26/50 (a)(p)(z)	670,090	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 1.795%, 4/26/50 (a)(p)(z)	2,100,439	21
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25 (i)(z)	405,986	98,096
LB Commercial Conduit Mortgage Trust, FRN, 1.191%, 2/18/30 (i)	1,099,137	15,653
Morgan Stanley Capital I, Inc., FRN, 1.42%, 4/28/39 (i)(z)	4,891,984	24,656

		$565,274
Automotive - 2.4%
Accuride Corp., 9.5%, 8/01/18	$6,635,000	$6,767,700
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	7,600,000	8,046,500
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,340,000	1,458,925
Lear Corp., 4.75%, 1/15/23	4,000,000	3,970,000
Lear Corp., 5.25%, 1/15/25	3,160,000	3,136,300
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	3,050,000	3,156,750
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	2,295,000	2,300,738
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	2,345,000	2,476,906
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	3,945,000	3,885,825

		$35,199,644
Broadcasting - 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$4,811,000	$5,195,880
Clear Channel Communications, Inc., 9%, 3/01/21	4,947,000	4,477,035

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Broadcasting - continued
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	$830,000	$852,825
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,250,000	3,388,125
Liberty Media Corp., 8.5%, 7/15/29	4,285,000	4,649,225
Liberty Media Corp., 8.25%, 2/01/30	40,000	42,400
Netflix, Inc., 5.375%, 2/01/21	3,625,000	3,779,063
Netflix, Inc., 5.875%, 2/15/25 (n)	1,580,000	1,659,000
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	4,675,000	4,955,500
Tribune Media Co., 5.875%, 7/15/22 (n)	3,410,000	3,520,825

		$32,519,878
Brokerage & Asset Managers - 0.2%
E*Trade Financial Corp., 4.625%, 9/15/23	$3,495,000	$3,477,525

Building - 3.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$7,161,000	$7,322,122
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	3,160,000	3,167,584
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	4,885,000	5,129,250
Gibraltar Industries, Inc., 6.25%, 2/01/21	4,755,000	4,873,875
HD Supply, Inc., 7.5%, 7/15/20	5,575,000	5,951,312
Headwaters, Inc., 7.25%, 1/15/19	3,150,000	3,260,250
Nortek, Inc., 8.5%, 4/15/21	4,835,000	5,173,450
PriSo Acquisition Corp., 9%, 5/15/23 (n)	3,530,000	3,459,400
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	5,320,000	5,745,600

		$44,082,843
Business Services - 1.3%
Equinix, Inc., 4.875%, 4/01/20	$3,670,000	$3,761,750
Equinix, Inc., 5.375%, 1/01/22	1,620,000	1,644,300
Equinix, Inc., 5.375%, 4/01/23	1,955,000	1,974,354
Iron Mountain, Inc., 8.375%, 8/15/21	439,000	451,950
Iron Mountain, Inc., REIT, 6%, 8/15/23	5,205,000	5,413,200
NeuStar, Inc., 4.5%, 1/15/23	5,870,000	4,989,500

		$18,235,054
Cable TV - 5.6%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$6,665,000	$6,864,950
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	1,305,000	1,380,308
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	6,610,000	6,911,581
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	3,550,000	3,514,500
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	5,645,000	5,747,316
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	1,395,000	1,374,075

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	$5,430,000	$5,470,725
DISH DBS Corp., 6.75%, 6/01/21	3,410,000	3,606,075
DISH DBS Corp., 5%, 3/15/23	2,975,000	2,785,344
DISH DBS Corp., 5.875%, 11/15/24	1,495,000	1,450,150
Intelsat Jackson Holdings S.A., 7.25%, 4/01/19	1,225,000	1,214,281
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	4,575,000	4,174,687
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	5,075,000	4,605,562
Intelsat Luxembourg S.A., 8.125%, 6/01/23	5,705,000	4,535,475
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	2,225,000	2,700,918
Lynx I Corp., 5.375%, 4/15/21 (n)	1,417,500	1,458,253
Lynx II Corp., 6.375%, 4/15/23 (n)	2,635,000	2,753,575
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	1,020,000	1,016,175
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	460,000	483,000
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	2,750,000	2,646,875
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)	2,340,000	2,439,450
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	2,285,000	2,279,288
Unitymedia Hessen, 5.5%, 1/15/23 (n)	4,235,000	4,314,406
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)	3,000,000	3,097,500
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)	245,000	245,735
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)	3,185,000	3,073,525
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)	370,000	363,988

		$80,507,717
Chemicals - 2.4%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$2,148,000	$2,276,880
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	160,000	157,200
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	3,830,000	3,140,600
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	3,930,000	4,185,450
Hexion U.S. Finance Corp., 6.625%, 4/15/20	3,140,000	2,877,025
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	3,630,000	3,158,100
Huntsman International LLC, 8.625%, 3/15/21	1,517,000	1,590,574
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	3,665,000	3,729,137
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	1,140,000	1,149,975
Tronox Finance LLC, 6.375%, 8/15/20	7,675,000	6,293,500
W.R. Grace & Co., 5.125%, 10/01/21 (n)	5,585,000	5,640,850

		$34,199,291
Computer Software - 0.5%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,453,000	$1,275,008
VeriSign, Inc., 4.625%, 5/01/23	5,390,000	5,214,825

		$6,489,833

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Computer Software - Systems - 0.7%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$2,200,000	$2,299,000
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	2,115,000	2,125,575
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	5,925,000	5,895,375

		$10,319,950
Conglomerates - 2.4%
Amsted Industries Co., 5%, 3/15/22 (n)	$6,495,000	$6,478,762
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)	1,670,000	1,695,050
BC Mountain LLC, 7%, 2/01/21 (n)	4,770,000	4,269,150
EnerSys, 5%, 4/30/23 (n)	6,750,000	6,598,125
Enpro Industries, Inc., 5.875%, 9/15/22	5,660,000	5,716,600
Entegris, Inc., 6%, 4/01/22 (n)	5,005,000	5,130,125
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,585,000	4,956,688

		$34,844,500
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,546,000	$973,980
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,555,000	1,890,700

		$2,864,680
Consumer Products - 0.9%
Prestige Brands, Inc., 8.125%, 2/01/20	$1,531,000	$1,630,515
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	3,405,000	3,439,050
Spectrum Brands, Inc., 6.375%, 11/15/20	4,360,000	4,643,400
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	710,000	737,676
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	2,210,000	2,275,858

		$12,726,499
Consumer Services - 2.3%
ADT Corp., 6.25%, 10/15/21	$6,995,000	$7,414,700
ADT Corp., 4.125%, 6/15/23	1,585,000	1,481,975
CEB, Inc., 5.625%, 6/15/23 (n)	4,125,000	4,135,312
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,905,000	2,716,175
Garda World Security Corp., 7.25%, 11/15/21 (n)	1,200,000	1,122,000
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	6,270,000	6,301,350
Monitronics International, Inc., 9.125%, 4/01/20	4,750,000	4,607,500
Service Corp. International, 7%, 6/15/17	2,630,000	2,840,400
Service Corp. International, 5.375%, 5/15/24	2,120,000	2,247,200

		$32,866,612
Containers - 3.5%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$748,235	$755,718
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,510,000	4,729,862
Ball Corp., 5%, 3/15/22	4,765,000	4,881,438

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Containers - continued
Berry Plastics Group, Inc., 5.5%, 5/15/22	$5,470,000	$5,524,700
Crown American LLC, 4.5%, 1/15/23	7,135,000	6,920,950
Multi-Color Corp., 6.125%, 12/01/22 (n)	5,020,000	5,120,400
Reynolds Group, 9.875%, 8/15/19	512,000	538,560
Reynolds Group, 5.75%, 10/15/20	2,760,000	2,856,600
Reynolds Group, 8.25%, 2/15/21	5,415,000	5,618,063
Sealed Air Corp., 4.875%, 12/01/22 (n)	5,815,000	5,836,806
Sealed Air Corp., 5.125%, 12/01/24 (n)	1,355,000	1,371,938
Signode Industrial Group, 6.375%, 5/01/22 (n)	5,915,000	5,781,913

		$49,936,948
Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$2,175,000	$1,767,187

Electronics - 1.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$3,600,000	$2,619,000
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,500,000	1,035,000
Advanced Micro Devices, Inc., 7%, 7/01/24	2,325,000	1,546,125
Micron Technology, Inc., 5.875%, 2/15/22	3,305,000	3,371,100
Micron Technology, Inc., 5.5%, 2/01/25 (n)	3,150,000	3,051,563
NXP B.V., 5.75%, 2/15/21 (n)	2,100,000	2,190,552
NXP B.V., 5.75%, 3/15/23 (n)	4,875,000	5,045,625
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	2,165,000	2,232,656
Sensata Technologies B.V., 5%, 10/01/25 (n)	2,100,000	2,058,000

		$23,149,621
Energy - Independent - 5.9%
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	$2,100,000	$1,233,750
Baytex Energy Corp., 5.625%, 6/01/24 (n)	3,720,000	3,199,200
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	4,375,000	3,784,375
Chaparral Energy, Inc., 7.625%, 11/15/22	5,800,000	3,393,000
Chesapeake Energy Corp., 5.75%, 3/15/23	6,550,000	5,534,750
Concho Resources, Inc., 6.5%, 1/15/22	3,465,000	3,581,944
Concho Resources, Inc., 5.5%, 4/01/23	5,495,000	5,495,000
EP Energy LLC, 9.375%, 5/01/20	3,795,000	3,918,337
EP Energy LLC, 7.75%, 9/01/22	6,260,000	6,244,350
Halcon Resources Corp., 8.875%, 5/15/21	5,245,000	2,727,400
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,655,000	1,632,825
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	5,201,000	3,042,585
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	2,765,000	1,589,875
MEG Energy Corp., 6.5%, 3/15/21 (n)	3,230,000	3,018,435
MEG Energy Corp., 7%, 3/31/24 (n)	1,135,000	1,041,363
Noble Energy, Inc., 5.625%, 5/01/21	5,255,000	5,569,202
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,885,000	3,632,475

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
Oasis Petroleum, Inc., 6.875%, 3/15/22	$3,485,000	$3,206,200
QEP Resources, Inc., 5.25%, 5/01/23	7,005,000	6,479,625
RSP Permian, Inc., 6.625%, 10/01/22 (n)	5,060,000	5,097,950
Sanchez Energy Corp., 6.125%, 1/15/23	5,155,000	4,175,550
SM Energy Co., 6.5%, 11/15/21	5,450,000	5,463,625
SM Energy Co., 6.125%, 11/15/22	2,440,000	2,403,400

		$85,465,216
Entertainment - 2.0%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$4,525,000	$4,875,687
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	2,220,000	2,264,400
Cedar Fair LP, 5.25%, 3/15/21	5,270,000	5,460,774
Cedar Fair LP, 5.375%, 6/01/24	1,790,000	1,830,597
Cinemark USA, Inc., 5.125%, 12/15/22	2,805,000	2,819,025
Cinemark USA, Inc., 4.875%, 6/01/23	2,495,000	2,454,456
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	3,755,000	3,886,425
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,755,000	4,897,650

		$28,489,014
Financial Institutions - 5.5%
Aircastle Ltd., 4.625%, 12/15/18	$3,385,000	$3,532,671
Aircastle Ltd., 5.125%, 3/15/21	2,710,000	2,791,300
Aircastle Ltd., 5.5%, 2/15/22	2,135,000	2,225,737
Aviation Capital Group, 4.625%, 1/31/18 (n)	2,300,000	2,381,832
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,950,000	4,494,065
CIT Group, Inc., 5.25%, 3/15/18	3,330,000	3,454,875
CIT Group, Inc., 6.625%, 4/01/18 (n)	5,369,000	5,785,097
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,562,000	5,881,815
CIT Group, Inc., 5%, 8/15/22	4,690,000	4,766,213
Credit Acceptance Co., 7.375%, 3/15/23 (n)	4,360,000	4,490,800
Icahn Enterprises LP, 6%, 8/01/20	4,240,000	4,462,600
Icahn Enterprises LP, 5.875%, 2/01/22	6,210,000	6,427,350
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,615,000	2,590,471
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	5,885,000	5,796,725
Navient Corp., 5.875%, 3/25/21	2,990,000	2,803,125
PHH Corp., 6.375%, 8/15/21	2,920,000	2,832,400
SLM Corp., 8%, 3/25/20	6,735,000	7,004,400
SLM Corp., 7.25%, 1/25/22	5,145,000	5,080,688
SLM Corp., 6.125%, 3/25/24	2,140,000	1,904,600

		$78,706,764
Food & Beverages - 1.0%
Constellation Brands, Inc., 4.25%, 5/01/23	$3,885,000	$3,885,000
Darling Ingredients, Inc., 5.375%, 1/15/22	4,325,000	4,379,062

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	$5,605,000	$5,850,219

		$14,114,281
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$3,490,000	$1,919,500
Tembec Industries, Inc., 9%, 12/15/19 (n)	3,290,000	2,664,900

		$4,584,400
Gaming & Lodging - 3.2%
Boyd Gaming Corp., 6.875%, 5/15/23	$3,590,000	$3,733,600
CCM Merger, Inc., 9.125%, 5/01/19 (n)	5,077,000	5,483,160
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,431,000	1,094,715
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	885,000	887,212
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	4,640,000	4,918,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,095,000	6,346,419
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,385,000	1,495,800
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	5,285,000	5,483,187
MGM Resorts International, 6.625%, 12/15/21	4,660,000	4,922,125
MGM Resorts International, 6%, 3/15/23	2,380,000	2,421,650
RHP Hotel Properties, 5%, 4/15/23 (n)	1,470,000	1,462,650
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	7,155,000	7,208,663

		$45,457,581
Industrial - 1.4%
Anixter, Inc., 5.125%, 10/01/21	$4,025,000	$4,060,219
Dematic S.A., 7.75%, 12/15/20 (n)	5,925,000	6,147,187
Howard Hughes Corp., 6.875%, 10/01/21 (n)	5,615,000	5,951,900
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,320,000	3,544,100

		$19,703,406
Machinery & Tools - 1.2%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$5,265,000	$5,278,162
H&E Equipment Services Co., 7%, 9/01/22	5,815,000	5,785,925
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	4,320,000	3,024,000
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	4,015,000	3,061,438

		$17,149,525
Major Banks - 1.2%
Bank of America Corp., FRN, 6.1%, 12/29/49	$11,825,000	$11,771,787
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	5,830,000	5,771,700

		$17,543,487

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - 5.3%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$840,000	$871,500
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	9,065,000	9,699,550
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,385,000	5,324,419
Davita, Inc., 5.125%, 7/15/24	2,205,000	2,222,012
HCA, Inc., 4.25%, 10/15/19	5,110,000	5,260,106
HCA, Inc., 7.5%, 2/15/22	6,995,000	8,149,175
HCA, Inc., 5.875%, 3/15/22	6,325,000	6,933,781
HCA, Inc., 5%, 3/15/24	2,930,000	3,050,862
HCA, Inc., 5.375%, 2/01/25	3,110,000	3,179,975
HealthSouth Corp., 5.125%, 3/15/23	5,075,000	5,075,000
LifePoint Hospitals, Inc., 5.5%, 12/01/21	5,795,000	6,012,313
Tenet Healthcare Corp., 8%, 8/01/20	7,105,000	7,406,963
Tenet Healthcare Corp., 4.5%, 4/01/21	5,265,000	5,291,325
Tenet Healthcare Corp., 8.125%, 4/01/22	2,235,000	2,507,402
Tenet Healthcare Corp., 6.75%, 6/15/23 (n)	1,425,000	1,489,125
Universal Health Services, Inc., 7.625%, 8/15/20	3,770,000	3,524,950

		$75,998,458
Medical Equipment - 1.2%
Alere, Inc., 6.375%, 7/01/23 (n)	$1,992,000	$2,071,680
DJO Finco, Inc., 8.125%, 6/15/21 (n)	3,640,000	3,740,100
Hologic, Inc., 5.25%, 7/15/22 (n)	5,230,000	5,399,975
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)	2,352,000	2,404,920
Teleflex, Inc., 5.25%, 6/15/24	4,155,000	4,248,488

		$17,865,163
Metals & Mining - 3.7%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$4,270,000	$4,248,650
Commercial Metals Co., 4.875%, 5/15/23	3,048,000	2,788,920
Consol Energy, Inc., 5.875%, 4/15/22	4,540,000	3,527,012
Consol Energy, Inc., 8%, 4/01/23 (n)	3,560,000	2,945,900
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	4,915,000	4,865,850
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	6,523,000	5,348,860
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	1,583,000	1,175,377
GrafTech International Co., 6.375%, 11/15/20	4,385,000	3,902,650
Hudbay Minerals, Inc., 9.5%, 10/01/20	4,320,000	4,233,600
Lundin Mining Corp., 7.5%, 11/01/20 (n)	2,300,000	2,334,500
Lundin Mining Corp., 7.875%, 11/01/22 (n)	2,210,000	2,248,675
Steel Dynamics, Inc., 5.125%, 10/01/21	1,670,000	1,665,825
Steel Dynamics, Inc., 5.25%, 4/15/23	3,060,000	2,998,800
Steel Dynamics, Inc., 5.5%, 10/01/24	2,170,000	2,148,300
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,440,000	1,411,200

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	$3,555,000	$3,483,900
Suncoke Energy, Inc., 7.625%, 8/01/19	1,423,000	1,465,512
TMS International Corp., 7.625%, 10/15/21 (n)	2,855,000	2,767,825

		$53,561,356
Midstream - 5.4%
AmeriGas Finance LLC, 6.75%, 5/20/20	$6,730,000	$7,049,675
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	4,055,000	4,125,962
Crestwood Midstream Partners LP, 6%, 12/15/20	3,215,000	3,239,112
Crestwood Midstream Partners LP, 6.125%, 3/01/22	2,420,000	2,389,750
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	1,815,000	1,824,075
El Paso Corp., 7.75%, 1/15/32	8,280,000	9,416,703
Energy Transfer Equity LP, 7.5%, 10/15/20	6,130,000	6,865,600
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	2,035,000	2,040,086
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	6,040,000	6,085,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	3,605,000	3,695,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	4,669,000	4,540,603
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	4,840,000	4,936,800
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	7,070,000	6,999,300
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	2,130,000	2,118,019
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	3,370,000	3,319,450
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,490,000	2,602,050
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,365,000	1,296,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	1,390,000	1,438,650
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	2,670,000	2,670,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	1,385,000	1,367,688

		$78,020,698
Network & Telecom - 1.4%
Centurylink, Inc., 6.45%, 6/15/21	$2,815,000	$2,871,300
Centurylink, Inc., 7.65%, 3/15/42	4,390,000	3,885,150
Citizens Communications Co., 9%, 8/15/31	2,535,000	2,313,187
Frontier Communications Corp., 8.125%, 10/01/18	1,030,000	1,107,250
Frontier Communications Corp., 6.25%, 9/15/21	1,995,000	1,840,387
Frontier Communications Corp., 7.125%, 1/15/23	2,325,000	2,098,312

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Network & Telecom - continued
Telecom Italia Capital, 6%, 9/30/34	$1,515,000	$1,499,850
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	4,255,000	4,276,275

		$19,891,711
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22	$5,520,000	$5,216,400
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,320,000	3,326,400
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,655,000	1,964,700

		$10,507,500
Oils - 0.5%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$3,100,000	$3,169,750
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	4,515,000	4,424,700

		$7,594,450
Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$3,895,000	$5,151,137

Pharmaceuticals - 2.3%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)	$1,540,000	$1,601,600
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	5,945,000	6,331,425
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	1,170,000	1,205,100
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	4,605,000	4,800,713
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	595,000	599,463
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,495,000	6,746,681
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	3,850,000	4,061,750
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	2,070,000	2,116,575
Vantage Point Imaging, 7.5%, 7/15/21 (n)	2,850,000	3,092,250
VRX Escrow Corp., 5.875%, 5/15/23 (n)	2,995,000	3,114,501

		$33,670,058
Pollution Control - 0.2%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$3,710,000	$2,921,625

Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$5,340,000	$4,966,200
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	5,635,000	5,156,025

		$10,122,225
Printing & Publishing - 1.2%
American Media, Inc., 13.5%, 6/15/18 (z)	$297,449	$308,232
Gannett Co., Inc., 5.125%, 7/15/20	1,645,000	1,714,912
Gannett Co., Inc., 4.875%, 9/15/21 (n)	2,120,000	2,125,300
Gannett Co., Inc., 6.375%, 10/15/23	3,430,000	3,627,225

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Printing & Publishing - continued
Nielsen Finance LLC, 5%, 4/15/22 (n)	$7,230,000	$7,166,738
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	2,385,000	2,432,700
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	300,000	306,000

		$17,681,107
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$3,435,000	$3,606,750
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	3,810,000	4,052,888

		$7,659,638
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$6,825,000	$7,012,687
Felcor Lodging LP, REIT, 5.625%, 3/01/23	5,205,000	5,341,371

		$12,354,058
Retailers - 2.3%
Best Buy Co., Inc., 5.5%, 3/15/21	$5,055,000	$5,258,464
Bon Ton Stores, Inc., 8%, 6/15/21	2,990,000	2,242,500
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	3,543,000	3,328,588
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	6,665,000	7,031,575
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	2,600,000	2,229,500
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	3,525,000	3,736,500
Rite Aid Corp., 9.25%, 3/15/20	3,240,000	3,520,098
Rite Aid Corp., 6.75%, 6/15/21	1,490,000	1,583,125
Rite Aid Corp., 6.125%, 4/01/23 (n)	2,025,000	2,103,469
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	2,570,000	2,688,220

		$33,722,039
Specialty Chemicals - 0.8%
Chemtura Corp., 5.75%, 7/15/21	$7,345,000	$7,418,450
Univar USA, Inc., 6.75%, 7/15/23 (n)	3,945,000	3,964,725

		$11,383,175
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$4,595,000	$4,859,212
Group 1 Automotive, Inc., 5%, 6/01/22	6,620,000	6,620,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	5,150,000	5,407,500

		$16,886,712
Telecommunications - Wireless - 4.5%
Crown Castle International Corp., 4.875%, 4/15/22	$1,445,000	$1,482,852
Crown Castle International Corp., 5.25%, 1/15/23	4,270,000	4,472,825

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telecommunications - Wireless - continued
Digicel Group Ltd., 8.25%, 9/30/20 (n)	$1,430,000	$1,412,125
Digicel Group Ltd., 7.125%, 4/01/22 (n)	2,189,000	2,008,407
Digicel Group Ltd., 6.75%, 3/01/23 (n)	5,257,000	5,044,091
Eileme 2 AB, 11.625%, 1/31/20 (n)	2,149,000	2,355,841
Sprint Capital Corp., 6.875%, 11/15/28	4,745,000	4,021,388
Sprint Corp., 7.875%, 9/15/23	4,665,000	4,472,569
Sprint Corp., 7.125%, 6/15/24	8,525,000	7,800,375
Sprint Nextel Corp., 9%, 11/15/18 (n)	2,120,000	2,374,400
Sprint Nextel Corp., 6%, 11/15/22	3,950,000	3,470,075
T-Mobile USA, Inc., 6.125%, 1/15/22	565,000	590,425
T-Mobile USA, Inc., 6.5%, 1/15/24	2,280,000	2,407,543
T-Mobile USA, Inc., 6.464%, 4/28/19	1,760,000	1,815,000
T-Mobile USA, Inc., 6.25%, 4/01/21	7,105,000	7,442,488
T-Mobile USA, Inc., 6.633%, 4/28/21	3,350,000	3,546,645
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,950,000	4,038,875
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	5,600,000	5,936,000

		$64,691,924
Telephone Services - 0.5%
Level 3 Financing, Inc., 8.625%, 7/15/20	$1,315,000	$1,403,763
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	2,925,000	2,844,563
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	2,340,000	2,278,575

		$6,526,901
Transportation - Services - 1.4%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$4,585,000	$4,206,737
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,479,000	3,426,815
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,320,000	2,830,300
Stena AB, 7%, 2/01/24 (n)	6,510,000	6,217,050
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	3,300,000	2,475,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	953,000	798,138

		$19,954,040
Utilities - Electric Power - 1.8%
Calpine Corp., 5.5%, 2/01/24	$4,015,000	$3,894,550
Covanta Holding Corp., 7.25%, 12/01/20	4,425,000	4,635,187
Covanta Holding Corp., 6.375%, 10/01/22	1,520,000	1,596,000
Covanta Holding Corp., 5.875%, 3/01/24	1,840,000	1,812,400
NRG Energy, Inc., 8.25%, 9/01/20	4,950,000	5,155,425
NRG Energy, Inc., 6.25%, 7/15/22	1,740,000	1,744,350
NRG Energy, Inc., 6.625%, 3/15/23	4,080,000	4,141,200
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	2,810,000	2,817,025

		$25,796,137
Total Bonds (Identified Cost, $1,347,041,773)		$1,303,913,888

17

Portfolio of Investments (unaudited) – continued

Floating Rate Loans (g)(r) - 3.4%
Issuer	Shares/Par	Value ($)
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$3,514,235	$3,505,010

Building - 0.5%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,682,467	$4,669,787
HD Supply, Inc., Term Loan B, 4%, 6/28/18	2,863,705	2,864,421

		$7,534,208
Cable TV - 0.1%
Cequel Communications LLC, Term Loan, 3.5%, 2/14/19	$2,248,519	$2,243,836

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/21	$2,765,031	$2,759,846

Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,747,842	$2,748,703

Containers - 0.2%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$2,402,817	$2,403,805

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$4,150,903	$4,156,092

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,595,760	$1,541,237

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,478,784	$1,483,406

Gaming & Lodging - 0.2%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$3,071,178	$3,074,538

Medical & Health Technology & Services - 0.3%
Davita Healthcare, Term Loan B, 3.5%, 6/24/21	$3,706,944	$3,711,578

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/21	$2,698,235	$2,694,862

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$1,149,016	$1,149,734

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$5,348,909	$5,348,909

18

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$4,665,788	$4,623,017
Total Floating Rate Loans (Identified Cost, $48,997,612)		$48,978,781

Common Stocks - 0.9%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$264,827

Special Products & Services - 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	146,200	$12,861,214
Total Common Stocks (Identified Cost, $14,404,044)		$13,126,041

Money Market Funds - 3.1%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	44,345,811	$44,345,811
Total Investments (Identified Cost, $1,454,789,240)		$1,410,364,521

Other Assets, Less Liabilities - 1.9%		27,587,684
Net Assets - 100.0%		$1,437,952,205

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $528,421,203 representing 36.8% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$168,305	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	104,844	—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	80,202	—
Total	$353,351	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

19

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/28/10	$299,825	$308,232
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 0%, 4/26/50	4/12/06-7/31/15	657,150	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 0%, 4/26/50	4/12/06-4/26/15	2,054,697	21
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25	1/29/03	29,260	98,096
Morgan Stanley Capital I, Inc., FRN, 1.42%, 4/28/39	7/20/04	351,859	24,656
Total Restricted Securities			$431,012
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	EUR	Deutsche Bank AG	1,362,000	10/09/15	$1,499,843	$1,497,222	$(2,621)
SELL	EUR	UBS AG	3,850,013	10/09/15	4,213,066	4,232,250	(19,184)

							$(21,805)

20

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	114	$14,527,875	September - 2015	$(38,400)

At July 31, 2015, the fund had cash collateral of $153,900 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with broker” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

21

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,410,443,429)	$1,366,018,710
Underlying affiliated funds, at cost and value	44,345,811
Total investments, at value (identified cost, $1,454,789,240)	$1,410,364,521
Cash	50,491
Deposits with broker	153,900
Receivables for
Investments sold	3,585,493
Fund shares sold	900,076
Interest	25,145,382
Other assets	2,808
Total assets	$1,440,202,671
Liabilities
Payables for
Distributions	$244,191
Forward foreign currency exchange contracts	21,805
Daily variation margin on open futures contracts	67,688
Fund shares reacquired	1,139,845
Payable to affiliates
Investment adviser	28,248
Shareholder servicing costs	608,029
Distribution and service fees	11,461
Program manager fees	14
Payable for independent Trustees’ compensation	46,819
Accrued expenses and other liabilities	82,366
Total liabilities	$2,250,466
Net assets	$1,437,952,205
Net assets consist of
Paid-in capital	$1,626,754,658
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(44,485,359)
Accumulated net realized gain (loss) on investments and foreign currency	(141,345,882)
Accumulated distributions in excess of net investment income	(2,971,212)
Net assets	$1,437,952,205
Shares of beneficial interest outstanding	417,921,138

22

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$444,855,248	129,271,547	$3.44
Class B	24,520,509	7,115,490	3.45
Class C	67,796,753	19,641,006	3.45
Class I	76,428,009	22,247,275	3.44
Class R1	1,167,779	339,033	3.44
Class R2	2,815,419	817,790	3.44
Class R3	7,020,428	2,041,073	3.44
Class R4	629,559	182,937	3.44
Class R5	807,515,418	234,752,667	3.44
Class 529A	3,295,418	958,597	3.44
Class 529B	336,870	97,911	3.44
Class 529C	1,570,795	455,812	3.45

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $3.59 [100 / 95.75 x $3.44] and $3.59 [100 / 95.75 x $3.44], respectively. On sales of $100,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, R5, and 529A.

See Notes to Financial Statements

23

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$43,590,943
Dividends	254,688
Dividends from underlying affiliated funds	24,233
Total investment income	$43,869,864
Expenses
Management fee	$3,358,893
Distribution and service fees	1,085,697
Program manager fees	2,652
Shareholder servicing costs	896,425
Administrative services fee	118,837
Independent Trustees’ compensation	18,871
Custodian fee	97,999
Shareholder communications	49,336
Audit and tax fees	38,850
Legal fees	8,776
Miscellaneous	105,239
Total expenses	$5,781,575
Fees paid indirectly	(207)
Reduction of expenses by investment adviser and distributor	(67,910)
Net expenses	$5,713,458
Net investment income	$38,156,406
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(3,369,787)
Futures contracts	(255,720)
Foreign currency	419,590
Net realized gain (loss) on investments and foreign currency	$(3,205,917)
Change in unrealized appreciation (depreciation)
Investments	$(14,531,853)
Futures contracts	503,499
Translation of assets and liabilities in foreign currencies	(290,121)
Net unrealized gain (loss) on investments and foreign currency translation	$(14,318,475)
Net realized and unrealized gain (loss) on investments and foreign currency	$(17,524,392)
Change in net assets from operations	$20,632,014

See Notes to Financial Statements

24

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/15	Year ended 1/31/15
Change in net assets	(unaudited)
From operations
Net investment income	$38,156,406	$75,929,994
Net realized gain (loss) on investments and foreign currency	(3,205,917)	14,945,943
Net unrealized gain (loss) on investments and foreign currency translation	(14,318,475)	(56,528,916)
Change in net assets from operations	$20,632,014	$34,347,021
Distributions declared to shareholders
From net investment income	$(40,746,883)	$(80,078,822)
Change in net assets from fund share transactions	$11,692,269	$142,655,611
Total change in net assets	$(8,422,600)	$96,923,810
Net assets
At beginning of period	1,446,374,805	1,349,450,995
At end of period (including accumulated distributions in excess of net investment income of $2,971,212 and $380,735, respectively)	$1,437,952,205	$1,446,374,805

See Notes to Financial Statements

25

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/15		Years ended 1/31
Class A			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.44	$3.52	$3.26
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.20		$0.22	$0.23	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.10)	(0.00	)(w)	0.18	(0.07)	0.26
Total from investment operations	$0.04		$0.09	$0.20		$0.40	$0.16	$0.51
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.21)		$(0.23)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$3.44		$3.49	$3.60		$3.61	$3.44	$3.52
Total return (%) (r)(s)(t)(x)	1.25	(n)	2.45	5.71		12.05	4.77	16.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.95	0.93		0.93	0.93	0.93
Expenses after expense reductions (f)	0.92	(a)	0.93	0.92		0.93	0.92	0.93
Net investment income	5.07	(a)	5.25	5.64		6.39	6.76	7.53
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$444,855		$452,587	$457,198		$504,600	$462,232	$501,139

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 7/31/15		Years ended 1/31
Class B			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.44	$3.53	$3.26
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.16	$0.17		$0.20	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.10)	(0.00	)(w)	0.18	(0.09)	0.26
Total from investment operations	$0.04		$0.06	$0.17		$0.38	$0.12	$0.49
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.18)		$(0.21)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$3.45		$3.49	$3.60		$3.61	$3.44	$3.53
Total return (%) (r)(s)(t)(x)	1.17	(n)	1.68	4.93		11.22	3.70	15.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70	1.68		1.67	1.67	1.68
Expenses after expense reductions (f)	1.68	(a)	1.69	1.68		1.67	1.67	1.68
Net investment income	4.32	(a)	4.49	4.86		5.59	5.99	6.78
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$24,521		$27,034	$31,175		$31,656	$25,983	$37,772

	Six months ended 7/31/15		Years ended 1/31
Class C			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.50		$3.61	$3.62		$3.45	$3.53	$3.27
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.16	$0.17		$0.20	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.10)	(0.00	)(w)	0.18	(0.08)	0.25
Total from investment operations	$0.03		$0.06	$0.17		$0.38	$0.13	$0.48
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.18)		$(0.21)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$3.45		$3.50	$3.61		$3.62	$3.45	$3.53
Total return (%) (r)(s)(t)(x)	0.88	(n)	1.69	4.93		11.21	4.00	15.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.68	(a)	1.69	1.68		1.67	1.67	1.68
Expenses after expense reductions (f)	1.68	(a)	1.69	1.68		1.67	1.67	1.68
Net investment income	4.30	(a)	4.48	4.86		5.61	5.99	6.74
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$67,797		$69,162	$76,490		$81,710	$75,309	$80,802

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 7/31/15		Years ended 1/31
Class I			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.48		$3.59	$3.60		$3.44	$3.52	$3.25
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.21		$0.24	$0.24	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.09)	(0.00	)(w)	0.16	(0.07)	0.27
Total from investment operations	$0.06		$0.10	$0.21		$0.40	$0.17	$0.53
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)		$(0.24)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$3.44		$3.48	$3.59		$3.60	$3.44	$3.52
Total return (%) (r)(s)(x)	1.67	(n)	2.70	5.98		12.02	5.03	16.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.69	0.68		0.67	0.68	0.68
Expenses after expense reductions (f)	0.68	(a)	0.69	0.68		0.67	0.68	0.68
Net investment income	5.33	(a)	5.44	5.88		6.86	7.02	7.75
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$76,428		$95,887	$67,027		$70,506	$448,607	$386,185

	Six months ended 7/31/15		Years ended 1/31
Class R1			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.44	$3.52	$3.26
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.16	$0.17		$0.20	$0.21	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.10)	(0.00	)(w)	0.18	(0.08)	0.25
Total from investment operations	$0.03		$0.06	$0.17		$0.38	$0.13	$0.48
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.18)		$(0.21)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$3.44		$3.49	$3.60		$3.61	$3.44	$3.52
Total return (%) (r)(s)(x)	0.87	(n)	1.68	4.93		11.22	4.00	15.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.70	1.68		1.68	1.67	1.68
Expenses after expense reductions (f)	1.68	(a)	1.69	1.68		1.68	1.67	1.68
Net investment income	4.31	(a)	4.47	4.87		5.65	6.01	6.78
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$1,168		$1,317	$1,199		$1,137	$1,201	$1,138

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 7/31/15		Years ended 1/31
Class R2			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.44	$3.52	$3.26
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.18	$0.19		$0.22	$0.22	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.10)	(0.00	)(w)	0.17	(0.07)	0.26
Total from investment operations	$0.04		$0.08	$0.19		$0.39	$0.15	$0.50
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.20)		$(0.22)	$(0.23)	$(0.24)
Net asset value, end of period (x)	$3.44		$3.49	$3.60		$3.61	$3.44	$3.52
Total return (%) (r)(s)(x)	1.12	(n)	2.19	5.45		11.77	4.51	15.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.20	1.18		1.18	1.18	1.18
Expenses after expense reductions (f)	1.18	(a)	1.19	1.18		1.18	1.17	1.18
Net investment income	4.82	(a)	5.00	5.38		6.18	6.52	7.27
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$2,815		$3,036	$3,469		$4,103	$5,639	$5,653

	Six months ended 7/31/15		Years ended 1/31
Class R3			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.44	$3.52	$3.25
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.20		$0.22	$0.23	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.10)	(0.00	)(w)	0.18	(0.07)	0.27
Total from investment operations	$0.04		$0.09	$0.20		$0.40	$0.16	$0.52
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.21)		$(0.23)	$(0.24)	$(0.25)
Net asset value, end of period (x)	$3.44		$3.49	$3.60		$3.61	$3.44	$3.52
Total return (%) (r)(s)(x)	1.25	(n)	2.45	5.71		12.05	4.77	16.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)	0.95	0.93		0.93	0.93	0.93
Expenses after expense reductions (f)	0.93	(a)	0.94	0.93		0.93	0.93	0.93
Net investment income	5.07	(a)	5.26	5.63		6.39	6.78	7.54
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$7,020		$6,755	$8,046		$8,183	$7,376	$7,281
See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 7/31/15		Years ended 1/31
Class R4			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.44	$3.52	$3.26
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.21		$0.23	$0.24	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.10)	(0.00	)(w)	0.18	(0.07)	0.26
Total from investment operations	$0.05		$0.10	$0.21		$0.41	$0.17	$0.52
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)		$(0.24)	$(0.25)	$(0.26)
Net asset value, end of period (x)	$3.44		$3.49	$3.60		$3.61	$3.44	$3.52
Total return (%) (r)(s)(x)	1.38	(n)	2.71	5.98		12.33	5.04	16.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.70	0.68		0.68	0.68	0.68
Expenses after expense reductions (f)	0.68	(a)	0.69	0.68		0.68	0.67	0.68
Net investment income	5.31	(a)	5.47	5.86		6.65	7.02	7.72
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$630		$571	$464		$302	$331	$316

	Six months ended 7/31/15		Years ended 1/31			Period ended 1/31/13 (i)
Class R5			2015	2014
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.41
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.20	$0.21		$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.10)	(0.00	)(w)	0.21
Total from investment operations	$0.05		$0.10	$0.21		$0.36
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.21)	$(0.22)		$(0.16)
Net asset value, end of period (x)	$3.44		$3.49	$3.60		$3.61
Total return (%) (r)(s)(x)	1.42	(n)	2.79	6.06		10.74(n	)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.62	0.61		0.63	(a)
Expenses after expense reductions (f)	0.60	(a)	0.61	0.61		0.63	(a)
Net investment income	5.40	(a)	5.57	5.93		6.37	(a)
Portfolio turnover	24	(n)	43	46		38
Net assets at end of period (000 omitted)	$807,515		$784,830	$699,123		$516,399

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 7/31/15		Years ended 1/31
Class 529A			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.43	$3.52	$3.25
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.19	$0.20		$0.22	$0.23	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.10)	(0.00	)(w)	0.19	(0.08)	0.26
Total from investment operations	$0.04		$0.09	$0.20		$0.41	$0.15	$0.51
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.20)	$(0.21)		$(0.23)	$(0.24)	$(0.24)
Net asset value, end of period (x)	$3.44		$3.49	$3.60		$3.61	$3.43	$3.52
Total return (%) (r)(s)(t)(x)	1.23	(n)	2.41	5.69		12.33	4.40	16.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.04	(a)	1.05	1.03		1.03	1.03	1.03
Expenses after expense reductions (f)	0.97	(a)	0.98	0.96		0.98	1.00	1.03
Net investment income	5.03	(a)	5.21	5.60		6.31	6.71	7.41
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$3,295		$3,270	$3,164		$2,748	$1,719	$1,215

	Six months ended 7/31/15		Years ended 1/31
Class 529B			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.44	$3.52	$3.25
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.17		$0.20	$0.20	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.04)		(0.10)	(0.00	)(w)	0.17	(0.07)	0.27
Total from investment operations	$0.03		$0.06	$0.17		$0.37	$0.13	$0.49
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.18)		$(0.20)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$3.44		$3.49	$3.60		$3.61	$3.44	$3.52
Total return (%) (r)(s)(t)(x)	0.85	(n)	1.63	4.87		11.17	3.92	15.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.80	1.78		1.78	1.78	1.78
Expenses after expense reductions (f)	1.73	(a)	1.74	1.73		1.73	1.75	1.78
Net investment income	4.27	(a)	4.45	4.83		5.60	5.95	6.65
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$337		$334	$337		$375	$362	$398

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 7/31/15		Years ended 1/31
Class 529C			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$3.49		$3.60	$3.61		$3.44	$3.52	$3.26
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.17		$0.20	$0.20	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	(0.03)		(0.10)	(0.00	)(w)	0.17	(0.07)	0.26
Total from investment operations	$0.04		$0.06	$0.17		$0.37	$0.13	$0.48
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.17)	$(0.18)		$(0.20)	$(0.21)	$(0.22)
Net asset value, end of period (x)	$3.45		$3.49	$3.60		$3.61	$3.44	$3.52
Total return (%) (r)(s)(t)(x)	1.14	(n)	1.63	4.88		11.17	3.92	15.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.79	(a)	1.79	1.78		1.77	1.77	1.78
Expenses after expense reductions (f)	1.73	(a)	1.74	1.73		1.72	1.74	1.77
Net investment income	4.25	(a)	4.43	4.81		5.56	5.94	6.61
Portfolio turnover	24	(n)	43	46		38	60	66
Net assets at end of period (000 omitted)	$1,571		$1,593	$1,758		$1,311	$1,060	$739

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class R5, the period is from inception, June 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

32

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Income Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet

33

Notes to Financial Statements (unaudited) – continued

offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the

34

Notes to Financial Statements (unaudited) – continued

security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$13,126,041	$—	$—	$13,126,041
U.S. Corporate Bonds	—	1,102,401,286	—	1,102,401,286
Commercial Mortgage-Backed Securities	—	565,246	—	565,246
Asset-Backed Securities (including CDOs)	—	28	—	28
Foreign Bonds	—	200,947,328	—	200,947,328
Floating Rate Loans	—	48,978,781	—	48,978,781
Mutual Funds	44,345,811	—	—	44,345,811
Total Investments	$57,471,852	$1,352,892,669	$—	$1,410,364,521

Other Financial Instruments
Futures Contracts	$(38,400)	$—	$—	$(38,400)
Forward Foreign Currency Exchange Contracts	—	(21,805)	—	(21,805)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for

35

Notes to Financial Statements (unaudited) – continued

foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(38,400)
Foreign Exchange	Forward Foreign Currency Exchange	(21,805)
Total		$(60,205)

(a)	The value of futures contracts includes cumulative depreciation as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(255,720)	$—
Foreign Exchange	—	422,662
Total	$(255,720)	$422,662

36

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$503,499	$—
Foreign Exchange	—	(294,999)
Total	$503,499	$(294,999)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

37

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

38

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

39

Notes to Financial Statements (unaudited) – continued

may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to expiration of capital loss carryforwards and amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/15
Ordinary income (including any short-term capital gains)	$80,078,822

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/15
Cost of investments	$1,461,099,225
Gross appreciation	14,246,055
Gross depreciation	(64,980,759)
Net unrealized appreciation (depreciation)	$(50,734,704)

As of 1/31/15
Undistributed ordinary income	6,402,515
Capital loss carryforwards	(129,623,790)
Post-October capital loss deferral	(2,842,135)
Other temporary differences	(6,515,369)
Net unrealized appreciation (depreciation)	(36,108,805)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2015, the fund had capital loss carryforwards available to offset future realized gain. Such pre-enactment losses expire as follows:

1/31/17	$(82,988,636)
1/31/18	(46,635,154)
Total	$(129,623,790)

40

Notes to Financial Statements (unaudited) – continued

The availability of $24,285,300 of the capital loss carryforwards, which were acquired on July 24, 2009 in connection with the MFS Floating Rate High Income Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/15	Year ended 1/31/15
Class A	$12,429,876	$25,663,339
Class B	609,397	1,436,375
Class C	1,611,774	3,557,473
Class I	2,619,583	4,239,647
Class R1	28,587	62,227
Class R2	75,769	172,561
Class R3	186,315	401,921
Class R4	17,924	31,095
Class R5	23,032,512	44,229,586
Class 529A	89,849	185,256
Class 529B	7,736	16,328
Class 529C	37,561	83,014
Total	$40,746,883	$80,078,822

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1.4 billion of average daily net assets	0.46%
Average daily net assets in excess of $1.4 billion	0.44%

The investment adviser has agreed in writing to reduce its management fee to 0.42% of average daily net assets in excess of $3 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2017. For the six months ended July 31, 2015, the fund’s average daily net assets did not exceed $3 billion and therefore, the management fee was not reduced in accordance with this agreement. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months

41

Notes to Financial Statements (unaudited) – continued

ended July 31, 2015, this management fee reduction amounted to $49,203, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.45% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $35,485 and $275 for the six months ended July 31, 2015, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$573,672
Class B	0.75%	0.25%	1.00%	1.00%	130,403
Class C	0.75%	0.25%	1.00%	1.00%	345,581
Class R1	0.75%	0.25%	1.00%	1.00%	6,126
Class R2	0.25%	0.25%	0.50%	0.50%	7,328
Class R3	—	0.25%	0.25%	0.25%	8,594
Class 529A	—	0.25%	0.25%	0.24%	4,177
Class 529B	0.75%	0.25%	1.00%	1.00%	1,677
Class 529C	0.75%	0.25%	1.00%	1.00%	8,139
Total Distribution and Service Fees					$1,085,697

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2015, this rebate amounted to $16,886, $149, $157, and $189 for Class A, Class B, Class C, and Class 529A, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in

42

Notes to Financial Statements (unaudited) – continued

the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2015, were as follows:

Amount
Class A	$7,311
Class B	34,187
Class C	2,874
Class 529C	25

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will expire on May 31, 2017, unless MFD elects to extend the waiver. For the six months ended July 31, 2015, this waiver amounted to $1,326 and is included in the reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended July 31, 2015, were as follows:

	Fee	Waiver
Class 529A	$1,670	$835
Class 529B	168	84
Class 529C	814	407
Total Program Manager Fees and Waivers	$2,652	$1,326

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2015, the fee was $123,655, which equated to 0.0169% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $330,381.

Under a Special Servicing Agreement among MFS, certain MFS funds which invest in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the

43

Notes to Financial Statements (unaudited) – continued

benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-funds. For the six months ended July 31, 2015, these costs for the fund amounted to $442,389 and are included in “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,786 and the Retirement Deferral plan resulted in an expense of $830. Both amounts are included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $46,819 at July 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2015, the fee paid by the fund under this agreement was $1,751 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

44

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $356,124,833 and $335,535,796, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/15		Year ended 1/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	16,365,836	$57,562,652	29,604,469	$105,999,664
Class B	397,128	1,400,384	1,036,181	3,737,113
Class C	1,679,098	5,921,474	3,233,066	11,652,249
Class I	12,445,362	43,791,840	33,132,981	117,478,895
Class R1	47,238	165,794	119,524	431,220
Class R2	62,222	219,094	136,262	490,440
Class R3	112,970	395,928	274,689	988,039
Class R4	23,295	81,997	42,331	153,729
Class R5	4,466,657	15,706,473	24,849,471	89,048,046
Class 529A	134,746	471,473	170,588	612,258
Class 529B	4,638	16,364	9,672	34,797
Class 529C	51,701	183,474	69,887	251,517
	35,790,891	$125,916,947	92,679,121	$330,877,967

Shares issued to shareholders in reinvestment of distributions
Class A	3,187,164	$11,197,736	6,293,561	$22,620,581
Class B	156,823	552,095	357,121	1,286,189
Class C	399,517	1,408,213	827,628	2,985,357
Class I	709,623	2,492,450	1,069,676	3,837,979
Class R1	8,120	28,576	17,279	62,169
Class R2	20,977	73,746	46,648	167,866
Class R3	53,069	186,313	111,776	401,908
Class R4	5,100	17,923	8,661	31,095
Class R5	6,560,320	23,032,512	12,314,456	44,229,586
Class 529A	25,406	89,198	51,353	184,486
Class 529B	2,202	7,736	4,532	16,292
Class 529C	10,561	37,172	22,903	82,479
	11,138,882	$39,123,670	21,125,594	$75,905,987

45

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/15		Year ended 1/31/15
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(20,047,401)	$(70,337,038)	(33,233,097)	$(118,695,288)
Class B	(1,177,647)	(4,145,454)	(2,306,375)	(8,275,956)
Class C	(2,204,161)	(7,782,689)	(5,485,311)	(19,748,105)
Class I	(18,461,495)	(64,487,305)	(25,315,559)	(89,505,098)
Class R1	(93,460)	(329,033)	(92,444)	(332,626)
Class R2	(135,389)	(478,708)	(276,708)	(998,308)
Class R3	(62,456)	(220,455)	(686,457)	(2,476,665)
Class R4	(9,099)	(32,367)	(16,262)	(58,597)
Class R5	(1,370,498)	(4,810,770)	(6,470,093)	(22,969,466)
Class 529A	(139,696)	(487,875)	(163,857)	(582,800)
Class 529B	(4,791)	(16,823)	(12,134)	(43,725)
Class 529C	(62,527)	(219,831)	(124,646)	(441,709)
	(43,768,620)	$(153,348,348)	(74,182,943)	$(264,128,343)

Net change
Class A	(494,401)	$(1,576,650)	2,664,933	$9,924,957
Class B	(623,696)	(2,192,975)	(913,073)	(3,252,654)
Class C	(125,546)	(453,002)	(1,424,617)	(5,110,499)
Class I	(5,306,510)	(18,203,015)	8,887,098	31,811,776
Class R1	(38,102)	(134,663)	44,359	160,763
Class R2	(52,190)	(185,868)	(93,798)	(340,002)
Class R3	103,583	361,786	(299,992)	(1,086,718)
Class R4	19,296	67,553	34,730	126,227
Class R5	9,656,479	33,928,215	30,693,834	110,308,166
Class 529A	20,456	72,796	58,084	213,944
Class 529B	2,049	7,277	2,070	7,364
Class 529C	(265)	815	(31,856)	(107,713)
	3,161,153	$11,692,269	39,621,772	$142,655,611

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime Income Fund were the owners of record of approximately 23%, 19%, 11%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2015 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2035 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for

46

Notes to Financial Statements (unaudited) – continued

temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2015, the fund’s commitment fee and interest expense were $2,414 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	32,644,694	253,110,047	(241,408,930)	44,345,811

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$24,233	$44,345,811

47

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative

48

Board Review of Investment Advisory Agreement – continued

performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable accounts. In comparing these fees, the Trustees considered information provided by

49

Board Review of Investment Advisory Agreement – continued

MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional and other accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional and other accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $1.4 billion, and that MFS has agreed in writing to further reduce its advisory fee rate on the Fund’s average daily net assets over $3 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

50

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

51

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

52

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2015

MFS® GLOBAL HIGH YIELD FUND

HYO-SEM

MFS® GLOBAL HIGH YIELD FUND

Contact information back cover
Appendix A: MFS High Yield Pooled Portfolio Semiannual Report	Enclosed

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy picked up steam after another difficult winter held back domestic consumption. Although the labor and housing markets have rebounded, a stronger U.S. dollar and weak overseas demand are weighing on corporate earnings.

In Europe, concerns about a new Greek bailout package weighed on investor confidence. However, the European Central Bank’s quantitative easing program has laid the foundation for economic recovery throughout the eurozone.

China’s equity markets have struggled in recent months, and as concerns mount over a weakening Chinese economy, global market volatility is on the rise.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Cable TV	6.6%
Telecommunications-Wireless	5.6%
Building	4.8%
Energy-Independent	4.6%
Medical & Health Technology & Services	4.2%

Composition including fixed income credit quality (a)(i)
BBB	3.1%
BB	40.6%
B	44.4%
CCC	8.5%
C	0.1%
D	0.1%
Not Rated	(0.7)%
Non-Fixed Income	0.6%
Cash & Other	3.3%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.6 yrs.

Issuer country weightings (i)(x)
United States	60.1%
Canada	4.7%
United Kingdom	4.6%
Mexico	3.1%
Germany	2.9%
Brazil	2.8%
Italy	2.6%
Netherlands	1.8%
Russia	1.6%
Other Countries	15.8%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.

2

Portfolio Composition – continued

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the fund’s and the MFS High Yield Pooled Portfolio’s Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements of the fund and the MFS High Yield Pooled Portfolio for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 7/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2015 through July 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2015 through July 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/15	Ending Account Value 7/31/15	Expenses Paid During Period (p) 2/01/15-7/31/15
A	Actual	1.05%	$1,000.00	$1,018.56	$5.26
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
B	Actual	1.80%	$1,000.00	$1,014.80	$8.99
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
C	Actual	1.80%	$1,000.00	$1,014.77	$8.99
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
I	Actual	0.80%	$1,000.00	$1,019.86	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R1	Actual	1.80%	$1,000.00	$1,014.77	$8.99
	Hypothetical (h)	1.80%	$1,000.00	$1,015.87	$9.00
R2	Actual	1.30%	$1,000.00	$1,017.33	$6.50
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R3	Actual	1.05%	$1,000.00	$1,018.56	$5.26
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R4	Actual	0.80%	$1,000.00	$1,019.88	$4.01
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
R5	Actual	0.70%	$1,000.00	$1,020.36	$3.51
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 30.5%
Issuer	Shares/Par		Value ($)
Aerospace - 0.3%
TA Aerospace, 3.625%, 4/15/23 (n)	EUR	1,225,000	$1,306,343

Asset-Backed & Securitized - 0.2%
Citigroup Commercial Mortgage Trust, FRN, 6%, 12/10/49		$2,500,000	$361,960
Crest Ltd., CDO, 7%, 1/28/40 (d)		1,430,180	488,306
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25 (i)(z)		51,504	12,445
LB Commercial Conduit Mortgage Trust, FRN, 1.191%, 2/18/30 (i)		161,324	2,297
Morgan Stanley Capital I, Inc., FRN, 1.42%, 4/28/39 (i)(z)		1,026,078	5,171

			$870,179
Automotive - 1.0%
Rhino Bondco S.p.A., 7.25%, 11/15/20 (n)	EUR	751,000	$889,070
Schaeffler Finance B.V., 4.25%, 5/15/18	EUR	100,000	112,032
Schaeffler Finance B.V., 3.25%, 5/15/25 (n)	EUR	905,000	949,190
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)		$640,000	662,400
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)		295,000	295,738
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)		200,000	211,250
Tupy Overseas S.A., 6.625%, 7/17/24		1,465,000	1,406,400
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)		200,000	197,000

			$4,723,080
Broadcasting - 0.0%
Myriad International Holdings B.V., 5.5%, 7/21/25 (z)		$200,000	$203,000

Building - 2.4%
CEMEX S.A.B. de C.V., 5.875%, 3/25/19 (n)		$345,000	$351,038
CEMEX S.A.B. de C.V., 6.5%, 12/10/19 (n)		845,000	879,603
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)		235,000	250,275
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)		918,000	711,450
Cimpor Financial Operations B.V., 5.75%, 7/17/24		895,000	693,625
Elementia S.A. de C.V., 5.5%, 1/15/25 (n)		1,664,000	1,680,640
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20		1,563,000	1,672,410
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/20 (n)		795,000	850,650
Odebrecht Finance Ltd. Notes Fixed 4.375%, 4.375%, 4/25/25		755,000	528,500
Paroc Group Oy, 6.25%, 5/15/20	EUR	1,125,000	1,223,176
Titan Global Finance PLC, 4.25%, 7/10/19	EUR	1,125,000	1,123,777
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)		$1,627,000	1,663,608

			$11,628,752

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Cable TV - 2.5%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$1,512,000	$1,591,380
Altice Financing S.A., 6.625%, 2/15/23 (n)		400,000	412,000
Altice Finco S.A., 8.125%, 1/15/24 (n)		278,000	289,120
Cogeco Cable, Inc., 4.875%, 5/01/20 (n)		1,135,000	1,171,888
LGE Holdco VI B.V., 7.125%, 5/15/24	EUR	380,000	461,280
LGE Holdco VI B.V., 7.125%, 5/12/24 (n)		$755,000	916,491
Lynx I Corp., 5.375%, 4/15/21 (n)		814,500	837,917
Telenet Finance Luxembourg, 6.375%, 11/15/20 (n)	EUR	500,000	572,463
Telenet Group Holding N.V., 6.25%, 8/15/22 (n)	EUR	780,000	925,166
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/29	EUR	1,160,000	1,426,846
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		$200,000	206,500
Videotron Ltd., 5.375%, 6/15/24 (n)		1,890,000	1,908,900
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)		485,000	468,025
VTR Finance B.V., 6.875%, 1/15/24 (n)		1,320,000	1,343,100

			$12,531,076
Chemicals - 0.7%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)		$1,554,000	$1,569,571
Consolidated Energy Finance S.A., 6.75%, 10/15/19		200,000	202,004
INEOS Group Holdings S.A., 5.75%, 2/15/19	EUR	760,000	855,604
SPCM S.A., 2.875%, 6/15/23 (n)	EUR	647,000	680,369

			$3,307,548
Conglomerates - 0.7%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/22		$1,505,000	$1,568,963
Kion Finance S.A., 6.75%, 2/15/20	EUR	770,000	892,798
Votorantim Cimentos S.A., 7.25%, 4/05/41		$1,085,000	995,488

			$3,457,249
Construction - 0.4%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17		$291,000	$276,450
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)		150,000	142,500
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)		615,000	387,450
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21		1,639,000	1,212,860

			$2,019,260
Consumer Products - 0.3%
Jarden Corp., 3.75%, 10/01/21	EUR	1,125,000	$1,270,818

Consumer Services - 0.4%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22 (z)		$2,049,000	$2,076,149

Containers - 0.3%
San Miguel Industrias PET S.A., 7.75%, 11/06/20 (n)		$1,211,000	$1,289,715

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - 1.5%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)		$606,000	$606,433
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 12/31/49 (n)		935,000	631,714
Banco do Brasil S.A., 9% to 6/18/2024, FRN to 12/31/49		910,000	780,052
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22		1,516,000	1,440,200
Gazprom OAO Via Gaz Capital S.A., 4.95%, 7/19/22		1,840,000	1,692,800
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/20 (n)		600,000	615,600
Turkiye Vakiflar Bankasi T.A.O., 6.875% to 2/03/20, FRN to 2/03/25 (n)		1,620,000	1,573,069

			$7,339,868
Emerging Market Sovereign - 1.3%
Dominican Republic, 7.5%, 5/06/21 (n)		$790,000	$882,825
Dominican Republic, 6.6%, 1/28/24 (n)		122,000	132,248
Dominican Republic, 5.875%, 4/18/24 (n)		111,000	115,718
Dominican Republic, 5.5%, 1/27/25 (n)		140,000	140,700
Dominican Republic, 7.45%, 4/30/44 (n)		107,000	115,025
Government of Jamaica, 7.875%, 7/28/45		499,000	495,258
Republic of Croatia, 5.5%, 4/04/23 (n)		1,264,000	1,299,397
Republic of Ecuador, 10.5%, 3/24/20 (n)		1,446,000	1,380,930
Republic of Kazakhstan, 5.125%, 7/21/25 (z)		439,000	434,443
Republic of Venezuela, 7%, 3/31/38		1,930,000	663,438
Republic of Zambia, 8.97%, 7/30/27 (z)		202,000	192,910
Russian Federation, 5%, 4/29/20		800,000	815,862

			$6,668,754
Energy - Independent - 0.3%
Afren PLC, 15%, 3/18/16		$1,130,699	$848,024
Afren PLC, 6.625%, 12/09/20 (a)(d)(n)		528,000	11,157
Afren PLC, 11.5%, 2/01/16 (a)(d)(n)		1,000,000	20,000
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)		279,000	260,865
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19		595,000	522,113

			$1,662,159
Energy - Integrated - 0.9%
Inkia Energy Ltd., 8.375%, 4/04/21		$1,397,000	$1,485,710
LUKOIL International Finance B.V., 4.563%, 4/24/23		1,655,000	1,476,190
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)		2,406,000	1,696,230

			$4,658,130
Entertainment - 0.4%
BSEP II Center Parks Jersey 2 Ltd., 7%, 2/28/42 (z)	GBP	1,110,000	$1,756,770

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Food & Beverages - 2.1%
Brakes Capital, 7.125%, 12/15/18	GBP	1,150,000	$1,856,958
Central American Bottling Corp., 6.75%, 2/09/22		$1,495,000	1,592,175
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)		56,000	62,580
Corporacion Lindley S.A., 6.75%, 11/23/21		389,000	434,708
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)		802,000	778,943
Darling Global Finance B.V., 4.75%, 5/30/22 (n)	EUR	710,000	761,885
JBS Investments GmbH, 7.75%, 10/28/20 (n)		$779,000	841,320
Minerva Luxembourg S.A., 7.75%, 1/31/23		1,560,000	1,567,332
Premier Foods Finance, 6.5%, 3/15/21	GBP	955,000	1,407,859
R&R Ice Cream PLC, 5.5%, 5/15/20	GBP	750,000	1,203,564

			$10,507,324
Forest & Paper Products - 0.0%
Tembec Industries, Inc., 9%, 12/15/19 (n)		$305,000	$247,050

Gaming & Lodging - 0.2%
Great Canadian Gaming Corp., 6.625%, 7/25/22 (n)	CAD	1,375,000	$1,096,026

Industrial - 1.3%
Deutsche Raststatten Gruppe IV GmbH, 6.75%, 12/30/20	EUR	385,000	$455,257
Galapagos Holding S.A., 7%, 6/15/22	EUR	1,591,000	1,642,477
Galapagos S.A., 5.375%, 6/15/21	EUR	281,000	305,522
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/21	EUR	1,380,000	995,739
Paternoster Holding III GmbH, 8.5%, 2/15/23 (n)	EUR	1,470,000	1,541,778
Transfield Services Ltd., 8.375%, 5/15/20 (n)		$1,500,000	1,582,500

			$6,523,273
Machinery & Tools - 0.4%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)		$260,000	$260,650
Loxam SAS, 7%, 7/23/22	EUR	1,500,000	1,688,757

			$1,949,407
Major Banks - 0.8%
Royal Bank of Scotland Group PLC, 6%, 12/19/23		$1,850,000	$1,982,997
Royal Bank of Scotland Group PLC, 3.625% to 3/25/19, FRN to 3/25/24	EUR	1,850,000	2,098,022

			$4,081,019
Medical & Health Technology & Services - 0.3%
Medi-Partenaires SAS, 7%, 5/15/20	EUR	1,300,000	$1,523,754

Metals & Mining - 0.7%
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)		$195,000	$193,050
Hudbay Minerals, Inc., 9.5%, 10/01/20		260,000	254,800

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Metals & Mining - continued
Lundin Mining Corp., 7.5%, 11/01/20 (n)		$240,000	$243,600
Lundin Mining Corp., 7.875%, 11/01/22 (n)		150,000	152,625
Ovako AB, 6.5%, 6/01/19	EUR	1,245,000	1,330,363
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/20 (n)		$955,000	969,325
Southern Copper Corp., 5.875%, 4/23/45		212,000	194,196

			$3,337,959
Network & Telecom - 1.0%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/20, FRN to 12/31/49 (n)		$996,000	$1,043,310
Columbus International, Inc., 7.375%, 3/30/21		200,000	212,500
Columbus International, Inc., 7.375%, 3/30/21 (n)		1,387,000	1,473,688
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)		2,240,000	2,251,200

			$4,980,698
Oil Services - 0.5%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/23 (n)		$1,767,429	$1,139,992
QGOG Constellation S.A., 6.25%, 11/09/19		400,000	242,000
QGOG Constellation S.A., 6.25%, 11/09/19 (n)		1,798,000	1,087,790

			$2,469,782
Oils - 0.1%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)		$350,000	$357,875

Other Banks & Diversified Financials - 2.3%
Banco Popolare Societa Cooperativa, 3.5%, 3/14/19	EUR	1,480,000	$1,682,551
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)		$1,375,000	1,519,375
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/19, FRN to 4/11/24	EUR	1,900,000	2,177,781
CaixaBank S.A., 5% to 11/14/18, FRN to 11/14/23	EUR	1,900,000	2,232,258
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 12/31/49 (n)		407,000	538,258
ING Groep N.V., 6.5% to 4/16/2025. FRN to 12/31/49		1,295,000	1,270,719
Intesa Sanpaolo S.p.A., 2.855%, 4/23/25	EUR	1,850,000	1,931,377

			$11,352,319
Pollution Control - 0.3%
Abengoa Finance S.A.U., 7.75%, 2/01/20		$1,135,000	$893,813
Paprec Holding S.A., 5.25%, 4/01/22 (n)	EUR	365,000	410,883

			$1,304,696
Precious Metals & Minerals - 0.3%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)		$1,520,000	$1,413,600

Restaurants - 0.3%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/19	GBP	1,075,000	$1,695,561

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Retailers - 0.9%
AA Bond Co. Ltd., 5.5%, 7/31/43 (n)	GBP	545,000	$845,780
AA Bond Co. Ltd., 5.5%, 7/31/43	GBP	185,000	287,100
Dufry Finance S.C.A., 4.5%, 7/15/22	EUR	1,125,000	1,288,526
Dufry Finance S.C.A., 4.5%, 8/01/23 (z)	EUR	1,010,000	1,149,231
Kirk Beauty Zero GmbH, 6.25%, 7/15/22 (n)	EUR	600,000	687,087

			$4,257,724
Specialty Stores - 0.5%
Matalan Finance PLC, 6.875%, 6/01/19	GBP	745,000	$1,124,163
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)		$1,421,000	1,487,787

			$2,611,950
Telecommunications - Wireless - 2.5%
Altice S.A., 7.75%, 5/15/22 (n)		$1,130,000	$1,138,475
Comcel Trust, 6.875%, 2/06/24 (n)		1,259,000	1,334,918
Digicel Group Ltd., 8.25%, 9/30/20 (n)		830,000	819,625
Digicel Group Ltd., 6%, 4/15/21 (n)		1,436,000	1,353,430
Digicel Group Ltd., 6.75%, 3/01/23		341,000	327,190
Eileme 2 AB, 11.625%, 1/31/20 (n)		796,000	872,615
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)		768,000	746,880
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)		1,314,000	1,366,560
MTS International Funding Ltd., 5%, 5/30/23 (n)		2,338,000	2,115,890
VimpelCom Ltd., 5.95%, 2/13/23 (n)		1,750,000	1,605,345
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)		200,000	204,500
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)		610,000	646,600

			$12,532,028
Telephone Services - 0.4%
B Communications Ltd., 7.375%, 2/15/21 (n)		$1,908,000	$2,055,870

Transportation - Services - 0.9%
EC Finance PLC, 5.125%, 7/15/21	EUR	1,360,000	$1,553,365
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)		$990,000	930,600
Stena AB, 7%, 2/01/24 (n)		530,000	506,150
Topaz Marine S.A., 8.625%, 11/01/18 (n)		1,378,000	1,353,885
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21		147,000	123,113

			$4,467,113
Utilities - Electric Power - 1.1%
CE Energy AS, 7%, 2/01/21	EUR	1,150,000	$1,318,243
Enel S.p.A., 8.75% to 9/24/23, FRN to 9/24/73 (n)		$955,000	1,119,499
Greenko Dutch B.V., 8%, 8/01/19		200,000	188,000
Greenko Dutch B.V., 8%, 8/01/19 (n)		1,279,000	1,202,260
TerraForm Global Operating LLC, 9.75%, 8/15/22 (z)		1,480,000	1,461,544

			$5,289,546
Total Bonds (Identified Cost, $163,300,513)			$150,823,424

11

Portfolio of Investments (unaudited) – continued

Underlying Affiliated Funds - 68.0%
Issuer	Shares/Par	Value ($)
MFS High Yield Pooled Portfolio (Identified Cost, $360,157,533) (v)(y)	$36,064,404	$336,480,889

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	$371	$371
Total Investments (Identified Cost, $523,458,417)		$487,304,684

Other Assets, Less Liabilities - 1.5%		7,225,389
Net Assets - 100.0%		$494,530,073

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $77,453,780, representing 15.7% of net assets.
(p)	Payment-in-kind security, for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Schaeffler Finance B.V., 6.875%, 8/15/18	$22,000	$—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	6,840	—
Total	$28,840	$—

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	An unaudited Semi-Annual report for MFS High Yield Pooled Portfolio as of July 31, 2015 has been included as Appendix A.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
BSEP II Center Parks Jersey 2 Ltd., 7%, 2/28/42	7/22/15	$1,732,210	$1,756,770
Dufry Finance S.C.A., 4.5%, 8/01/23	7/23/15	1,110,545	1,149,231
Falcon Franchise Loan LLC, FRN, 26.703%, 1/05/25	1/29/03	3,712	12,445
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/22	6/25/15	2,049,000	2,076,149
Morgan Stanley Capital I, Inc., FRN, 1.42%, 4/28/39	7/20/04	73,801	5,171
Myriad International Holdings B.V., 5.5%, 7/21/25	7/14/15	199,924	203,000

12

Portfolio of Investments (unaudited) – continued

Restricted Securities – continued	Acquisition Date	Cost	Value
Republic of Kazakhstan, 5.125%, 7/21/25	7/14/15	$434,515	$434,443
Republic of Zambia, 8.97%, 7/30/27	7/23/15	196,461	192,910
TerraForm Global Operating LLC, 9.75%, 8/15/22	7/31/15	1,461,544	1,461,544
Total Restricted Securities			$7,291,663
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	CAD	Merrill Lynch International	1,375,000	10/09/15	$1,085,098	$1,050,902	$34,196
SELL	EUR	Credit Suisse Group	26,632,743	10/09/15	29,534,381	29,276,895	257,486
SELL	EUR	Goldman Sachs International	1,110,000	10/09/15	1,223,377	1,220,203	3,174
SELL	EUR	Morgan Stanley Capital Services, Inc.	685,222	10/09/15	759,947	753,252	6,695

							$301,551

Liability Derivatives
BUY	EUR	Deutsche Bank AG	1,094,000	10/09/15	$1,204,719	$1,202,614	$(2,105)
SELL	EUR	Goldman Sachs International	9,382,340	10/09/15	10,259,309	10,313,838	(54,529)
SELL	EUR	UBS AG	842,351	10/09/15	921,784	925,981	(4,197)
SELL	GBP	Barclays Bank PLC	2,438,645	10/09/15	3,791,081	3,806,537	(15,456)

13

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 7/31/15 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	GBP	Goldman Sachs International	587,748	10/09/15	$902,536	$917,430	$(14,894)
SELL	GBP	Merrill Lynch International	3,548,645	10/09/15	5,526,689	5,539,161	(12,472)

							$(103,653)

Derivative Contracts at 7/31/15

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	12	$1,529,250	September - 2015	$(4,042)

At July 31, 2015, the fund had cash collateral $17,820 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $163,300,513)	$150,823,424
Underlying affiliated funds, at value (identified cost, $360,157,904)	336,481,260
Total investments, at value (identified cost, $523,458,417)	$487,304,684
Deposits with brokers	17,820
Foreign currency, at value (identified cost, $586,481)	564,833
Receivables for
Forward foreign currency exchange contracts	301,551
Daily variation margin on open futures contracts	10,320
Investments sold	8,154,126
Fund shares sold	399,774
Interest and dividends	4,818,044
Receivable from investment adviser	17,546
Other assets	1,172
Total assets	$501,589,870
Liabilities
Payable to custodian	$836,344
Payables for
Distributions	304,950
Forward foreign currency exchange contracts	103,653
Investments purchased	4,354,545
Fund shares reacquired	1,111,238
Payable to affiliates
Shareholder servicing costs	298,237
Distribution and service fees	9,138
Payable for independent Trustees’ compensation	4,170
Accrued expenses and other liabilities	37,522
Total liabilities	$7,059,797
Net assets	$494,530,073
Net assets consist of
Paid-in capital	$606,893,254
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(35,982,524)
Accumulated net realized gain (loss) on investments and foreign currency	(77,972,859)
Undistributed net investment income	1,592,202
Net assets	$494,530,073
Shares of beneficial interest outstanding	78,837,814

15

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$266,309,740	42,460,391	$6.27
Class B	20,749,693	3,301,826	6.28
Class C	77,417,567	12,356,182	6.27
Class I	113,695,884	18,118,132	6.28
Class R1	265,401	42,245	6.28
Class R2	274,066	43,612	6.28
Class R3	7,648,504	1,219,389	6.27
Class R4	7,584,565	1,202,748	6.31
Class R5	584,653	93,289	6.27

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.55 [100 / 95.75 x $6.27]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

16

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$4,742,854
Dividends from underlying affiliated funds	11,990,755
Foreign taxes withheld	(4,286)
Total investment income	$16,729,323
Expenses
Management fee	$1,698,317
Distribution and service fees	871,384
Shareholder servicing costs	337,756
Administrative services fee	45,546
Independent Trustees’ compensation	10,035
Custodian fee	43,162
Shareholder communications	44,149
Audit and tax fees	40,046
Legal fees	3,870
Miscellaneous	76,228
Total expenses	$3,170,493
Fees paid indirectly	(8)
Reduction of expenses by investment adviser and distributor	(210,494)
Net expenses	$2,959,991
Net investment income	$13,769,332
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$(564,707)
Underlying affiliated funds	(140,665)
Capital gain distributions from underlying affiliated funds	236,558
Futures contracts	(26,918)
Foreign currency	1,826,517
Net realized gain (loss) on investments and foreign currency	$1,330,785
Change in unrealized appreciation (depreciation)
Investments	$(3,530,164)
Futures contracts	53,000
Translation of assets and liabilities in foreign currencies	(1,411,189)
Net unrealized gain (loss) on investments and foreign currency translation	$(4,888,353)
Net realized and unrealized gain (loss) on investments and foreign currency	$(3,557,568)
Change in net assets from operations	$10,211,764

See Notes to Financial Statements

17

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/15	Year ended 1/31/15
Change in net assets	(unaudited)
From operations
Net investment income	$13,769,332	$30,432,552
Net realized gain (loss) on investments and foreign currency	1,330,785	6,579,280
Net unrealized gain (loss) on investments and foreign currency translation	(4,888,353)	(25,535,222)
Change in net assets from operations	$10,211,764	$11,476,610
Distributions declared to shareholders
From net investment income	$(13,671,228)	$(32,835,979)
Change in net assets from fund share transactions	$(32,112,416)	$(31,892,927)
Total change in net assets	$(35,571,880)	$(53,252,296)
Net assets
At beginning of period	530,101,953	583,354,249
At end of period (including undistributed net investment income of $1,592,202 and $1,494,098, respectively)	$494,530,073	$530,101,953

See Notes to Financial Statements

18

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.32		$6.57	$6.64	$6.30	$6.49	$5.98
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.38	$0.42	$0.44	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.23)	(0.06)	0.35	(0.18)	0.51
Total from investment operations	$0.12		$0.13	$0.32	$0.77	$0.26	$0.98
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.38)	$(0.39)	$(0.43)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$6.27		$6.32	$6.57	$6.64	$6.30	$6.49
Total return (%) (r)(s)(t)(x)	1.86	(n)	1.97	5.00	12.73	4.21	17.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.12	1.11	1.14	1.13	1.13
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.02
Net investment income	5.36	(a)	5.42	5.84	6.54	6.96	7.64
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$266,310		$281,874	$366,654	$412,834	$422,926	$474,643
See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.33		$6.59	$6.65	$6.32	$6.51	$5.99
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.33	$0.37	$0.39	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.24)	(0.05)	0.35	(0.18)	0.52
Total from investment operations	$0.10		$0.07	$0.28	$0.72	$0.21	$0.95
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.33)	$(0.34)	$(0.39)	$(0.40)	$(0.43)
Net asset value, end of period (x)	$6.28		$6.33	$6.59	$6.65	$6.32	$6.51
Total return (%) (r)(s)(t)(x)	1.48	(n)	1.06	4.37	11.71	3.44	16.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.88	(a)	1.87	1.86	1.89	1.88	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.77
Net investment income	4.60	(a)	4.65	5.08	5.77	6.21	6.92
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$20,750		$23,026	$27,959	$33,338	$35,751	$46,297

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.32		$6.56	$6.63	$6.30	$6.48	$5.97
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.33	$0.37	$0.40	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	(0.06)		(0.22)	(0.06)	0.35	(0.18)	0.50
Total from investment operations	$0.09		$0.09	$0.27	$0.72	$0.22	$0.93
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.33)	$(0.34)	$(0.39)	$(0.40)	$(0.42)
Net asset value, end of period (x)	$6.27		$6.32	$6.56	$6.63	$6.30	$6.48
Total return (%) (r)(s)(t)(x)	1.48	(n)	1.36	4.21	11.73	3.59	16.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.88	(a)	1.88	1.86	1.89	1.89	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.77
Net investment income	4.62	(a)	4.66	5.10	5.79	6.25	6.94
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$77,418		$81,975	$93,058	$99,786	$89,483	$96,519

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class I			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.33		$6.58	$6.65	$6.31	$6.50	$5.99
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.40	$0.44	$0.46	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.22)	(0.06)	0.35	(0.18)	0.52
Total from investment operations	$0.13		$0.15	$0.34	$0.79	$0.28	$1.00
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.40)	$(0.41)	$(0.45)	$(0.47)	$(0.49)
Net asset value, end of period (x)	$6.28		$6.33	$6.58	$6.65	$6.31	$6.50
Total return (%) (r)(s)(x)	1.99	(n)	2.23	5.26	13.00	4.47	17.33
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88	(a)	0.87	0.86	0.89	0.88	0.87
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.78
Net investment income	5.59	(a)	5.61	6.05	6.74	7.21	7.76
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$113,696		$130,780	$85,542	$70,977	$38,143	$38,266

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class R1			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.33		$6.58	$6.65	$6.32	$6.51	$5.99
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.31	$0.33	$0.37	$0.39	$0.43
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.23)	(0.06)	0.35	(0.18)	0.51
Total from investment operations	$0.10		$0.08	$0.27	$0.72	$0.21	$0.94
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.33)	$(0.34)	$(0.39)	$(0.40)	$(0.42)
Net asset value, end of period (x)	$6.28		$6.33	$6.58	$6.65	$6.32	$6.51
Total return (%) (r)(s)(x)	1.48	(n)	1.21	4.22	11.71	3.44	16.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.88(	a)	1.87	1.86	1.89	1.88	1.88
Expenses after expense reductions (f)(h)	1.80	(a)	1.80	1.80	1.80	1.80	1.77
Net investment income	4.59	(a)	4.65	5.07	5.70	6.22	6.90
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$265		$227	$236	$207	$132	$126

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class R2			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.33		$6.59	$6.65	$6.32	$6.51	$5.99
Income (loss) from investment operations
Net investment income (d)	$0.16		$0.34	$0.37	$0.40	$0.43	$0.46
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.23)	(0.06)	0.35	(0.18)	0.52
Total from investment operations	$0.11		$0.11	$0.31	$0.75	$0.25	$0.98
Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.37)	$(0.37)	$(0.42)	$(0.44)	$(0.46)
Net asset value, end of period (x)	$6.28		$6.33	$6.59	$6.65	$6.32	$6.51
Total return (%) (r)(s)(x)	1.73	(n)	1.57	4.90	12.26	3.96	16.94
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.38	(a)	1.37	1.36	1.39	1.38	1.37
Expenses after expense reductions (f)(h)	1.30	(a)	1.30	1.30	1.30	1.30	1.27
Net investment income	5.10	(a)	5.14	5.57	6.22	6.72	7.37
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$274		$248	$232	$253	$172	$162

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class R3			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.32		$6.57	$6.64	$6.31	$6.49	$5.98
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.36	$0.38	$0.40	$0.44	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.23)	(0.06)	0.36	(0.17)	0.51
Total from investment operations	$0.12		$0.13	$0.32	$0.76	$0.27	$0.98
Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.38)	$(0.39)	$(0.43)	$(0.45)	$(0.47)
Net asset value, end of period (x)	$6.27		$6.32	$6.57	$6.64	$6.31	$6.49
Total return (%) (r)(s)(x)	1.86	(n)	1.97	5.00	12.55	4.37	17.06
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13	(a)	1.13	1.11	1.12	1.14	1.13
Expenses after expense reductions (f)(h)	1.05	(a)	1.05	1.05	1.05	1.05	1.03
Net investment income	5.36	(a)	5.41	5.83	6.06	7.00	7.60
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$7,649		$7,722	$7,751	$7,588	$771	$560

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class R4			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.36		$6.62	$6.69	$6.30	$6.49	$5.98
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.37	$0.40	$0.45	$0.46	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.23)	(0.06)	0.39	(0.18)	0.53
Total from investment operations	$0.13		$0.14	$0.34	$0.84	$0.28	$1.00
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.40)	$(0.41)	$(0.45)	$(0.47)	$(0.49)
Net asset value, end of period (x)	$6.31		$6.36	$6.62	$6.69	$6.30	$6.49
Total return (%) (r)(s)(x)	1.99	(n)	2.09	5.27	13.85	4.47	17.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.87	(a)	0.87	0.85	0.89	0.89	0.85
Expenses after expense reductions (f)(h)	0.80	(a)	0.80	0.80	0.80	0.80	0.79
Net investment income	5.51	(a)	5.60	6.05	6.98	7.25	7.40
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$7,585		$3,690	$1,542	$1,431	$3,014	$3,040

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class R5 (y)			2015	2014	2013	2012	2011

Net asset value, beginning of period	$6.32		$6.57	$6.63	$6.29	$6.49	$5.97
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.40	$0.44	$0.45	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.05)		(0.22)	(0.05)	0.35	(0.19)	0.53
Total from investment operations	$0.13		$0.16	$0.35	$0.79	$0.26	$1.00
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.41)	$(0.41)	$(0.45)	$(0.46)	$(0.48)
Net asset value, end of period (x)	$6.27		$6.32	$6.57	$6.63	$6.29	$6.49
Total return (%) (r)(s)(x)	2.04	(n)	2.33	5.51	13.03	4.20	17.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.78	(a)	0.77	0.77	0.97	0.99	0.95
Expenses after expense reductions (f)(h)	0.70	(a)	0.70	0.72	0.90	0.90	0.88
Net investment income	5.72	(a)	5.74	6.14	6.89	7.14	7.45
Portfolio turnover	12	(n)	18	38	48	61	68
Net assets at end of period (000 omitted)	$585		$561	$381	$112	$7,631	$1,734

See Notes to Financial Statements

23

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global High Yield Fund (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. As of July 31, 2015, 68.0% of the fund’s net assets were invested in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder reports. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder reports are not covered by this report. The unaudited semi-annual report for the High Yield Pooled Portfolio as of July 31, 2015 has been included as Appendix A, and should be read in conjunction with the fund’s financial statements. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still

25

Notes to Financial Statements (unaudited) – continued

evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments

26

Notes to Financial Statements (unaudited) – continued

are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

27

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$14,008,621	$—	$14,008,621
U.S. Corporate Bonds	—	3,696,929	—	3,696,929
Commercial Mortgage-Backed Securities	—	381,873	—	381,873
Asset-Backed Securities (including CDOs)	—	488,306	—	488,306
Foreign Bonds	—	131,399,671	848,024	132,247,695
Mutual Funds	336,481,260	—	—	336,481,260
Total Investments	$336,481,260	$149,975,400	$848,024	$487,304,684

Other Financial Instruments
Futures Contracts	$(4,042)	$—		$(4,042)
Forward Foreign Currency Exchange Contracts	—	197,898	—	197,898

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 1/31/15	$—
Transfers into Level 3	848,024
Balance as of 7/31/15	$848,024

At July 31, 2015, the fund held 1 level 3 security.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund

28

Notes to Financial Statements (unaudited) – continued

uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$(4,042)
Foreign Exchange	Forward Foreign Currency Exchange	301,551	(103,653)
Total		$301,551	$(107,695)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(26,918)	$—
Foreign Exchange	—	1,848,708
Total	$(26,918)	$1,848,708

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$53,000	$—
Foreign Exchange	—	(1,439,115)
Total	$53,000	$(1,439,115)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all

29

Notes to Financial Statements (unaudited) – continued

transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive

30

Notes to Financial Statements (unaudited) – continued

from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Distributions of income and capital gains from the High Yield Pooled Portfolio are recorded on the ex-dividend date.

Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if

31

Notes to Financial Statements (unaudited) – continued

such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund and/or the High Yield Pooled Portfolio may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

32

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/15
Ordinary income (including any short-term capital gains)	$32,835,979

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/15
Cost of investments	$523,476,988
Gross appreciation	2,122,713
Gross depreciation	(38,295,017)
Net unrealized appreciation (depreciation)	$(36,172,304)

As of 1/31/15
Undistributed ordinary income	5,491,435
Capital loss carryforwards	(77,046,321)
Post-October capital loss deferral	(65,704)
Other temporary differences	(2,410,897)
Net unrealized appreciation (depreciation)	(34,872,230)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Pre-enactment losses which expire as follows:
1/31/17	$(30,697,499)
1/31/18	(45,531,096)
Total	$(76,228,595)

Post-enactment losses which are characterized as follows:
Long-Term	$(817,726)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are

33

Notes to Financial Statements (unaudited) – continued

declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/15	Year ended 1/31/15
Class A	$7,400,128	$18,935,328
Class B	503,057	1,322,566
Class C	1,832,868	4,607,529
Class I	3,526,773	7,308,699
Class R1	5,841	11,906
Class R2	6,581	13,621
Class R3	204,619	459,449
Class R4	174,965	146,555
Class R5	16,396	30,326
Total	$13,671,228	$32,835,979

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $1.5 billion to $2.5 billion and 0.55% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2017. For six months ended July 31, 2015, the fund’s average daily net assets did not exceed $1.5 billion and therefore, the management fee was not reduced in accordance with this agreement.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2015, this management fee reduction amounted to $17,564, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.64% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including fees and expenses

34

Notes to Financial Statements (unaudited) – continued

associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.05%	1.80%	1.80%	0.80%	1.80%	1.30%	1.05%	0.80%	0.73%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2017. For the six months ended July 31, 2015, this reduction amounted to $190,373 which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,815 for the six months ended July 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund. The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$347,995
Class B	0.75%	0.25%	1.00%	1.00%	110,184
Class C	0.75%	0.25%	1.00%	1.00%	401,649
Class R1	0.75%	0.25%	1.00%	1.00%	1,283
Class R2	0.25%	0.25%	0.50%	0.50%	650
Class R3	—	0.25%	0.25%	0.25%	9,623
Total Distribution and Service Fees					$871,384

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2015 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2015, this rebate amounted to $2,164, $88, and $305 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of

35

Notes to Financial Statements (unaudited) – continued

purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2015, were as follows:

Amount
Class A	$34
Class B	25,514
Class C	2,333

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2015, the fee was $42,215, which equated to 0.0162% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended July 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $295,541.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The Retirement Deferral plan resulted in an expense of $108 and is included in “Independent Trustees’ compensation” in the

36

Notes to Financial Statements (unaudited) – continued

Statement of Operations for the six months ended July 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under the Retirement Deferral plan amounted to $4,161 at July 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2015, the fee paid by the fund under this agreement was $645 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The High Yield Pooled Portfolio is designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly (see Appendix A). Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

On March 18, 2015, MFS purchased 22,344 shares of Class I for an aggregate amount of $142,331.

At July 31, 2015, MFS held 55% and 56% of the outstanding shares of Class R1 and R2, respectively.

(4) Portfolio Securities

For the six months ended July 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $63,744,223 and $103,301,960, respectively.

37

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/15		Year ended 1/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,685,236	$30,147,722	8,361,352	$55,260,871
Class B	108,599	698,879	362,573	2,402,055
Class C	403,950	2,593,905	957,341	6,326,440
Class I	3,305,722	21,211,730	13,572,232	89,673,139
Class R1	12,653	81,564	4,812	31,179
Class R2	5,412	34,642	3,572	23,690
Class R3	65,665	421,414	263,313	1,714,745
Class R4	668,682	4,311,279	425,167	2,783,555
Class R5	7,174	46,127	34,050	225,513
	9,263,093	$59,547,262	23,984,412	$158,441,187

Shares issued to shareholders in reinvestment of distributions
Class A	983,993	$6,301,221	2,463,286	$16,194,212
Class B	71,599	459,215	178,991	1,178,303
Class C	228,665	1,462,628	531,784	3,488,243
Class I	499,597	3,202,981	1,013,305	6,648,868
Class R1	911	5,839	1,799	11,824
Class R2	1,019	6,536	2,069	13,606
Class R3	31,958	204,619	69,538	456,615
Class R4	27,190	174,962	22,347	146,538
Class R5	2,562	16,396	4,631	30,325
	1,847,494	$11,834,397	4,287,750	$28,168,534

Shares reacquired
Class A	(7,795,350)	$(49,904,907)	(22,019,225)	$(145,247,640)
Class B	(513,441)	(3,294,168)	(1,151,655)	(7,601,986)
Class C	(1,257,230)	(8,053,791)	(2,683,212)	(17,541,964)
Class I	(6,362,637)	(41,036,268)	(6,912,889)	(45,446,037)
Class R1	(7,157)	(46,374)	(6,665)	(42,984)
Class R2	(1,942)	(12,380)	(1,698)	(11,252)
Class R3	(99,588)	(638,728)	(290,596)	(1,898,575)
Class R4	(73,341)	(473,564)	(100,285)	(660,955)
Class R5	(5,311)	(33,895)	(7,765)	(51,255)
	(16,115,997)	$(103,494,075)	(33,173,990)	$(218,502,648)

38

Notes to Financial Statements (unaudited) – continued

	Six months ended 7/31/15		Year ended 1/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	(2,126,121)	$(13,455,964)	(11,194,587)	$(73,792,557)
Class B	(333,243)	(2,136,074)	(610,091)	(4,021,628)
Class C	(624,615)	(3,997,258)	(1,194,087)	(7,727,281)
Class I	(2,557,318)	(16,621,557)	7,672,648	50,875,970
Class R1	6,407	41,029	(54)	19
Class R2	4,489	28,798	3,943	26,044
Class R3	(1,965)	(12,695)	42,255	272,785
Class R4	622,531	4,012,677	347,229	2,269,138
Class R5	4,425	28,628	30,916	204,583
	(5,005,410)	$(32,112,416)	(4,901,828)	$(31,892,927)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2015, the fund’s commitment fee and interest expense were $907 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	41,397,796	2,448,714	(7,782,106)	36,064,404
MFS Institutional Money Market Portfolio	7,074,596	51,608,218	(58,682,443)	371

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(140,665)	$236,558	$11,987,973	$336,480,889
MFS Institutional Money Market Portfolio	—	—	2,782	371
Total	$(140,665)	$236,558	$11,990,755	$336,481,260

39

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

40

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Lipper expense group median.

41

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional and other accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional and other accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $1.5 billion and $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

42

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

43

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

44

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

APPENDIX A

SEMIANNUAL REPORT

July 31, 2015

MFS® HIGH YIELD

POOLED PORTFOLIO

HYP-SEM

MFS® HIGH YIELD POOLED PORTFOLIO

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy picked up steam after another difficult winter held back domestic consumption. Although the labor and housing markets have rebounded, a stronger U.S. dollar and weak overseas demand are weighing on corporate earnings.

In Europe, concerns about a new Greek bailout package weighed on investor confidence. However, the European Central Bank’s quantitative easing program has laid the foundation for economic recovery throughout the eurozone.

China’s equity markets have struggled in recent months, and as concerns mount over a weakening Chinese economy, global market volatility is on the rise.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	6.3%
Cable TV	5.9%
Medical & Health Technology & Services	5.7%
Midstream	5.6%
Telecommunications-Wireless	4.5%

Composition including fixed income credit quality (a)(i)
BBB	2.3%
BB	38.1%
B	45.5%
CCC	11.0%
Not Rated	(0.8)%
Non-Fixed Income	0.9%
Cash & Other	3.0%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 7/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2015 through July 31, 2015

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2015 through July 31, 2015.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/15	Ending Account Value 7/31/15	Expenses Paid During Period (p) 2/01/15-7/31/15
Actual	0.02%	$1,000.00	$1,017.13	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.1%
Issuer	Shares/Par	Value ($)
Aerospace - 2.1%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,219,998	$6,624,273
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,115,000	1,034,163
Bombardier, Inc., 6.125%, 1/15/23 (n)	4,160,000	3,369,600
Bombardier, Inc., 7.5%, 3/15/25 (n)	3,245,000	2,685,238
CPI International, Inc., 8.75%, 2/15/18	5,380,000	5,487,600
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	5,380,000	5,696,075
TransDigm, Inc., 6%, 7/15/22	875,000	872,813
TransDigm, Inc., 6.5%, 7/15/24	3,605,000	3,623,025

		$29,392,787
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,250,000	$2,348,438
PVH Corp., 4.5%, 12/15/22	3,740,000	3,768,050

		$6,116,488
Automotive - 2.4%
Accuride Corp., 9.5%, 8/01/18	$6,190,000	$6,313,800
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	7,780,000	8,237,075
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,110,000	1,208,513
Lear Corp., 4.75%, 1/15/23	4,230,000	4,198,275
Lear Corp., 5.25%, 1/15/25	3,145,000	3,121,413
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	2,905,000	3,006,675
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	2,175,000	2,180,438
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	2,525,000	2,667,031
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	3,825,000	3,767,625

		$34,700,845
Broadcasting - 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$4,715,000	$5,092,200
Clear Channel Communications, Inc., 9%, 3/01/21	4,438,000	4,016,390
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	745,000	765,488
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,490,000	3,638,325
Liberty Media Corp., 8.5%, 7/15/29	2,790,000	3,027,150
Liberty Media Corp., 8.25%, 2/01/30	1,215,000	1,287,900
Netflix, Inc., 5.375%, 2/01/21	3,335,000	3,476,738
Netflix, Inc., 5.875%, 2/15/25 (n)	2,335,000	2,451,750
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	5,005,000	5,305,300
Tribune Media Co., 5.875%, 7/15/22 (n)	3,355,000	3,464,038

		$32,525,279

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.3%
E*Trade Financial Corp., 4.625%, 9/15/23	$3,820,000	$3,800,900

Building - 3.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$7,140,000	$7,300,650
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	2,895,000	2,901,948
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	5,145,000	5,402,250
Gibraltar Industries, Inc., 6.25%, 2/01/21	4,675,000	4,791,875
HD Supply, Inc., 7.5%, 7/15/20	5,785,000	6,175,488
Headwaters, Inc., 7.25%, 1/15/19	3,040,000	3,146,400
Nortek, Inc., 8.5%, 4/15/21	4,800,000	5,136,000
PriSo Acquisition Corp., 9%, 5/15/23 (n)	3,455,000	3,385,900
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	5,117,000	5,526,360

		$43,766,871
Business Services - 1.3%
Equinix, Inc., 4.875%, 4/01/20	$3,450,000	$3,536,250
Equinix, Inc., 5.375%, 1/01/22	2,265,000	2,298,975
Equinix, Inc., 5.375%, 4/01/23	1,640,000	1,656,236
Iron Mountain, Inc., 8.375%, 8/15/21	369,000	379,886
Iron Mountain, Inc., REIT, 6%, 8/15/23	5,400,000	5,616,000
NeuStar, Inc., 4.5%, 1/15/23	5,390,000	4,581,500

		$18,068,847
Cable TV - 5.7%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$6,955,000	$7,163,650
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	705,000	745,683
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	7,010,000	7,329,831
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	3,385,000	3,351,150
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	5,925,000	6,032,391
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	1,325,000	1,305,125
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	5,575,000	5,616,813
DISH DBS Corp., 6.75%, 6/01/21	3,960,000	4,187,700
DISH DBS Corp., 5%, 3/15/23	2,750,000	2,574,688
DISH DBS Corp., 5.875%, 11/15/24	1,190,000	1,154,300
Intelsat Jackson Holdings Ltd., 7.25%, 4/01/19	1,220,000	1,209,325
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	4,565,000	4,165,563
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	5,045,000	4,578,338
Intelsat Luxembourg S.A., 8.125%, 6/01/23	5,835,000	4,638,825
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	1,895,000	2,300,332
Lynx I Corp., 5.375%, 4/15/21 (n)	1,251,000	1,286,966
Lynx II Corp., 6.375%, 4/15/23 (n)	2,030,000	2,121,350

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	$860,000	$856,775
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	395,000	414,750
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	2,495,000	2,401,438
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)	2,740,000	2,856,450
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	2,570,000	2,563,575
Unitymedia Hessen, 5.5%, 1/15/23 (n)	4,480,000	4,564,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)	2,960,000	3,056,200
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)	355,000	356,065
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)	3,860,000	3,724,900
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)	330,000	324,638

		$80,880,821
Chemicals - 2.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$1,659,000	$1,758,540
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	277,000	272,153
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	5,010,000	4,108,200
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	3,210,000	3,418,650
Hexion U.S. Finance Corp., 6.625%, 4/15/20	2,895,000	2,652,544
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	3,535,000	3,075,450
Huntsman International LLC, 8.625%, 3/15/21	1,334,000	1,398,699
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	3,590,000	3,652,825
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	1,355,000	1,366,856
Tronox Finance LLC, 6.375%, 8/15/20	7,160,000	5,871,200
W.R. Grace & Co., 5.125%, 10/01/21 (n)	5,590,000	5,645,900

		$33,221,017
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,150,000	$1,009,125
VeriSign, Inc., 4.625%, 5/01/23	5,340,000	5,166,450

		$6,175,575
Computer Software - Systems - 0.7%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$1,710,000	$1,786,950
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	2,640,000	2,653,200
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	5,730,000	5,701,350

		$10,141,500
Conglomerates - 2.4%
Amsted Industries Co., 5%, 3/15/22 (n)	$6,730,000	$6,713,175
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)	1,640,000	1,664,600
BC Mountain LLC, 7%, 2/01/21 (n)	4,590,000	4,108,050
EnerSys, 5%, 4/30/23 (n)	6,470,000	6,324,425
Enpro Industries, Inc., 5.875%, 9/15/22	5,560,000	5,615,600

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
Entegris, Inc., 6%, 4/01/22 (n)	$4,685,000	$4,802,125
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,775,000	5,125,313

		$34,353,288
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,723,000	$1,085,490
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,120,000	1,568,800

		$2,654,290
Consumer Products - 0.9%
Prestige Brands, Inc., 8.125%, 2/01/20	$2,165,000	$2,305,725
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	2,585,000	2,610,850
Spectrum Brands, Inc., 6.375%, 11/15/20	3,940,000	4,196,100
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	1,065,000	1,106,514
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	2,185,000	2,250,113

		$12,469,302
Consumer Services - 2.3%
ADT Corp., 6.25%, 10/15/21	$7,050,000	$7,473,000
ADT Corp., 4.125%, 6/15/23	1,360,000	1,271,600
CEB, Inc., 5.625%, 6/15/23 (n)	4,055,000	4,065,138
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,045,000	1,912,075
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,330,000	2,178,550
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	6,160,000	6,190,800
Monitronics International, Inc., 9.125%, 4/01/20	4,800,000	4,656,000
Service Corp. International, 7%, 6/15/17	1,610,000	1,738,800
Service Corp. International, 5.375%, 5/15/24	2,985,000	3,164,100

		$32,650,063
Containers - 3.5%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$317,647	$320,824
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,880,000	5,117,900
Ball Corp., 5%, 3/15/22	4,680,000	4,794,360
Berry Plastics Group, Inc., 5.5%, 5/15/22	6,035,000	6,095,350
Crown American LLC, 4.5%, 1/15/23	6,883,000	6,676,510
Multi-Color Corp., 6.125%, 12/01/22 (n)	4,950,000	5,049,000
Reynolds Group, 9.875%, 8/15/19	598,000	629,021
Reynolds Group, 5.75%, 10/15/20	2,550,000	2,639,250
Reynolds Group, 8.25%, 2/15/21	5,325,000	5,524,688
Sealed Air Corp., 4.875%, 12/01/22 (n)	4,940,000	4,958,525
Sealed Air Corp., 5.125%, 12/01/24 (n)	2,215,000	2,242,688
Signode Industrial Group, 6.375%, 5/01/22 (n)	5,790,000	5,659,725

		$49,707,841

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$2,350,000	$1,909,375

Electronics - 1.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$3,655,000	$2,659,013
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,680,000	1,159,200
Advanced Micro Devices, Inc., 7%, 7/01/24	2,250,000	1,496,250
Micron Technology, Inc., 5.875%, 2/15/22	3,230,000	3,294,600
Micron Technology, Inc., 5.5%, 2/01/25 (n)	3,515,000	3,405,156
NXP B.V., 5.75%, 2/15/21 (n)	1,645,000	1,715,932
NXP B.V., 5.75%, 3/15/23 (n)	5,390,000	5,578,650
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	2,220,000	2,289,375
Sensata Technologies B.V., 5%, 10/01/25 (n)	2,270,000	2,224,600

		$23,822,776
Energy - Independent - 6.0%
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	$2,010,000	$1,180,875
Baytex Energy Corp., 5.625%, 6/01/24 (n)	3,880,000	3,336,800
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	4,265,000	3,689,225
Chaparral Energy, Inc., 7.625%, 11/15/22	5,970,000	3,492,450
Chesapeake Energy Corp., 5.75%, 3/15/23	6,545,000	5,530,525
Concho Resources, Inc., 6.5%, 1/15/22	3,440,000	3,556,100
Concho Resources, Inc., 5.5%, 4/01/23	5,430,000	5,430,000
EP Energy LLC, 9.375%, 5/01/20	4,725,000	4,878,563
EP Energy LLC, 7.75%, 9/01/22	5,050,000	5,037,375
Halcon Resources Corp., 8.875%, 5/15/21	5,475,000	2,847,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,670,000	1,642,050
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	5,394,000	3,155,490
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	2,320,000	1,334,000
MEG Energy Corp., 6.5%, 3/15/21 (n)	3,010,000	2,812,845
MEG Energy Corp., 7%, 3/31/24 (n)	1,420,000	1,302,850
Noble Energy, Inc., 5.625%, 5/01/21	5,290,000	5,606,294
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,857,000	3,606,295
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,470,000	3,192,400
QEP Resources, Inc., 5.25%, 5/01/23	6,955,000	6,433,375
RSP Permian, Inc., 6.625%, 10/01/22 (n)	5,105,000	5,143,288
Sanchez Energy Corp., 6.125%, 1/15/23	5,145,000	4,167,450
SM Energy Co., 6.5%, 11/15/21	4,550,000	4,561,375
SM Energy Co., 6.125%, 11/15/22	3,620,000	3,565,700

		$85,502,325
Entertainment - 2.1%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$4,465,000	$4,811,038
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	2,180,000	2,223,600
Cedar Fair LP, 5.25%, 3/15/21	5,965,000	6,180,933

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - continued
Cedar Fair LP, 5.375%, 6/01/24	$1,420,000	$1,452,206
Cinemark USA, Inc., 5.125%, 12/15/22	2,445,000	2,457,225
Cinemark USA, Inc., 4.875%, 6/01/23	3,010,000	2,961,088
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	4,105,000	4,248,675
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,915,000	5,062,450

		$29,397,215
Financial Institutions - 5.7%
Aircastle Ltd., 4.625%, 12/15/18	$3,340,000	$3,485,708
Aircastle Ltd., 5.125%, 3/15/21	2,295,000	2,363,850
Aircastle Ltd., 5.5%, 2/15/22	2,620,000	2,731,350
Aviation Capital Group, 4.625%, 1/31/18 (n)	3,015,000	3,122,271
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,505,000	3,987,772
CIT Group, Inc., 5.25%, 3/15/18	3,835,000	3,978,813
CIT Group, Inc., 6.625%, 4/01/18 (n)	4,776,000	5,146,140
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,607,000	5,929,403
CIT Group, Inc., 5%, 8/15/22	5,245,000	5,330,231
Credit Acceptance Co., 7.375%, 3/15/23 (n)	4,365,000	4,495,950
Icahn Enterprises LP, 6%, 8/01/20	3,910,000	4,115,275
Icahn Enterprises LP, 5.875%, 2/01/22	6,850,000	7,089,750
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,220,000	2,199,176
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	7,005,000	6,899,925
Navient Corp., 5.875%, 3/25/21	2,880,000	2,700,000
PHH Corp., 6.375%, 8/15/21	2,880,000	2,793,600
SLM Corp., 8%, 3/25/20	7,300,000	7,592,000
SLM Corp., 7.25%, 1/25/22	3,985,000	3,935,188
SLM Corp., 6.125%, 3/25/24	2,795,000	2,487,550

		$80,383,952
Food & Beverages - 1.0%
Constellation Brands, Inc., 4.25%, 5/01/23	$4,065,000	$4,065,000
Darling Ingredients, Inc., 5.375%, 1/15/22	4,230,000	4,282,875
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	5,335,000	5,568,406

		$13,916,281
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$2,765,000	$1,520,750
Tembec Industries, Inc., 9%, 12/15/19 (n)	3,290,000	2,664,900

		$4,185,650
Gaming & Lodging - 3.2%
Boyd Gaming Corp., 6.875%, 5/15/23	$3,525,000	$3,666,000
CCM Merger, Inc., 9.125%, 5/01/19 (n)	4,878,000	5,268,240
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,186,000	907,290

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	$890,000	$892,225
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	4,600,000	4,876,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,575,000	6,846,219
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,110,000	1,198,800
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	5,520,000	5,727,000
MGM Resorts International, 6.625%, 12/15/21	4,365,000	4,610,531
MGM Resorts International, 6%, 3/15/23	2,880,000	2,930,400
RHP Hotel Properties, 5%, 4/15/23 (n)	1,395,000	1,388,025
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	7,095,000	7,148,213

		$45,458,943
Industrial - 1.4%
Anixter, Inc., 5.125%, 10/01/21	$3,975,000	$4,009,781
Dematic S.A., 7.75%, 12/15/20 (n)	5,895,000	6,116,063
Howard Hughes Corp., 6.875%, 10/01/21 (n)	5,885,000	6,238,100
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,600,000	3,843,000

		$20,206,944
Machinery & Tools - 1.2%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$5,460,000	$5,473,650
H&E Equipment Services Co., 7%, 9/01/22	5,800,000	5,771,000
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	4,315,000	3,020,500
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	3,930,000	2,996,625

		$17,261,775
Major Banks - 1.3%
Bank of America Corp., FRN, 6.1%, 12/29/49	$12,320,000	$12,264,560
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	5,755,000	5,697,450

		$17,962,010
Medical & Health Technology & Services - 5.4%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$1,700,000	$1,763,750
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	8,510,000	9,105,700
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,210,000	5,151,388
Davita, Inc., 5.125%, 7/15/24	3,100,000	3,123,917
HCA, Inc., 4.25%, 10/15/19	5,320,000	5,476,275
HCA, Inc., 7.5%, 2/15/22	7,040,000	8,201,600
HCA, Inc., 5.875%, 3/15/22	6,595,000	7,229,769
HCA, Inc., 5%, 3/15/24	2,340,000	2,436,525
HCA, Inc., 5.375%, 2/01/25	3,500,000	3,578,750
HealthSouth Corp., 5.125%, 3/15/23	4,730,000	4,730,000
LifePoint Hospitals, Inc., 5.5%, 12/01/21	5,695,000	5,908,563
Tenet Healthcare Corp., 8%, 8/01/20	6,840,000	7,130,700

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 4.5%, 4/01/21	$4,540,000	$4,562,700
Tenet Healthcare Corp., 8.125%, 4/01/22	3,015,000	3,382,468
Tenet Healthcare Corp., 6.75%, 6/15/23 (n)	1,410,000	1,473,450
Universal Health Services, Inc., 7.625%, 8/15/20	3,290,000	3,076,150

		$76,331,705
Medical Equipment - 1.3%
Alere, Inc., 6.375%, 7/01/23 (n)	$1,965,000	$2,043,600
DJO Finco, Inc., 8.125%, 6/15/21 (n)	3,585,000	3,683,588
Hologic, Inc., 5.25%, 7/15/22 (n)	5,190,000	5,358,675
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)	2,316,000	2,368,110
Teleflex, Inc., 5.25%, 6/15/24	4,750,000	4,856,875

		$18,310,848
Metals & Mining - 3.8%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$4,715,000	$4,691,425
Commercial Metals Co., 4.875%, 5/15/23	2,918,000	2,669,970
Consol Energy, Inc., 5.875%, 4/15/22	4,225,000	3,282,297
Consol Energy, Inc., 8%, 4/01/23 (n)	4,265,000	3,529,288
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	4,740,000	4,692,600
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	6,352,000	5,208,640
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	2,005,000	1,488,713
GrafTech International Co., 6.375%, 11/15/20	3,450,000	3,070,500
Hudbay Minerals, Inc., 9.5%, 10/01/20	4,575,000	4,483,500
Lundin Mining Corp., 7.5%, 11/01/20 (n)	2,750,000	2,791,250
Lundin Mining Corp., 7.875%, 11/01/22 (n)	1,735,000	1,765,363
Steel Dynamics, Inc., 5.125%, 10/01/21	1,725,000	1,720,688
Steel Dynamics, Inc., 5.25%, 4/15/23	2,375,000	2,327,500
Steel Dynamics, Inc., 5.5%, 10/01/24	2,725,000	2,697,750
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	3,605,000	3,532,900
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,650,000	1,617,000
Suncoke Energy, Inc., 7.625%, 8/01/19	1,118,000	1,151,400
TMS International Corp., 7.625%, 10/15/21 (n)	2,830,000	2,743,589

		$53,464,373
Midstream - 5.6%
AmeriGas Finance LLC, 6.75%, 5/20/20	$7,080,000	$7,416,300
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	3,845,000	3,912,288
Crestwood Midstream Partners LP, 6%, 12/15/20	2,690,000	2,710,175
Crestwood Midstream Partners LP, 6.125%, 3/01/22	2,930,000	2,893,375
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	1,690,000	1,698,450

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
El Paso Corp., 7.75%, 1/15/32	$8,957,000	$10,186,644
Energy Transfer Equity LP, 7.5%, 10/15/20	6,295,000	7,050,400
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	2,080,000	2,085,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	6,320,000	6,367,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	3,370,000	3,454,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	4,924,000	4,788,590
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	5,880,000	5,997,600
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	6,800,000	6,732,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,705,000	1,695,409
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	3,104,000	3,057,440
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,135,000	2,231,075
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,140,000	1,083,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	1,680,000	1,738,800
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	2,555,000	2,555,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	1,305,000	1,288,688

		$78,942,084
Network & Telecom - 1.5%
Centurylink, Inc., 6.45%, 6/15/21	$3,105,000	$3,167,100
Centurylink, Inc., 7.65%, 3/15/42	4,835,000	4,278,975
Citizens Communications Co., 9%, 8/15/31	2,815,000	2,568,688
Frontier Communications Corp., 8.125%, 10/01/18	1,270,000	1,365,250
Frontier Communications Corp., 6.25%, 9/15/21	1,590,000	1,466,775
Frontier Communications Corp., 7.125%, 1/15/23	2,240,000	2,021,600
Telecom Italia Capital, 6%, 9/30/34	2,180,000	2,158,200
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	3,865,000	3,884,325

		$20,910,913
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22	$5,768,000	$5,450,760
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,250,000	3,272,500
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,425,000	1,794,500

		$10,517,760
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$3,465,000	$3,542,963
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	5,445,000	5,336,100

		$8,879,063

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$3,873,000	$5,122,043

Pharmaceuticals - 2.4%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)	$1,520,000	$1,580,800
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	5,835,000	6,214,275
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	1,280,000	1,318,400
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	4,525,000	4,717,313
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	560,000	564,200
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,100,000	6,336,375
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	4,075,000	4,299,125
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	2,720,000	2,781,200
Vantage Point Imaging, 7.5%, 7/15/21 (n)	3,230,000	3,504,550
VRX Escrow Corp., 5.875%, 5/15/23 (n)	2,760,000	2,870,124

		$34,186,362
Pollution Control - 0.2%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$3,650,000	$2,874,375

Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$4,990,000	$4,640,700
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	5,515,000	5,046,225

		$9,686,925
Printing & Publishing - 1.2%
American Media, Inc., 13.5%, 6/15/18 (z)	$338,724	$351,003
Gannett Co., Inc., 5.125%, 7/15/20	1,415,000	1,475,138
Gannett Co., Inc., 4.875%, 9/15/21 (n)	1,900,000	1,904,750
Gannett Co., Inc., 6.375%, 10/15/23	3,900,000	4,124,250
Nielsen Finance LLC, 5%, 4/15/22 (n)	7,015,000	6,953,619
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	2,315,000	2,361,300
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	275,000	280,500

		$17,450,560
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$2,775,000	$2,913,750
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	4,390,000	4,669,863

		$7,583,613
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$6,760,000	$6,945,900
Felcor Lodging LP, REIT, 5.625%, 3/01/23	5,115,000	5,249,013

		$12,194,913

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 2.4%
Best Buy Co., Inc., 5.5%, 3/15/21	$4,815,000	$5,008,804
Bon Ton Stores, Inc., 8%, 6/15/21	2,880,000	2,160,000
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	3,263,000	3,065,533
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	6,865,000	7,242,575
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	2,530,000	2,169,475
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	4,205,000	4,457,300
Rite Aid Corp., 9.25%, 3/15/20	2,935,000	3,188,731
Rite Aid Corp., 6.75%, 6/15/21	1,380,000	1,466,250
Rite Aid Corp., 6.125%, 4/01/23 (n)	2,585,000	2,685,169
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	3,040,000	3,179,840

		$34,623,677
Specialty Chemicals - 0.8%
Chemtura Corp., 5.75%, 7/15/21	$7,440,000	$7,514,400
Univar USA, Inc., 6.75%, 7/15/23 (n)	3,920,000	3,939,600

		$11,454,000
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$4,675,000	$4,943,813
Group 1 Automotive, Inc., 5%, 6/01/22	7,030,000	7,030,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	4,740,000	4,977,000

		$16,950,813
Telecommunications - Wireless - 4.4%
Crown Castle International Corp., 4.875%, 4/15/22	$1,155,000	$1,185,255
Crown Castle International Corp., 5.25%, 1/15/23	4,465,000	4,677,088
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,190,000	1,175,125
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,731,000	1,588,193
Digicel Group Ltd., 6.75%, 3/01/23 (n)	6,053,000	5,807,854
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,220,000	1,337,425
Sprint Capital Corp., 6.875%, 11/15/28	3,690,000	3,127,275
Sprint Corp., 7.875%, 9/15/23	4,970,000	4,764,988
Sprint Corp., 7.125%, 6/15/24	8,750,000	8,006,250
Sprint Nextel Corp., 9%, 11/15/18 (n)	1,745,000	1,954,400
Sprint Nextel Corp., 6%, 11/15/22	4,585,000	4,027,923
T-Mobile USA, Inc., 6.125%, 1/15/22	475,000	496,375
T-Mobile USA, Inc., 6.5%, 1/15/24	2,035,000	2,148,838
T-Mobile USA, Inc., 6.464%, 4/28/19	1,465,000	1,510,781
T-Mobile USA, Inc., 6.25%, 4/01/21	9,000,000	9,427,500
T-Mobile USA, Inc., 6.633%, 4/28/21	1,890,000	2,000,943
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,440,000	3,517,400
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	5,810,000	6,158,600

		$62,912,213

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.5%
Level 3 Financing, Inc., 8.625%, 7/15/20	$1,710,000	$1,825,425
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	2,775,000	2,698,688
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	2,225,000	2,166,594

		$6,690,707
Transportation - Services - 1.4%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$4,510,000	$4,137,925
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,487,000	3,434,695
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,560,000	3,034,900
Stena AB, 7%, 2/01/24 (n)	6,225,000	5,944,875
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	3,185,000	2,388,750
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	786,000	658,275

		$19,599,420
Utilities - Electric Power - 1.9%
Calpine Corp., 5.5%, 2/01/24	$4,885,000	$4,738,450
Covanta Holding Corp., 7.25%, 12/01/20	4,290,000	4,493,775
Covanta Holding Corp., 6.375%, 10/01/22	1,185,000	1,244,250
Covanta Holding Corp., 5.875%, 3/01/24	2,475,000	2,437,875
NRG Energy, Inc., 8.25%, 9/01/20	4,525,000	4,712,788
NRG Energy, Inc., 6.25%, 7/15/22	1,865,000	1,869,663
NRG Energy, Inc., 6.625%, 3/15/23	4,315,000	4,379,725
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	2,810,000	2,817,025

		$26,693,551
Total Bonds (Identified Cost, $1,337,510,036)		$1,306,012,878

Floating Rate Loans (g)(r) - 3.1%
Aerospace - 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$3,688,748	$3,679,065

Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,252,345	$4,240,829
HD Supply, Inc., Term Loan B, 4%, 6/28/18	2,233,028	2,233,586

		$6,474,415

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$1,752,162	$1,748,512

Conglomerates - 0.2%
Entegris, Inc., Term Loan, 3.5%, 4/30/21	$2,999,824	$2,994,199

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,150,374	$2,151,047

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Containers - 0.1%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$1,874,742	$1,875,512

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,810,504	$3,815,267

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,407,824	$1,359,723

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,055,676	$1,058,975

Gaming & Lodging - 0.2%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$2,903,782	$2,906,958

Medical & Health Technology & Services - 0.2%
Davita Healthcare, Term Loan B, 3.5%, 6/24/21	$2,940,501	$2,944,177

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/21	$3,111,557	$3,107,668

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$937,940	$938,526

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$5,160,181	$5,160,181

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$3,968,774	$3,932,392
Total Floating Rate Loans (Identified Cost, $44,087,628)		$44,146,617

Common Stocks - 0.9%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$198,986

Special Products & Services - 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	141,000	$12,403,770
Total Common Stocks (Identified Cost, $13,364,159)		$12,602,756

17

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.3%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	32,671,734	$32,671,734
Total Investments (Identified Cost, $1,427,633,557)		$1,395,433,985

Other Assets, Less Liabilities - 1.6%		23,408,580
Net Assets - 100.0%		$1,418,842,565

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $528,226,013, representing 37.2% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$158,098	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	77,707	—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	86,358	—
Total	$322,163	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10-12/28/10	$341,431	$351,003
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

18

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	2,033,642	10/09/15	$2,225,412	$2,235,546	$(10,134)

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,596,813	September - 2015	$(30,653)

At July 31, 2015, the fund had cash collateral of $122,850 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,394,961,823)	$1,362,762,251
Underlying affiliated funds, at cost and value	32,671,734
Total investments, at value (identified cost, $1,427,633,557)	$1,395,433,985
Cash	43,422
Deposits with brokers	122,850
Receivables for
Investments sold	3,144,627
Fund shares sold	1,075,684
Interest	25,265,750
Other assets	2,180
Total assets	$1,425,088,498
Liabilities
Payables for
Distributions	$68
Forward foreign currency exchange contracts	10,134
Daily variation margin on open futures contracts	54,032
Fund shares reacquired	6,108,202
Payable to affiliates
Administrator	96
Shareholder servicing costs	17
Accrued expenses and other liabilities	73,384
Total liabilities	$6,245,933
Net assets	$1,418,842,565
Net assets consist of
Paid-in capital	$1,462,317,592
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(32,240,730)
Accumulated net realized gain (loss) on investments and foreign currency	(8,549,216)
Accumulated distributions in excess of net investment income	(2,685,081)
Net assets	$1,418,842,565
Shares of beneficial interest outstanding	152,088,772
Net asset value per share (net assets of $1,418,842,565 / 152,088,772 shares of beneficial interest outstanding)	$9.33

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$42,087,202
Dividends	312,075
Dividends from underlying affiliated funds	26,525
Total investment income	$42,425,802
Expenses
Shareholder servicing costs	21
Administrative services fee	8,679
Custodian fee	71,913
Shareholder communications	4,210
Audit and tax fees	20,430
Legal fees	4,981
Pricing service fees	8,398
Miscellaneous	15,956
Total expenses	$134,588
Fees paid indirectly	(190)
Net expenses	$134,398
Net investment income	$42,291,404
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(3,092,103)
Futures contracts	(204,127)
Foreign currency	229,483
Net realized gain (loss) on investments and foreign currency	$(3,066,747)
Change in unrealized appreciation (depreciation)
Investments	$(17,411,327)
Futures contracts	401,916
Translation of assets and liabilities in foreign currencies	(159,434)
Net unrealized gain (loss) on investments and foreign currency translation	$(17,168,845)
Net realized and unrealized gain (loss) on investments and foreign currency	$(20,235,592)
Change in net assets from operations	$22,055,812

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/15 (unaudited)	Year ended 1/31/15
From operations
Net investment income	$42,291,404	$70,322,027
Net realized gain (loss) on investments and foreign currency	(3,066,747)	11,928,307
Net unrealized gain (loss) on investments and foreign currency translation	(17,168,845)	(45,449,886)
Change in net assets from operations	$22,055,812	$36,800,448
Distributions declared to shareholders
From net investment income	$(44,404,431)	$(72,674,007)
From net realized gain on investments	(996,862)	(9,130,455)
Total distributions declared to shareholders	$(45,401,293)	$(81,804,462)
Change in net assets from fund share transactions	$104,656,416	$268,826,805
Total change in net assets	$81,310,935	$223,822,791
Net assets
At beginning of period	1,337,531,630	1,113,708,839
At end of period (including accumulated distributions in excess of net investment income of $2,685,081 and $572,054, respectively)	$1,418,842,565	$1,337,531,630

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/15		Year ended 1/31/15	Period ended 1/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$9.47		$9.85	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.61	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.29)	(0.04)
Total from investment operations	$0.17		$0.32	$0.51
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.63)	$(0.59)
From net realized gain on investments	(0.01)		(0.07)	(0.07)
Total distributions declared to shareholders	$(0.31)		$(0.70)	$(0.66)
Net asset value, end of period (x)	$9.33		$9.47	$9.85
Total return (%) (r)(s)(x)	1.71	(n)	3.28	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.03	0.02	(a)
Expenses after expense reductions (f)	0.02	(a)	0.03	0.02	(a)
Net investment income	5.99	(a)	6.18	6.54	(a)
Portfolio turnover	22	(n)	43	42	(n)
Net assets at end of period (000 omitted)	$1,418,843		$1,337,532	$1,113,709

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to

24

Notes to Financial Statements (unaudited) – continued

which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

25

Notes to Financial Statements (unaudited) – continued

in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,602,756	$—	$—	$12,602,756
U.S. Corporate Bonds	—	1,105,368,907	—	1,105,368,907
Foreign Bonds	—	200,643,971	—	200,643,971
Floating Rate Loans	—	44,146,617	—	44,146,617
Mutual Funds	32,671,734	—	—	32,671,734
Total Investments	$45,274,490	$1,350,159,495	$—	$1,395,433,985

Other Financial Instruments
Futures Contracts	$(30,653)	$—	$—	$(30,653)
Forward Foreign Currency Exchange Contracts	—	(10,134)	—	(10,134)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

26

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(30,653)
Foreign Exchange	Forward Foreign Currency Exchange	(10,134)
Total		$(40,787)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(204,127)	$—
Foreign Exchange	—	231,926
Total	$(204,127)	$231,926

27

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$401,916	$—
Foreign Exchange	—	(163,418)
Total	$401,916	$(163,418)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

28

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

29

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

30

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/15
Ordinary income (including any short-term capital gains)	$74,460,101
Long-term capital gains	7,344,361
Total distributions	$81,804,462

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/15
Cost of investments	$1,427,962,553
Gross appreciation	15,673,314
Gross depreciation	(48,201,882)
Net unrealized appreciation (depreciation)	$(32,528,568)

As of 1/31/15
Undistributed ordinary income	7,111,956
Post-October capital loss deferral	(1,489,099)
Other temporary differences	(6,539,659)
Net unrealized appreciation (depreciation)	(19,212,744)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated

31

Notes to Financial Statements (unaudited) – continued

service providers. For the six months ended July 31, 2015, out-of-pocket expenses amounted to $21. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.0012% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2015, the fee paid by the fund under this agreement was $1,633 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $403,454,829 and $295,484,662, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/15		Year ended 1/31/15
	Shares	Amount	Shares	Amount
Shares sold	17,319,651	$165,826,379	35,605,372	$343,405,971

Shares issued to shareholders in reinvestment of distributions	4,764,854	45,400,902	8,373,274	81,804,462

Shares reacquired	(11,192,646)	(106,570,865)	(15,868,117)	(156,383,628)

Net change	10,891,859	$104,656,416	28,110,529	$268,826,805

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 67%, 24%, 8%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2015, the fund’s commitment fee and interest expense were $2,114 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,212,532	220,279,468	(229,820,266)	32,671,734

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,525	$32,671,734

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business,

35

Board Review of Investment Advisory Agreement – continued

(v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2014. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the

36

Board Review of Investment Advisory Agreement – continued

extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2015

MFS® MUNICIPAL HIGH INCOME FUND

MMH-SEM

MFS® MUNICIPAL HIGH INCOME FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy picked up steam after another difficult winter held back domestic consumption. Although the labor and housing markets have rebounded, a stronger U.S. dollar and weak overseas demand are weighing on corporate earnings.

In Europe, concerns about a new Greek bailout package weighed on investor confidence. However, the European Central Bank’s quantitative easing program has laid the foundation for economic recovery throughout the eurozone.

China’s equity markets have struggled in recent months, and as concerns mount over a weakening Chinese economy, global market volatility is on the rise.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten industries (i)
Healthcare Revenue-Hospitals	13.7%
Healthcare Revenue-Long Term Care	13.5%
Tobacco	8.4%
Universities-Colleges	7.8%
Universities-Secondary Schools	7.0%
Miscellaneous Revenue-Other	5.5%
Industrial Revenue-Airlines	5.2%
Tax Assessment	3.6%
Single Family Housing-State	2.6%
Universities-Dormitories	2.6%

Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	7.7%
A	19.3%
BBB	25.6%
BB	11.7%
B	11.2%
CCC	0.2%
CC	0.3%
C (o)	0.0%
Not Rated	20.0%
Cash & Other	2.1%

Portfolio facts (i)
Average Duration (d)	8.1
Average Effective Maturity (m)	19.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 7/31/15.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2015 through July 31, 2015

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2015 through July 31, 2015.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 2/01/15	Ending Account Value 7/31/15	Expenses Paid During Period (p) 2/01/15-7/31/15
A	Actual	0.67%	$1,000.00	$994.62	$3.31
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
B	Actual	1.45%	$1,000.00	$989.64	$7.15
	Hypothetical (h)	1.45%	$1,000.00	$1,017.60	$7.25
C	Actual	1.67%	$1,000.00	$988.54	$8.23
	Hypothetical (h)	1.67%	$1,000.00	$1,016.51	$8.35
I	Actual	0.67%	$1,000.00	$993.42	$3.31
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios include 0.01% of investment related expenses from self-deposited inverse floaters (as described in Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Municipal Bonds - 97.5%
Issuer	Shares/Par	Value ($)

Alabama - 1.1%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/36	$1,900,000	$1,922,727
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/23	1,400,000	1,513,568
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/29	4,790,000	5,181,583
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/36	1,000,000	1,082,150
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/28	1,795,000	1,808,014
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/43	1,560,000	1,563,073
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/25	65,000	42,092
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/26	805,000	496,766
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/29	1,130,000	566,616
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/34	1,620,000	560,180
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/35	3,080,000	997,828
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/15	390,000	392,519
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/16	860,000	896,197
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/17	1,165,000	1,245,385
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/18	1,210,000	1,319,263
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/21	1,360,000	1,507,995
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/23	1,995,000	2,215,747
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/39	1,670,000	1,813,086
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/33	6,750,000	7,754,265

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Alabama - continued
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/35	$1,635,000	$1,830,759

		$34,709,813
Alaska - 0.1%
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/41	$3,315,000	$3,811,090

Arizona - 1.9%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/43	$3,150,000	$3,381,368
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/40	1,790,000	2,070,565
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/35	4,700,000	5,265,222
Navajo County, AZ, Pollution Control Corp. Rev. (Arizona Public Service Co.), “A”, 0.45%, 6/01/34 (Put Date 11/17/15)	1,245,000	1,244,676
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/35	2,035,000	2,053,926
Phoenix, AZ, Industrial Development Authority Education Rev. (Basis Schools, Inc. Projects), “A”, 5%, 7/01/45	3,015,000	2,982,559
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/42	2,205,000	2,310,355
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/33	855,000	841,055
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/43	1,715,000	1,640,380
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/34	6,355,000	6,496,971
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/44	3,970,000	3,981,156
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/35	1,430,000	1,389,545
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Projects), 5%, 7/01/45	1,570,000	1,483,917
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/34	1,970,000	2,183,390
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/44	3,155,000	3,525,271
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/34	4,545,000	4,454,555
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/41	4,785,000	4,752,175

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Arizona - continued
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/40	$4,755,000	$5,217,994
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/32	2,940,000	3,242,702
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/42	1,675,000	1,810,910
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/46	1,275,000	1,376,120

		$61,704,812
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/35	$365,000	$395,113
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/33	540,000	586,332
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/46	6,455,000	1,465,350
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/39	9,510,000	10,274,984
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/42	1,360,000	1,463,890

		$14,185,669
California - 8.3%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/41	$4,000,000	$4,508,800
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/39	7,550,000	2,569,567
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/18 (n)	1,105,000	1,093,619
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/31	2,060,000	1,186,127
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/32	2,095,000	1,155,686
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/33	4,185,000	2,209,596
California Educational Facilities Authority Rev., 5%, 2/01/26 (Prerefunded 2/01/17)	900,000	961,236
California Educational Facilities Authority Rev., 5%, 2/01/26	2,690,000	2,779,954
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/38	2,320,000	2,575,223
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/36	1,000,000	1,037,640
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/39	2,765,000	3,160,423

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/30	$2,560,000	$2,579,891
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/23	8,080,000	8,308,260
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/36	740,000	743,197
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/33	12,730,000	13,158,874
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/34	1,135,000	1,544,281
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/39	5,110,000	6,699,568
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/28	1,915,000	2,092,329
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/35	475,000	507,604
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/32	1,585,000	1,642,726
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/40	900,000	1,028,475
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 0.43%, 9/01/21	5,080,000	5,080,000
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/40	3,500,000	3,714,410
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/45	4,080,000	4,269,026
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/45	2,975,000	3,065,024
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/30	3,380,000	3,955,817
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/33	10,830,000	12,374,141
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/24	730,000	737,081
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/25	760,000	762,455
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/30	435,000	455,776
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/45	1,150,000	1,175,220
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/24	425,000	433,844

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/34	$575,000	$585,040
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/44	545,000	557,742
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/49	620,000	637,676
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/24	450,000	465,093
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/44	430,000	441,593
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/38 (a)(d)	100,980	1
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/44	760,000	769,660
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/49	945,000	954,374
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/39	2,985,000	3,287,142
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/33	1,600,000	1,730,432
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/23	540,000	570,056
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/27	1,385,000	1,432,409
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/43	1,335,000	1,457,246
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/33	2,910,000	2,949,227
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/42	1,545,000	1,701,818
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/33	780,000	789,937
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/23	685,000	706,324
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/43	1,315,000	1,331,135
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/44	1,120,000	1,183,370
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/34	1,000,000	1,121,390

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/44	$2,400,000	$2,649,960
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/21	1,540,000	1,570,507
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/20	1,040,000	1,058,148
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/20	2,650,000	2,657,155
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/29	1,400,000	1,634,766
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/41	560,000	651,890
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/40	2,125,000	2,321,180
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/32	1,000,000	1,059,870
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/42	1,000,000	1,071,340
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/38	3,000,000	3,311,310
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/30	1,990,000	2,119,111
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/45	4,590,000	4,913,549
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/46	7,630,000	8,107,638
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/29	2,695,000	2,693,976
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/34	1,940,000	2,230,806
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	4,785,000	2,626,152
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/31	4,280,000	2,244,903
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/32	3,010,000	1,492,328
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5.75%, 6/01/47	13,270,000	11,282,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/23	$1,185,000	$1,275,984
Hartnell, CA, Community College District (Election of 2002), Capital Appreciation, “D”, 0%, 8/01/39	10,355,000	2,193,810
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/29	1,480,000	1,695,192
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/31	1,675,000	1,904,257
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, 5%, 9/01/44	1,745,000	1,902,434
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/39	1,000,000	1,058,570
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/44	1,500,000	1,581,675
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/42	1,535,000	1,667,962
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/36	455,000	479,434
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/45	4,240,000	2,332,170
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/35	450,000	484,992
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/44	555,000	610,372
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/34	330,000	366,066
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/20	290,000	292,564
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/20	730,000	735,030
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/29	1,000,000	1,125,770
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/30	1,000,000	1,119,960
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/31	1,660,000	1,850,900
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/34	525,000	590,268
Madera, CA, Financing Authority, Irrigation Rev., 6.5%, 1/01/40	5,970,000	6,916,484
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/30	645,000	345,772
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/41	12,965,000	2,746,376
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/24	3,110,000	2,322,797

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/27	$2,070,000	$1,346,928
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/29	4,025,000	2,369,719
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/30	4,455,000	2,499,611
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/30	1,360,000	1,535,848
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/39	4,080,000	4,464,132
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/25	865,000	1,021,634
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/26	905,000	1,053,755
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/27	1,225,000	1,414,985
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/28	635,000	727,018
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/41	6,000,000	7,283,940
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/47 (Put Date 4/02/18)	3,095,000	3,124,743
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/47 (Put Date 4/01/19)	2,505,000	2,549,940
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/43	8,725,000	1,806,773
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/43	225,000	244,168
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/34	6,545,000	7,325,949
San Jose, CA, Airport Rev., “C”, 5%, 3/01/30	885,000	1,005,139
State of California, 5%, 5/01/44	3,710,000	4,179,760
State of California (Veterans), 5.05%, 12/01/36	175,000	175,443
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/32	600,000	693,066
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/29	700,000	701,617
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/29	3,665,000	2,116,684

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
California - continued
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/44	$4,300,000	$4,650,364
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/34	2,270,000	799,880

		$264,624,346
Colorado - 3.4%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/22	$2,000,000	$2,002,280
Central Platte Valley, CO, General Obligation, 5%, 12/01/43	1,250,000	1,281,600
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/29	305,000	334,951
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/39	560,000	599,413
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/44	395,000	420,177
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/33	450,000	455,756
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/42	1,120,000	1,113,314
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/37	490,000	520,405
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/30	350,000	384,118
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/34	350,000	383,835
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/44	885,000	894,080
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/49	765,000	768,412
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/31	1,715,000	1,909,567
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/38	895,000	971,352
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/35	2,000,000	2,017,620
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/45	2,675,000	2,633,752
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/43	2,975,000	3,498,927
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/37	1,310,000	1,314,886
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/41	1,620,000	1,745,048

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/37	$2,650,000	$2,689,220
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/21	105,000	116,149
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/33	4,295,000	4,490,380
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/35	1,710,000	1,810,702
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/43	825,000	910,264
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/30	700,000	774,879
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/40	1,150,000	1,260,688
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/34	6,530,000	7,317,714
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/18	540,000	607,365
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/34	8,490,000	9,594,125
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/32	13,545,000	14,015,282
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/32	4,705,000	4,908,679
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/45	795,000	849,680
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/27	12,305,000	6,866,928
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/18	550,000	599,825
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/43	4,440,000	5,020,708
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/28	6,860,000	8,584,055
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 11/15/38	7,145,000	9,404,749
Salida, CO, Hospital District Rev., 5.25%, 10/01/36	5,651,000	5,677,842
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/31 (d)(q)	2,396,000	527,336
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/33	404,000	416,185
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/38	824,000	852,461

		$110,544,709

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Connecticut - 0.4%
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/45	$3,375,000	$3,594,780
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/44	2,665,000	2,860,185
Mohegan Tribal Finance Authority Economic Development Bonds, 7%, 2/01/45 (n)	5,325,000	4,820,776

		$11,275,741
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/34	$915,000	$936,448
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/44	1,030,000	1,071,911
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/49	1,210,000	1,250,099
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/42	1,170,000	1,216,484

		$4,474,942
District of Columbia - 0.7%
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/43	$1,095,000	$1,259,940
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/33	420,000	487,318
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/25	1,340,000	1,336,905
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/35	1,165,000	1,149,168
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/39	765,000	756,225
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/30	1,475,000	1,470,236
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/35	5,000,000	4,893,950
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/45	8,820,000	8,347,072
District of Columbia, Tobacco Settlement, 6.25%, 5/15/24	480,000	479,942
District of Columbia, Tobacco Settlement, 6.75%, 5/15/40	885,000	884,876

		$21,065,632
Florida - 8.3%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/34	$1,180,000	$1,286,873

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/44	$2,955,000	$3,244,945
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	1,970,000	2,179,214
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/32	1,250,000	1,553,613
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/42	2,000,000	2,474,560
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/46	1,000,000	1,235,050
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/36	290,000	290,012
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/36	1,265,000	1,265,101
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 0%, 5/01/36	300,000	321,978
Arborwood Community Development District, FL, Capital Improvement Rev., “A-2”, 0%, 5/01/36	35,000	37,564
Arborwood Community Development District, FL, Capital Improvement Rev., “B”, 0%, 5/01/25	325,000	332,989
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/30	1,560,000	1,280,339
Bay County, FL, Housing Finance Authority, Multi-Family Rev. (Andrews Place II Apartments), AGM, 5%, 10/01/35	625,000	625,413
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/30	690,000	711,224
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/33	320,000	330,502
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/34	1,355,000	1,411,395
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/39	4,720,000	5,197,145
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/39	2,480,000	2,508,867
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/35	1,465,000	1,456,254
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/45	2,725,000	2,711,402
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/37	915,000	904,615

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/43	$3,200,000	$3,519,904
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/25	300,000	301,122
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/35	300,000	301,074
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/44	4,970,000	5,857,592
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/49	805,000	807,842
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/22	2,560,000	2,561,408
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/21	1,180,000	1,185,369
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/38 (a)(d)	1,400,000	560,098
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/20	395,000	448,254
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/21	620,000	708,251
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/22	520,000	594,656
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/23	685,000	787,339
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/24	575,000	661,066
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/25	670,000	769,870
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/35	1,650,000	1,782,974
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/46	2,245,000	2,406,842
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/29	1,000,000	1,130,700
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/36	3,050,000	3,449,001
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/20	8,410,000	9,815,395

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/19	$660,000	$745,727
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/42	3,480,000	3,691,306
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/32	1,950,000	1,979,406
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/43	4,070,000	4,125,352
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/44	5,000,000	5,038,650
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/30	2,575,000	2,687,553
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/40	5,490,000	5,687,420
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/41	10,125,000	11,762,415
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/46	1,605,000	1,709,678
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/35	5,000,000	5,409,700
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/38	1,780,000	1,865,796
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/29 (Prerefunded 8/15/18)	4,700,000	5,343,383
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/33	1,905,000	2,085,518
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/34	1,655,000	1,810,471
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/35	2,340,000	2,554,087
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/40	5,120,000	5,484,954
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/25	960,000	955,853
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/35	1,400,000	1,391,292
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/45	2,520,000	2,462,922
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/31	1,600,000	1,851,152
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/38	1,325,000	1,289,384
Main Street Community Development District, FL, “A”, 6.8%, 5/01/38	1,630,000	1,642,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/32	$1,560,000	$1,575,475
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/46	7,250,000	8,264,130
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/44	2,895,000	3,003,157
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/24	345,000	383,109
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/43	2,000,000	2,177,740
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/34 (Prerefunded 10/01/21)	300,000	394,041
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/40 (Prerefunded 10/01/21)	8,365,000	10,987,177
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/22	450,000	391,226
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/29	1,220,000	1,288,881
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/37	740,000	774,284
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/37	1,055,000	1,103,878
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/22	740,000	788,292
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/32	990,000	1,054,093
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/16 (d)(q)	1,575,000	866,313
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/38	4,380,000	4,391,957
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/31	1,000,000	1,105,090
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/49	2,030,000	2,329,100
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/36	815,000	819,091
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/36 (a)(d)	895,000	353,265
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/13 (a)(d)	1,000,000	394,100
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/23	1,505,000	1,506,370
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/46	435,000	436,601

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/35	$500,000	$501,850
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/45	1,995,000	2,304,125
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/10 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/36	2,350,000	1,034,400
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/36	240,000	243,002
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/41	5,330,000	5,956,488
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/44	2,215,000	2,357,912
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/37	3,240,000	3,305,675
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/45	395,000	402,995
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/41	2,500,000	2,844,150
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/22 (n)	4,150,000	4,426,058
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/24 (n)	2,505,000	2,654,273
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/27 (n)	1,840,000	1,934,852
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/29	1,155,000	1,308,754
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/39	1,715,000	1,949,886
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/27	1,590,000	1,469,096
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/41	2,800,000	2,428,692
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/45	7,715,000	8,566,582
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/10 (d)	545,000	327,016
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 5/01/37	1,600,000	1,600,400
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/26	155,000	173,983
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/29	145,000	159,845

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Florida - continued
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/34	$315,000	$344,579
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/44	935,000	1,021,983
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/40	5,935,000	6,250,327
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/44	2,695,000	2,827,190
Tampa, FL (University of Tampa Project), 5%, 4/01/40	965,000	1,043,290
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	4,180,000	4,053,471
Trout Creek Community Development District, FL, Capital Improvement Rev. , 5.5%, 5/01/35	2,280,000	2,228,791
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/16	1,495,000	1,509,681
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 5/01/37	1,860,000	1,836,564
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/28	4,380,000	4,987,418
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/31	5,420,000	6,086,443
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/37	1,810,000	1,837,820
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/39 (a)(d)	790,000	434,619
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/17	190,000	189,136
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/45	1,000,000	998,040
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/35	500,000	498,750

		$267,067,755
Georgia - 1.8%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/33	$1,060,000	$1,160,255
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/43	1,060,000	1,155,474
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/30	2,450,000	2,458,796
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/31	1,515,000	1,521,196

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/22	$2,895,000	$3,476,084
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/29	4,070,000	5,015,298
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/30	580,000	625,257
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/33	1,025,000	1,100,635
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/38	1,100,000	1,168,222
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/40	7,170,000	7,769,412
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/31	175,000	203,583
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/45	2,205,000	2,351,059
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/44	1,615,000	1,739,807
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/28	2,245,000	2,631,297
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/37	4,610,000	4,650,291
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/34 (Prerefunded 8/01/18)	1,235,000	1,401,355
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/34	140,000	153,121
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/54	3,465,000	3,935,547
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/30	2,330,000	2,456,239
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/39	4,360,000	4,570,806
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Scherer Project), 2%, 7/01/25 (Put Date 6/13/19)	1,230,000	1,243,186
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/27	920,000	1,024,770
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/34	4,835,000	4,949,590

		$56,761,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Guam - 0.2%
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/40	$3,055,000	$3,348,402
Guam Government, “A”, 7%, 11/15/39	1,115,000	1,308,430
Guam International Airport Authority Rev., “C”, 5%, 10/01/16	255,000	265,583

		$4,922,415
Hawaii - 0.5%
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/29	$1,005,000	$1,263,275
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/44	1,190,000	1,495,901
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/39	10,580,000	12,060,248

		$14,819,424
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/21	$2,120,000	$2,124,770
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B3”, 5.25%, 10/01/20	2,060,000	2,064,202

		$4,188,972
Illinois - 5.4%
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/23	$830,000	$832,722
Chicago, IL, “A”, AGM, 5%, 1/01/22	705,000	707,693
Chicago, IL, “A”, AGM, 5%, 1/01/22	6,755,000	6,880,170
Chicago, IL, “A”, AGM, 5%, 1/01/23	4,335,000	4,415,328
Chicago, IL, “A”, AGM, 5%, 1/01/25	615,000	626,316
Chicago, IL, “A”, AGM, 5%, 1/01/27	295,000	298,567
Chicago, IL, “A”, AGM, 4.75%, 1/01/30	815,000	816,206
Chicago, IL, “A”, AGM, 5%, 1/01/34	2,605,000	2,605,886
Chicago, IL, “A”, AGM, 5%, 1/01/37	4,935,000	4,969,002
Chicago, IL, “B”, AGM, 5%, 1/01/17	2,520,000	2,529,626
Chicago, IL, “B”, AGM, 5%, 1/01/23	755,000	757,884
Chicago, IL, Board of Education, AGM, 5%, 12/01/35	5,655,000	5,675,584
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/32	675,000	759,530
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/33	335,000	376,952
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/43	1,350,000	1,507,235
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/35	5,645,000	6,429,599

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/31	$540,000	$577,719
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/36	945,000	948,582
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/41	2,000,000	2,247,760
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/34	700,000	723,989
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/45	1,800,000	1,842,462
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27 (Prerefunded 5/15/20)	1,470,000	1,787,138
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/27	2,680,000	2,866,903
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/45	3,600,000	3,848,436
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/27	1,600,000	1,661,712
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/33	2,685,000	2,710,937
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/37	8,015,000	8,249,439
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/43	3,410,000	3,450,136
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/25	4,630,000	4,631,528
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/28	3,770,000	4,188,093
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/27	380,000	406,345
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/42	3,110,000	3,260,120
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/38	1,730,000	1,744,878
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7%, 11/15/29	3,025,000	3,557,551
Illinois Finance Authority Rev. (O.S.F. Healthcare Systems) “A”, 7.125%, 11/15/37	2,555,000	2,980,510
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/25 (Prerefunded 5/15/19)	75,000	88,665
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/25	2,545,000	2,848,440
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/28	4,125,000	4,719,908

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/34	$3,865,000	$4,681,288
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/43	1,305,000	1,528,847
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/29	6,045,000	6,511,372
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/38 (Prerefunded 8/15/19)	1,500,000	1,839,465
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/44 (Prerefunded 8/15/19)	2,545,000	3,133,480
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/25	1,195,000	1,206,305
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/35	2,195,000	2,205,229
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/28 (a)(d)	1,057,000	11
Illinois Finance Authority Rev. (The Clare at Water Tower), Capital Appreciation, “B”, 0%, 5/15/50 (a)(d)	453,000	5
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/31	1,875,000	2,138,081
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/31	5,785,000	6,620,817
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/23	560,000	646,839
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/24	3,110,000	3,258,098
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/28	14,375,000	16,918,081
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/33	4,355,000	4,763,586
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/37	7,500,000	8,275,350
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/34	2,963,000	3,005,163
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/42	1,450,000	1,555,604
State of Illinois, NATL, 5%, 1/01/19	1,575,000	1,597,649
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/40	1,080,000	1,152,338
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/45	1,250,000	1,332,275

		$171,899,434
Indiana - 2.6%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/42	$3,000,000	$3,328,680
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), 0.48%, 12/01/37 (Put Date 9/01/15)	10,000,000	10,000,000
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/34	3,205,000	3,497,296

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Indiana - continued
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/40	$3,005,000	$3,206,035
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/32	4,790,000	4,860,126
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/39	1,215,000	1,253,430
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/30	460,000	490,641
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/39	1,155,000	1,199,514
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/35	2,095,000	2,226,398
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/40	5,350,000	5,595,191
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/44	3,260,000	3,396,072
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/48	4,020,000	4,165,202
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/19	2,540,000	2,671,648
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “A”, 5%, 2/15/39	2,000,000	2,051,540
Indiana Health & Educational Facilities Finance Authority Hospital Rev. (Clarian Health), “B”, 5%, 2/15/33	2,510,000	2,560,802
Indianapolis, IN, Multi-Family Rev. (Cambridge Station Apartments II), FNMA, 5.25%, 1/01/39 (Put Date 1/01/27)	1,345,000	1,346,681
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/42	1,430,000	1,484,883
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/39	4,760,000	5,614,848
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/39	3,600,000	3,616,308
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/28	1,445,000	1,667,270
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/34	4,370,000	5,263,053
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/44	10,875,000	13,169,299

		$82,664,917
Iowa - 0.9%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/43	$3,000,000	$3,234,930
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/30	800,000	897,944
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/31	1,480,000	1,656,534

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Iowa - continued
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/32	$715,000	$795,795
Iowa Finance Authority Midwestern Disaster Area Rev. (Iowa Fertilizer Co.), 5%, 12/01/19	1,455,000	1,537,178
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/21	1,530,000	1,564,777
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/25	2,495,000	2,546,123
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/19	2,765,000	2,894,126
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/20	515,000	538,984
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/25	1,250,000	1,349,313
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/26	1,260,000	1,360,460
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/27	145,000	155,689
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/28	2,540,000	2,726,284
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/34	4,295,000	4,033,220
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/21	2,410,000	2,460,152

		$27,751,509
Kansas - 0.8%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/30	$2,600,000	$2,758,574
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/38	3,600,000	3,750,264
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/42	1,500,000	1,548,840
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/27	1,185,000	1,207,349
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/29	1,555,000	1,736,313
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/39	2,325,000	2,356,388
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/16	155,000	156,714
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/28	3,848,000	3,864,354
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-1”, GNMA, 5.75%, 12/01/37	90,000	91,570
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., “A-2”, GNMA, 5.75%, 12/01/37	325,000	329,963
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/43	4,165,000	4,514,985

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Kansas - continued
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/29	$500,000	$509,980
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-B2”, 3.375%, 11/15/20	635,000	635,089
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/21	1,580,000	1,151,804
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/44	1,740,000	1,914,505

		$26,526,692
Kentucky - 1.0%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/35	$2,840,000	$3,227,433
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/42	2,130,000	2,178,436
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/45	1,325,000	1,363,319
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/41	3,000,000	3,380,250
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/46	1,050,000	1,187,634
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/27	815,000	898,383
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/30	710,000	806,162
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/40	6,255,000	7,128,448
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/45	1,955,000	2,235,093
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/36	5,180,000	5,324,470
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/39	1,635,000	1,851,392
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/39	1,830,000	1,992,705
University of Kentucky, General Receipts, “A”, 5%, 4/01/36	1,460,000	1,665,772

		$33,239,497

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - 2.2%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/39	$1,500,000	$1,742,925
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/31	3,200,000	3,662,816
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/41	2,000,000	2,272,220
Lakeshore Villages Master Community Development District, LA, Special Assessment, “A”, 5.25%, 7/01/17 (a)(d)	2,862,000	1,002,187
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/21	1,705,000	1,969,718
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/22	1,365,000	1,589,065
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/35	1,145,000	1,142,218
Louisiana Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/45	4,435,000	4,416,550
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/32	5,000,000	5,504,650
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/29	2,990,000	3,499,347
Louisiana Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/35	4,000,000	4,760,760
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/45	6,355,000	6,320,302
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/36	1,530,000	1,621,494
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/36	1,225,000	1,286,103
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/36	6,995,000	7,244,232
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/34	5,470,000	5,833,263
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/40	2,675,000	2,900,583
New Orleans LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/45	1,150,000	1,229,212

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/30	$2,050,000	$2,305,943
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/40 (Put Date 6/01/22)	8,660,000	9,401,902

		$69,705,490
Maine - 0.5%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/25 (Put Date 2/01/17)	$3,985,000	$4,123,040
State of Maine, “B”, 5%, 6/01/21	9,675,000	11,500,576

		$15,623,616
Maryland - 0.7%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/40	$1,320,000	$1,398,395
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/40	4,700,000	4,979,462
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/38	2,600,000	2,788,084
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/25 (Put Date 6/01/20)	3,155,000	3,154,937
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/25	885,000	958,765
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/41	2,360,000	2,617,429
State of Maryland, “B”, 4%, 8/01/27	3,105,000	3,397,181
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/40	2,600,000	2,700,256

		$21,994,509
Massachusetts - 3.4%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/31	$2,535,000	$2,919,103
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/37	4,640,000	4,805,648
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/21	685,000	777,180
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/22	685,000	780,270
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/23	510,000	571,598
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/24	1,250,000	1,404,050
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/29	1,450,000	1,577,035

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/30	$3,015,000	$3,274,200
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/31	835,000	904,046
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/35	9,160,000	9,761,446
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/31	869,621	836,897
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/39	218,601	208,615
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/46	525,000	498,755
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/46	58,153	49,523
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/56	289,249	1,698
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/33	1,350,000	1,450,926
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/43	2,080,000	2,245,464
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/33	430,000	497,699
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/24	1,400,000	1,600,858
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/25	800,000	913,088
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/27	3,585,000	3,665,985
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/42	11,780,000	12,031,974
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/42 (Prerefunded 5/01/19)	685,000	802,889
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/30	2,030,000	2,037,775
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/31	1,375,000	1,371,563
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/30	1,935,000	2,038,929
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/22	250,000	281,395
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/26	1,910,000	2,011,020

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Massachusetts - continued
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/28	$1,990,000	$2,094,296
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/36 (u)	25,000,000	28,453,000
Massachusetts Health & Educational Facilities Authority Rev. (Jordan Hospital), “D”, 5.25%, 10/01/18	3,290,000	3,295,067
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	875,000	886,436
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), 8%, 10/01/29 (Prerefunded 10/01/15)	1,265,000	1,281,534
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/30	6,130,000	7,091,674
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/29	1,585,000	1,651,110
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/39	1,375,000	1,472,983
Massachusetts Port Authority Special Facilities Rev. (Conrac Project), “A”, 5.125%, 7/01/41	340,000	370,046
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/27	2,760,000	2,768,390

		$108,684,165
Michigan - 2.3%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/39	$9,635,000	$10,278,136
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/19	3,270,000	3,614,331
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/20	3,275,000	3,664,430
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/16	1,695,000	1,761,783
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/23	1,020,000	1,045,582
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/25	155,000	158,331
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/36	375,000	389,764
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/41	2,055,000	2,162,538
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/41	535,000	556,063
Grand Valley, MI, State University Rev., 5.5%, 12/01/27	1,015,000	1,083,117
Grand Valley, MI, State University Rev., 5.625%, 12/01/29	495,000	529,041

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Michigan - continued
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/27	$750,000	$760,140
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/36	3,050,000	3,082,300
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/33	1,105,000	1,212,340
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/45	7,000,000	7,615,230
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/44	2,375,000	2,460,524
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/44	1,365,000	1,401,050
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/33	2,280,000	2,426,627
Michigan Finance Authority State Aid Rev. (School District of the City of Detroit), 2.85%, 8/20/15	1,525,000	1,525,869
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/39	4,405,000	4,981,703
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/27 (Put Date 8/01/17)	4,505,000	4,490,134
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/20	1,050,000	1,231,146
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/39 (Prerefunded 9/01/18)	6,945,000	8,476,234
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/44	2,215,000	2,398,557
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/39	750,000	838,253
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/39	575,000	620,322
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/44	1,240,000	1,328,734
Western Michigan University Rev., “A”, 5%, 11/15/40	1,250,000	1,382,363
Western Michigan University Rev., “A”, 5%, 11/15/45	1,850,000	2,031,541

		$73,506,183
Minnesota - 0.2%
Anoka County, MN, Charter School Lease Rev. (Spectrum Building Co.), “A”, 5%, 6/01/43	$1,000,000	$1,020,230
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/41	1,930,000	2,079,401
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/31	630,000	712,782

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Minnesota - continued
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/42	$1,260,000	$1,422,653
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/28	250,000	261,000
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/36	1,250,000	1,304,975

		$6,801,041
Mississippi - 0.4%
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/27	$1,275,000	$1,299,684
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/37 (d)(q)	3,665,000	2,537,903
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/22	1,845,000	2,093,540
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/23	4,810,000	5,473,636

		$11,404,763
Missouri - 0.6%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/26 (d)(q)	$2,495,000	$1,162,071
Grundy County, MO, Industrial Development Authority, Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/34	1,590,000	1,710,363
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/39	465,000	517,294
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/35	3,190,000	3,380,220
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/44	795,000	834,853
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/31	1,735,000	1,962,164
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/38	1,435,000	1,546,987
Missouri Housing Development Commission, Single Family Mortgage Rev. (Home Loan Program), “B”, GNMA, 6.05%, 3/01/37	340,000	343,944
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/40	1,385,000	1,504,429
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 5/01/16	375,000	375,019
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/23	1,500,000	1,466,280

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/35	$4,320,000	$4,474,699

		$19,278,323
Nebraska - 0.1%
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/44	$1,205,000	$1,244,584
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/44	2,350,000	2,548,599

		$3,793,183
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/35	$1,715,000	$1,684,799
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/45	2,205,000	2,171,462

		$3,856,261
New Hampshire - 1.0%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/27	$4,935,000	$5,511,605
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/39	815,000	870,502
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/29 (Put Date 10/01/19)	985,000	988,339
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/39 (u)	20,000,000	22,553,000
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/41	2,625,000	2,961,184

		$32,884,630
New Jersey - 5.4%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/35	$2,500,000	$2,506,775
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/29	445,000	493,621
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/30	690,000	760,822
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/31	2,570,000	2,821,115
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/32	1,305,000	1,428,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 1/01/37	$1,565,000	$1,570,665
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/21	200,000	222,004
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/28	1,500,000	1,845,285
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/31	9,985,000	11,924,287
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/18	1,780,000	1,926,102
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/34	850,000	875,271
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/44	1,695,000	1,758,529
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/21	105,000	116,645
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/22	615,000	683,640
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/23	705,000	782,769
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/30	985,000	1,056,028
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/35	1,510,000	1,594,681
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/48	410,000	426,859
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/36	2,735,000	2,774,958
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/27	325,000	372,405
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/28	325,000	358,147
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/31	975,000	1,072,958
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/39	1,060,000	1,146,835
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/42	530,000	570,275

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/19	$10,375,000	$10,855,674
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/23	7,870,000	8,570,037
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/29	5,770,000	6,264,778
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/30	1,820,000	2,027,207
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/30	8,595,000	9,718,796
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/32 (Prerefunded 6/01/19)	4,280,000	5,281,991
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/17	2,335,000	2,550,707
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/38	8,000,000	8,910,560
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/29	3,415,000	3,422,615
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/23	18,930,000	18,937,761
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/34	31,335,000	23,279,712
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/41	34,705,000	26,027,709
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-B”, 0%, 6/01/41	32,595,000	8,172,544
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/41	400,000	95,184

		$173,204,182
New Mexico - 0.8%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/40	$11,915,000	$13,136,764
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/17	100,000	100,209
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/26	1,580,000	1,514,809
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/39 (Put Date 8/01/19)	8,250,000	9,343,950

		$24,095,732

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - 6.4%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/30	$2,265,000	$2,593,153
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/20	155,000	176,905
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/22	415,000	477,536
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/24	210,000	243,354
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/25	155,000	179,475
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/33 (n)	3,860,000	3,725,981
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/43 (n)	4,025,000	3,841,621
Build NYC Resource Corp. Rev. (South Bronx Charter School for International Cultures and the Arts), “A”, 5%, 4/15/43	2,655,000	2,671,673
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/35	3,360,000	3,557,770
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/30	3,890,000	4,027,550
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/33	600,000	607,932
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/47	3,340,000	3,501,422
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/47	3,230,000	3,677,936
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/35	22,535,000	26,304,655
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/34	785,000	857,456
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/40	2,130,000	2,295,650
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/45	990,000	1,061,132
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/30	1,570,000	1,793,442
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/35	975,000	1,101,614
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/40	1,000,000	1,038,510
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/29 (Put Date 5/01/20)	3,015,000	3,010,900
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/44	12,985,000	13,061,741

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/40	$5,850,000	$6,144,021
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/44	3,970,000	4,698,217
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/49	4,760,000	5,367,043
New York, NY, “J-9”, FRN, 0.42%, 8/01/27	3,355,000	3,349,028
New York, NY, City Housing Development Corp. (8 Spruce Street), “F”, 4.5%, 2/15/48	2,911,318	3,021,861
New York, NY, City Industrial Development Agency Rev. (Yankee Stadium Project), “A”, ASSD GTY, 7%, 3/01/49	10,000,000	11,818,900
New York, NY, City Industrial Development Agency Rev., Liberty Bonds (IAC/InterActiveCorp), 5%, 9/01/35	2,440,000	2,449,711
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/25	18,935,000	20,221,255
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/31	8,045,000	8,572,430
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 2%, 8/01/28 (Put Date 8/01/16)	6,400,000	6,407,616
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/47	1,330,000	1,477,763
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/42	12,055,000	12,327,684
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/25	505,000	539,350
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/31	510,000	536,923
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/42	3,110,000	3,181,001
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/46	3,000,000	2,964,510
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/36	2,435,000	2,834,170
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/42	2,780,000	3,235,725
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/23 (n)	6,470,000	6,687,198
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/16 (n)	130,000	134,585
Suffolk County, NY, Industrial Development Agency (Medford Hamlet Assisted Living), 6.375%, 1/01/39	1,400,000	1,411,872

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
New York - continued
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/26	$10,730,000	$10,905,114
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “A”, 0% to 9/15/19, 7.5% to 9/15/44	905,000	680,614
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/44	2,010,000	2,047,708
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/37	5,620,000	5,620,618

		$206,442,325
North Carolina - 0.5%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/39 (u)	$9,855,000	$9,981,933
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/25	1,030,000	1,111,720
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/30	1,310,000	1,365,675
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/35	750,000	774,450
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/37	1,260,000	1,261,865
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/29	1,190,000	1,351,162
University of North Carolina, Greensboro, Rev., 5%, 4/01/39	955,000	1,072,637

		$16,919,442
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/34	$965,000	$1,037,385
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), B”, 4%, 1/01/36	1,630,000	1,777,189

		$2,814,574
Ohio - 7.5%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/42	$3,440,000	$3,785,961
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/45	5,990,000	6,365,274
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.125%, 6/01/24	10,000,000	8,294,300
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/30	3,310,000	2,727,705

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/34	$4,485,000	$3,561,942
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6%, 6/01/42	21,225,000	17,076,574
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 6/01/47	45,445,000	36,332,823
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 6/01/47	69,705,000	60,177,024
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/37	11,535,000	9,852,966
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/40	5,435,000	6,107,038
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/40	2,210,000	2,514,582
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/44	1,025,000	1,090,190
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Columbia National Group), 5%, 5/15/20	735,000	740,946
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/25	395,000	398,444
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/40	1,145,000	1,308,838
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/34	1,380,000	1,482,782
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/44	2,055,000	2,185,123
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/42	8,480,000	9,545,342
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 8/15/43	2,870,000	3,176,373
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/30	2,235,000	2,408,481
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/40	3,230,000	3,506,230
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/33	3,400,000	3,567,416
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/44	1,635,000	1,695,201
Muskingum County, OH, Hospital Facilities Rev. (Genesis Health System Obligated Group), 5%, 2/15/48	3,400,000	3,521,822
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/20	4,335,000	4,777,343
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/35	7,865,000	8,590,940

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Ohio - continued
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/27	$3,975,000	$4,256,907
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/31	1,370,000	1,488,067
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/38	4,100,000	4,443,703
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/29	690,000	739,349
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/32	3,725,000	3,982,845
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/35	1,520,000	1,539,137
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/43	1,715,000	1,723,781
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/43	2,100,000	2,193,324
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/40	430,000	483,686
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/25	475,000	475,247
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/25	2,270,000	2,277,514
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/38 (u)	3,355,000	3,743,274
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/43 (u)	8,150,000	9,069,402

		$241,207,896
Oklahoma - 1.0%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/26 (n)	$2,710,000	$3,197,990
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/27	1,350,000	1,399,667
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/29	795,000	820,043
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/37	3,720,000	3,827,099
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/42	1,390,000	1,393,169
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/45	3,500,000	3,835,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/45	$660,000	$697,594
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/27	4,795,000	5,459,251
Tulsa, OK, Municipal Airport Trust Rev., 5%, 6/01/35 (Put Date 6/01/25)	2,005,000	2,167,926
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/35	3,205,000	3,416,370
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/35	6,615,000	7,051,259

		$33,265,493
Oregon - 0.4%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/29	$655,000	$695,256
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/30	215,000	240,493
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/36	1,100,000	1,209,472
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/40	815,000	868,203
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/37	2,815,000	2,894,749
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/30	2,475,000	2,626,965
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/40	4,100,000	4,407,131

		$12,942,269
Pennsylvania - 5.4%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/28	$1,305,000	$1,416,447
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/38	2,025,000	2,199,879
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/35	1,110,000	1,161,648
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/42	4,605,000	4,767,280
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/27	620,000	629,560
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/37	800,000	807,800
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/22	500,000	512,200
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/37	1,735,000	1,849,909

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/34	$330,000	$348,952
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/28	1,740,000	1,901,768
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/30	1,035,000	1,113,236
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/40	4,300,000	4,576,791
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/41	965,000	995,417
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/45	7,220,000	7,707,206
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/21	685,000	766,083
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/22	1,200,000	1,340,592
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/23	855,000	956,471
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29 (Prerefunded 1/01/19)	815,000	951,056
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/29	90,000	102,680
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39	705,000	810,644
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/39 (Prerefunded 1/01/19)	6,355,000	7,468,968
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/29	1,335,000	1,455,310
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/25	510,000	573,056
Delaware County, PA, Authority College Rev. (Neumann University), 6.125%, 10/01/34	250,000	278,325
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/17	3,520,000	3,821,840
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/18	1,680,000	1,866,194
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/39	325,000	339,729
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/46	180,000	187,214
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/30	330,000	354,545

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/35	$420,000	$443,171
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/49	2,325,000	2,596,746
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/27	580,000	668,920
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/35	210,000	231,441
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/43	7,735,000	8,578,811
Luzerne County, PA, AGM, 6.75%, 11/01/23	1,165,000	1,379,686
Luzerne County, PA, “A”, AGM, 5%, 11/15/29	3,890,000	4,291,215
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/36	4,385,000	4,527,118
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/29 (Put Date 6/01/20)	1,025,000	1,024,518
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/36	8,510,000	9,071,235
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/50	8,275,000	8,297,343
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/50	3,915,000	3,899,066
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/40	1,075,000	1,175,072
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.42%, 8/01/45 (Put Date 11/02/15)	15,000,000	14,999,850
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/26	590,000	674,618
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/30	1,410,000	1,533,685
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/34	14,350,000	15,372,438
Pennsylvania Economic Development Financing Authority, Resource Recovery Rev. (Colver), “G”, 5.125%, 12/01/15	400,000	402,544
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/32	3,415,000	3,784,332

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/42	$2,525,000	$2,611,532
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/30	740,000	794,449
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/41	1,545,000	1,715,614
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/43	5,500,000	6,078,270
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/37	1,065,000	1,137,111
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/42	1,950,000	2,074,098
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/35	470,000	518,711
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/33	2,780,000	2,914,107
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/43	5,820,000	6,131,836
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/33	1,145,000	1,281,438
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/43	1,975,000	2,266,629
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/33	850,000	944,299
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/43	1,670,000	1,875,794
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/34	1,060,000	1,209,333
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/44	3,000,000	3,279,600
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/35	730,000	739,862
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/30	395,000	418,755
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/35	690,000	719,008
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/37	3,000,000	3,054,240

		$173,977,295
Puerto Rico - 1.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/47	$750,000	$686,888

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/29	$80,000	$79,958
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/20	665,000	662,313
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/21	440,000	438,244
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/16	345,000	346,080
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/30	5,670,000	5,542,595
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/27	3,540,000	3,547,823
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/23	555,000	515,922
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/24	2,345,000	2,122,553
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/16	175,000	173,324
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/17	145,000	143,176
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/20	65,000	61,845
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/22	2,165,000	2,062,292
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/24	70,000	66,294
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/30	280,000	244,325
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/18	155,000	149,839
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/19	740,000	710,962
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/22	260,000	257,179
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/27	1,705,000	1,534,261
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/26	4,530,000	4,264,134
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/17	505,000	493,713
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/18	320,000	308,922

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/20	$165,000	$149,043
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/21	570,000	531,799
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/22	645,000	587,627
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/27	1,340,000	1,160,319
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/31	980,000	866,771
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/32	1,330,000	1,124,901
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/36	1,015,000	826,657
Puerto Rico Industrial, Tourist, Educational, Medical, & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/42	1,625,000	1,362,774
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/31	525,000	388,600
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/42	260,000	192,429
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/23	2,745,000	2,620,103
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/24	505,000	478,387
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/27	1,765,000	1,639,544
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/28	1,075,000	990,849

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Infrastructure Financing Authority, Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/18	$500,000	$492,770
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/27	1,470,000	1,470,926
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/28	490,000	490,333
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/40	5,570,000	3,347,459
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/47	14,305,000	1,464,689

		$44,598,622
South Carolina - 1.1%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/37	$1,410,000	$1,413,610
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/48	1,380,000	1,385,699
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/23	4,130,000	4,390,273
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-1”, 4%, 7/01/41	10,320,000	11,224,651
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/39	940,000	1,014,307
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/32	1,499,418	1,487,633
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/47	1,824,792	1,754,282
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	562,212	55,007
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/47	516,379	50,523
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/48	805,000	821,494
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/49	10,000,000	10,809,700
York County, SC, Industrial Rev. (Hoechst Celanese), 5.7%, 1/01/24	130,000	130,326

		$34,537,505
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/34	$1,520,000	$1,667,273
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/44	1,455,000	1,569,989

		$3,237,262

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Tennessee - 2.2%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/45	$2,270,000	$2,465,651
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/40	5,000,000	5,382,400
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/17	1,520,000	1,519,711
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/43	3,000,000	3,077,580
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/38	1,700,000	1,913,265
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/39 (u)	10,000,000	11,294,900
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/39 (u)	10,000,000	11,252,000
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/34	500,000	511,575
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/44	1,000,000	1,016,530
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/49	2,265,000	2,273,992
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/19	12,055,000	13,523,299
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/22	2,105,000	2,416,729
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/24	3,625,000	4,185,026
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/26	250,000	286,678
Tennessee Housing Development Agency Rev., Housing Finance Program, “A”, 3.5%, 7/01/45	6,380,000	6,791,063
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/45	2,000,000	2,173,760

		$70,084,159
Texas - 9.3%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/17	$845,000	$884,124
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/20	830,000	862,569

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/24	$4,640,000	$4,756,325
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/36 (a)(d)	4,650,000	47
Brazoria County, TX, Health Facilities Development Corp., Hospital Rev. (Brazosport Regional Health System), 5.5%, 7/01/42	4,500,000	4,606,245
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/33	4,685,000	4,972,940
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/33	8,455,000	9,443,051
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/33	1,625,000	1,728,220
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/27	3,750,000	3,792,113
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/33	845,000	1,001,655
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/41	695,000	775,439
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/42	3,385,000	3,565,556
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/43	1,850,000	2,190,104
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.25%, 12/01/34	3,520,000	3,376,243
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/40	4,940,000	5,650,866
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/45	1,670,000	1,916,075
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 4.6%, 12/01/49	5,000,000	4,732,600
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/24	490,000	482,454
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/38	4,430,000	4,704,439
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/44	4,370,000	4,795,114
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/45	9,175,000	10,000,200
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/40	3,800,000	4,217,582
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/44	1,860,000	1,942,119
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.031%, 10/01/29 (Put Date 3/01/17)	5,800,000	5,885,550

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/28	$3,260,000	$3,364,190
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/25	2,345,000	2,439,316
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/36 (a)(d)	746,831	7
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/34	4,580,000	1,870,518
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/38	40,280,000	12,570,985
Harris County, TX, 5.625%, 5/01/20	976,414	978,357
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/32	4,535,000	4,980,564
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/43	2,265,000	2,682,258
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/35 (Prerefunded 12/01/18)	2,400,000	2,883,624
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/31	1,425,000	1,586,011
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/32	185,000	204,516
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/33	450,000	496,724
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/41	745,000	215,864
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/46	1,865,000	414,869
Houston, TX, Airport System Rev., “B”, 5%, 7/01/26	1,335,000	1,522,234
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/38	7,680,000	8,868,480
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/29	9,905,000	10,346,466
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/20	3,075,000	3,241,142
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/24	9,305,000	10,027,068
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/30	6,515,000	6,773,971
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/20	7,970,000	8,530,052
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/23	190,000	191,091

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Jefferson County, TX, Housing Finance Corp., Capital Appreciation, NATL, 0%, 9/01/15	$186,436	$185,040
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/39 (Prerefunded 8/15/19)	1,670,000	1,992,243
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/41 (Prerefunded 8/15/19)	4,385,000	5,445,995
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/37 (Prerefunded 2/15/17)	6,400,000	6,879,168
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/37 (Prerefunded 2/15/19)	4,340,000	5,112,433
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/29	2,680,000	3,042,524
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/24	300,000	320,400
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/30	750,000	780,758
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/36	500,000	506,580
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/42	1,750,000	1,782,060
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.6%, 1/01/26 (Put Date 11/02/15)	6,600,000	6,600,000
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/35	1,325,000	1,364,180
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/43	1,420,000	1,446,043
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/49	1,470,000	1,483,098
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/46	1,295,000	1,378,126
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/30	310,000	327,751
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/35	310,000	322,738
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/47	770,000	788,934

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/44	$5,000,000	$5,087,650
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/42	2,355,000	2,496,017
North Texas Tollway Authority Rev., 6%, 1/01/43	1,280,000	1,485,901
Port of Bay, TX, City Authority (Hoechst Celanese Corp.), 6.5%, 5/01/26	2,500,000	2,507,900
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “A”, 6.45%, 11/01/30	430,000	431,342
Red River Authority, TX, Pollution Control Rev. (Celanese Project) “B”, 6.7%, 11/01/30	5,380,000	5,397,915
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/34	1,075,000	1,245,753
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/44	1,970,000	2,295,030
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/49	1,680,000	1,983,425
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “B-2”, 5%, 11/15/19	355,000	355,550
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/27	2,960,000	1,623,027
Royse City, TX, Independent School District, School Building, Capital Appreciation, PSF, 0%, 8/15/29	2,995,000	1,473,660
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/27	4,000,000	4,701,120
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/40	2,955,000	3,444,703
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/36	1,055,000	1,087,410
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/19	750,000	819,030
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.125%, 11/15/29	520,000	564,184
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.125%, 5/15/37	835,000	837,831
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 6.375%, 11/15/44	3,515,000	3,816,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/20	$2,360,000	$2,360,496
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/41	2,750,000	2,830,410
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/35	845,000	847,265
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/45	3,750,000	3,758,438
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 11/15/28	1,000,000	1,002,710
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/44	7,500,000	7,473,825
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/44	660,000	689,568
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/49	450,000	469,836
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/30	2,000,000	2,135,880
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/35	2,000,000	2,101,700
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/30	2,055,000	2,176,964
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/36	3,840,000	3,936,346
Texas Affordable Housing Corp. (Single Family Mortgage), “B”, GNMA, 5.25%, 9/01/39	1,025,000	1,051,394
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/38	1,375,000	1,707,063
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/43	1,105,000	1,339,426
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/36	4,605,000	1,792,266
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/30	3,940,000	4,565,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Texas - continued
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/40	$3,560,000	$4,092,006
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Querencia Barton Creek), 5.5%, 11/15/25	1,440,000	1,446,653

		$297,659,058
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/37	$4,090,000	$4,603,500
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/39	1,500,000	1,636,230

		$6,239,730
Utah - 0.6%
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/35	$3,710,000	$4,231,478
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/35 (Prerefunded 7/15/18)	3,995,000	4,771,388
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/37	2,405,000	2,412,191
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/38	6,070,000	6,205,665

		$17,620,722
Vermont - 0.4%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/22	$3,785,000	$4,217,777
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/24	110,000	125,107
Burlington, VT, Airport Rev., “A”, 4%, 7/01/28	4,645,000	4,677,608
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/30	190,000	210,435
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/36 (Put Date 4/02/18)	3,275,000	3,320,588

		$12,551,515
Virginia - 1.1%
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/35	$1,685,000	$1,820,137
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/43	4,785,000	4,962,093
Giles County, VA, Industrial Development Authority Rev. (Celanese Corp.), 6.45%, 5/01/26	1,000,000	1,003,120

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Virginia - continued
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/48 (a)(d)	$981,912	$44,186
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/46	995,000	942,922
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/46	2,390,000	2,398,198
Prince William County, VA, Cherry Hill Community Development Auhority Rev. (Potomac Shores Project), 5.4%, 3/01/45	1,780,000	1,806,113
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/30	2,810,000	2,938,080
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/35	2,590,000	2,660,422
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/37	6,065,000	6,927,079
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/42	9,705,000	10,497,510
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/19 (a)(d)	769,496	8
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/19 (a)(d)	6,569,571	66
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/44	605,000	660,963

		$36,660,897
Washington - 1.4%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/30	$4,000,000	$4,161,120
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/30	2,750,000	2,776,978
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/32	2,205,000	2,348,788
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor and Conifer South Projects), GNMA, 5%, 5/20/25	355,000	355,611
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor and Conifer South Projects), GNMA, 5.05%, 11/20/37	355,000	355,614
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/29 (Prerefunded 7/01/19)	1,550,000	1,878,151
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/39 (Prerefunded 7/01/19)	3,665,000	4,475,881
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/36 (Prerefunded 8/01/18)	5,670,000	6,534,505

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Washington - continued
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/42	$5,075,000	$5,489,983
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/37	1,000,000	1,071,010
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/34	2,435,000	2,648,403
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/45	1,570,000	1,593,393
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/50	1,480,000	1,480,918
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/24	1,095,000	1,096,413
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/22	2,100,000	2,102,205
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/21	3,020,000	3,062,552
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/20	4,095,000	4,096,843

		$45,528,368
West Virginia - 0.4%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/28	$1,285,000	$1,463,191
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/29	515,000	578,324
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/30	1,005,000	1,123,218
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/34	865,000	886,340
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/28	1,000,000	1,120,230
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/38	3,450,000	3,594,417
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/44	605,000	657,314
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/27	2,100,000	2,365,860

		$11,788,894
Wisconsin - 2.3%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/28	$3,165,000	$3,386,297
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/25 (Put Date 8/15/17)	2,115,000	2,119,568

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/35	$710,000	$785,189
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/39	1,435,000	1,578,974
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/31 (Prerefunded 5/01/21)	1,855,000	2,252,452
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/41 (Prerefunded 5/01/21)	1,405,000	1,744,490
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/43	4,870,000	4,856,656
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/38	5,110,000	5,220,018
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/29	485,000	561,271
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/39	1,960,000	2,287,398
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/34	4,155,000	4,252,435
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 4.95%, 3/01/30	1,025,000	1,028,065
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 5.25%, 3/01/35	1,005,000	1,002,518
Wisconsin Public Finance Authority Education Rev. (Pine Lake Prepatory), 5.5%, 3/01/45	2,770,000	2,765,845
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/20	775,000	801,032
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/25	520,000	549,510
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/30	895,000	906,044
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/38	1,185,000	1,172,155
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/35	2,805,000	2,785,169
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/29	1,905,000	1,947,596
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/34	1,730,000	1,805,272
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/44	1,685,000	1,778,484
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/49	1,975,000	2,120,202
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “B-3”, 3.75%, 11/15/19	1,160,000	1,164,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/47	$2,480,000	$2,532,055
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/22	1,425,000	1,529,453
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/28	3,815,000	4,138,894
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/42	17,610,000	18,212,262

		$75,284,234
Total Municipal Bonds (Identified Cost, $2,976,109,193)		$3,124,430,987

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	105,433,052	$105,433,052
Total Investments (Identified Cost, $3,081,542,245)		$3,229,864,039

Other Assets, Less Liabilities - (0.8)%		(24,163,373)
Net Assets - 100.0%		$3,205,700,666

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $32,516,953 representing 1.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Portfolio of Investments (unaudited) – continued

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SYNCORA	Syncora Guarantee Inc.

Derivative Contracts at 7/31/15

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Treasury Bond 30 yr (Short)	USD	140	$21,831,250	September - 2015	$(713,896)

At July 31, 2015, the fund had cash collateral of $476,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $2,976,109,193)	$3,124,430,987
Underlying affiliated funds, at cost and value	105,433,052
Total investments, at value (identified cost, $3,081,542,245)	$3,229,864,039
Cash	1,227
Deposits with brokers	476,000
Receivables for
Investments sold	31,252,125
Fund shares sold	6,292,438
Interest	37,163,947
Other assets	5,360
Total assets	$3,305,055,136
Liabilities
Payables for
Distributions	$1,630,489
Daily variation margin on open futures contracts	109,375
Investments purchased	51,297,973
Interest expense and fees	61,687
Fund shares reacquired	6,346,489
Payable to the holders of the floating rate certificates from trust assets	38,657,864
Payable to affiliates
Investment adviser	35,918
Shareholder servicing costs	1,091,689
Distribution and service fees	15,904
Payable for independent Trustees’ compensation	10,489
Accrued expenses and other liabilities	96,593
Total liabilities	$99,354,470
Net assets	$3,205,700,666
Net assets consist of
Paid-in capital	$3,178,212,581
Unrealized appreciation (depreciation) on investments	147,607,898
Accumulated net realized gain (loss) on investments	(133,070,340)
Undistributed net investment income	12,950,527
Net assets	$3,205,700,666
Shares of beneficial interest outstanding	397,456,761

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,826,092,422	226,367,956	$8.07
Class B	30,177,831	3,737,309	8.07
Class C	256,234,306	31,732,370	8.07
Class I	1,093,196,107	135,619,126	8.06

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $8.43 [100 / 95.75 x $8.07]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$78,627,561
Dividends from underlying affiliated funds	52,031
Total investment income	$78,679,592
Expenses
Management fee	$8,326,407
Distribution and service fees	1,422,064
Shareholder servicing costs	1,330,142
Administrative services fee	240,132
Independent Trustees’ compensation	29,533
Custodian fee	114,554
Shareholder communications	58,839
Audit and tax fees	30,684
Legal fees	12,203
Interest expense and fees	175,732
Miscellaneous	148,152
Total expenses	$11,888,442
Fees paid indirectly	(19)
Reduction of expenses by investment adviser	(417,672)
Net expenses	$11,470,751
Net investment income	$67,208,841
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$(1,743,614)
Change in unrealized appreciation (depreciation)
Investments	$(84,691,040)
Futures contracts	(713,896)
Net unrealized gain (loss) on investments	$(85,404,936)
Net realized and unrealized gain (loss) on investments	$(87,148,550)
Change in net assets from operations	$(19,939,709)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 7/31/15	Year ended 1/31/15
Change in net assets	(unaudited)
From operations
Net investment income	$67,208,841	$118,076,918
Net realized gain (loss) on investments	(1,743,614)	(2,864,708)
Net unrealized gain (loss) on investments	(85,404,936)	209,385,873
Change in net assets from operations	$(19,939,709)	$324,598,083
Distributions declared to shareholders
From net investment income	$(64,250,612)	$(111,076,945)
Change in net assets from fund share transactions	$385,904,149	$602,075,864
Total change in net assets	$301,713,828	$815,597,002
Net assets
At beginning of period	2,903,986,838	2,088,389,836
At end of period (including undistributed net investment income of $12,950,527 and $9,992,298, respectively)	$3,205,700,666	$2,903,986,838

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class A			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.29		$7.61	$8.34	$7.89	$7.13	$7.39
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.39	$0.40	$0.39	$0.41	$0.43
Net realized and unrealized gain (loss) on investments	(0.22)		0.65	(0.74)	0.44	0.75	(0.27)
Total from investment operations	$(0.04)		$1.04	$(0.34)	$0.83	$1.16	$0.16
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.39)	$(0.38)	$(0.40)	$(0.42)
Net asset value, end of period (x)	$8.07		$8.29	$7.61	$8.34	$7.89	$7.13
Total return (%) (r)(s)(t)(x)	(0.54	)(n)	14.01	(4.05)	10.72	16.83	2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.71	0.72	0.72	0.71	0.72
Expenses after expense reductions (f)	0.67	(a)	0.68	0.69	0.70	0.70	0.70
Net investment income	4.52	(a)	4.85	5.03	4.83	5.49	5.68
Portfolio turnover	12	(n)	12	18	18	21	20
Net assets at end of period (000 omitted)	$1,826,092		$1,583,324	$1,445,607	$2,161,677	$1,858,416	$1,463,867
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.65	(a)	0.67	0.67	0.67	0.67	0.67

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class B			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.30		$7.61	$8.35	$7.90	$7.13	$7.40
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.33	$0.33	$0.33	$0.35	$0.37
Net realized and unrealized gain (loss) on investments	(0.24)		0.66	(0.74)	0.43	0.76	(0.28)
Total from investment operations	$(0.09)		$0.99	$(0.41)	$0.76	$1.11	$0.09
Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.33)	$(0.31)	$(0.34)	$(0.36)
Net asset value, end of period (x)	$8.07		$8.30	$7.61	$8.35	$7.90	$7.13
Total return (%) (r)(s)(t)(x)	(1.04	)(n)	13.27	(4.92)	9.82	16.06	1.10
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.71	1.72	1.71	1.71	1.64
Expenses after expense reductions (f)	1.45	(a)	1.45	1.48	1.51	1.49	1.49
Net investment income	3.77	(a)	4.08	4.25	4.02	4.74	4.89
Portfolio turnover	12	(n)	12	18	18	21	20
Net assets at end of period (000 omitted)	$30,178		$33,622	$34,969	$52,886	$47,927	$50,750
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.43	(a)	1.44	1.46	1.48	1.46	1.46

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class C			2015	2014	2013	2012	2011

Net asset value, beginning of period	$8.30		$7.61	$8.35	$7.90	$7.13	$7.40
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.31	$0.32	$0.31	$0.33	$0.35
Net realized and unrealized gain (loss) on investments	(0.24)		0.66	(0.75)	0.44	0.77	(0.27)
Total from investment operations	$(0.10)		$0.97	$(0.43)	$0.75	$1.10	$0.08
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.31)	$(0.30)	$(0.33)	$(0.35)
Net asset value, end of period (x)	$8.07		$8.30	$7.61	$8.35	$7.90	$7.13
Total return (%) (r)(s)(t)(x)	(1.15	)(n)	13.01	(5.12)	9.61	15.82	0.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.69	(a)	1.71	1.72	1.71	1.71	1.72
Expenses after expense reductions (f)	1.67	(a)	1.68	1.69	1.70	1.70	1.70
Net investment income	3.54	(a)	3.84	4.05	3.82	4.51	4.68
Portfolio turnover	12	(n)	12	18	18	21	20
Net assets at end of period (000 omitted)	$256,234		$254,973	$221,393	$299,381	$236,487	$209,064
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	1.65	(a)	1.66	1.67	1.67	1.67	1.67
See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 7/31/15 (unaudited)		Years ended 1/31
Class I			2015	2014	2013	2012 (i)

Net asset value, beginning of period	$8.29		$7.60	$8.34	$7.89	$7.28
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.38	$0.40	$0.39	$0.26
Net realized and unrealized gain (loss) on investments	(0.23)		0.67	(0.75)	0.44	0.61
Total from investment operations	$(0.05)		$1.05	$(0.35)	$0.83	$0.87
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.36)	$(0.39)	$(0.38)	$(0.26)
Net asset value, end of period (x)	$8.06		$8.29	$7.60	$8.34	$7.89
Total return (%) (r)(s)(x)	(0.66	)(n)	14.14	(4.18)	10.71	12.22(n	)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	(a)	0.71	0.72	0.72	0.72	(a)
Expenses after expense reductions (f)	0.67	(a)	0.68	0.69	0.70	0.69	(a)
Net investment income	4.54	(a)	4.78	5.04	4.82	5.03	(a)
Portfolio turnover	12	(n)	12	18	18	21
Net assets at end of period (000 omitted)	$1,093,196		$1,032,069	$386,421	$445,195	$145,622
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions and excluding interest expense and fees (f)(l)	0.66	(a)	0.66	0.67	0.67	0.67	(a)

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For Class I, the period is from inception, June 1, 2011, through the stated period end.
(l)	Interest expense and fees relate to payments made to the holders of the floating rate certificates from trust assets.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Municipal High Income Fund (the fund) is a diversified series of MFS Series Trust III which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in municipal instruments. The value of municipal instruments can be affected by changes in their actual or perceived credit quality. The credit quality of municipal instruments can be affected by, among other things, the financial condition of the issuer or guarantor, the issuer’s future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the instrument is issued and the liquidity of the security. Municipal instruments generally trade in the over-the-counter market. Municipal instruments backed by current and anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal instrument has not complied with the applicable tax requirements, interest from the security could become taxable, the security could decline in value, and distributions made by the fund could be taxable to shareholders. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects

Notes to Financial Statements (unaudited) – continued

that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

Notes to Financial Statements (unaudited) – continued

in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$3,124,430,987	$—	$3,124,430,987
Mutual Funds	105,433,052	—	—	105,433,052
Total Investments	$105,433,052	$3,124,430,987	$—	$3,229,864,039

Other Financial Instruments
Futures Contracts	$(713,896)	$—	$—	$(713,896)

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(713,896)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

There is no realized gain (loss) from derivative transactions during the period.

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(713,896)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Inverse Floaters – The fund invests in municipal inverse floating rate securities which are structured by the issuer (known as primary market inverse floating rate securities) or by an investment banker utilizing municipal bonds which have already been issued (known as secondary market inverse floating rate securities) to have variable rates of interest which typically move in the opposite direction of short term interest rates. A secondary market inverse floating rate security is created when an investment banker transfers a fixed rate municipal bond to a special purpose trust, and causes the trust to (a) issue floating rate certificates to third parties, in an amount equal to a fraction of the par amount of the deposited bonds (these certificates usually pay tax-exempt interest at short-term interest rates that typically reset weekly; and the certificate holders typically, on seven days notice, have the option to tender their certificates to the investment banker or another party for redemption at par plus accrued interest), and (b) issue inverse floating rate certificates (sometimes referred to as “inverse floaters”). If the holders of the inverse floaters transfer the municipal bonds to an investment banker for the purpose of depositing the municipal bonds into the special purpose trust, the inverse floating rate certificates that are issued by the trust are referred to as “self-deposited inverse floaters.” If the bonds held by the trust are purchased by the investment banker for deposit into the trust from someone other than the purchasers of the inverse floaters, the inverse floating rate certificates that are issued by the trust are referred to as “externally deposited inverse floaters.” Such self-deposited inverse floaters held by the fund are accounted for as secured borrowings, with the municipal bonds reflected in the investments of the fund and amounts owed to the holders of the floating rate certificates under the provisions of the trust, which amounts are paid solely from the assets of the trust, reflected as liabilities of the fund in the Statement of Assets and Liabilities under the caption, “Payable to the holders of the floating rate certificates from trust assets”. The carrying value of the fund’s payable to the holders of the floating rate certificates from trust

Notes to Financial Statements (unaudited) – continued

assets as reported in the fund’s Statement of Assets and Liabilities approximates its fair value. The value of the payable to the holders of the floating rate certificates from trust assets as of the reporting date is considered level 2 under the fair value hierarchy disclosure. At July 31, 2015, the fund’s payable to the holders of the floating rate certificates from trust assets was $38,657,864 and the interest rate on the floating rate certificates issued by the trust was 0.04% . For the six months ended July 31, 2015, the average payable to the holders of the floating rate certificates from trust assets was $52,179,863 at a weighted average interest rate of 0.07%. Interest expense and fees relate to interest payments made to the holders of certain floating rate certificates and associated fees, both of which are made from trust assets. Interest expense and fees are recorded as incurred. For the six months ended July 31, 2015, interest expense and fees related to self-deposited inverse floaters amounted to $175,732 and is included in “Interest expense and fees” in the Statement of Operations. Primary and externally deposited inverse floaters held by the fund are not accounted for as secured borrowings.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of

Notes to Financial Statements (unaudited) – continued

reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable and tax-exempt income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and defaulted bonds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/15
Ordinary income (including any short-term capital gains)	$1,434,566
Tax-exempt income	109,642,379
Total distributions	$111,076,945

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/15
Cost of investments	$3,027,960,465
Gross appreciation	200,808,971
Gross depreciation	(37,563,261)
Net unrealized appreciation (depreciation)	$163,245,710

As of 1/31/15
Undistributed ordinary income	757,135
Undistributed tax-exempt income	21,633,952
Capital loss carryforwards	(143,550,793)
Other temporary differences	(12,398,789)
Net unrealized appreciation (depreciation)	245,236,901

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after January 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of January 31, 2015, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
1/31/17	$(18,935,036)
1/31/18	(28,497,487)
1/31/19	(16,085,714)
Total	$(63,518,237)

Post-enactment losses which are characterized as follows:
Short-Term	$(18,697,970)
Long-Term	(61,334,586)
Total	$(80,032,556)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert

Notes to Financial Statements (unaudited) – continued

to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 7/31/15	Year ended 1/31/15
Class A	$36,778,764	$68,292,682
Class B	563,820	1,294,498
Class C	4,224,870	8,380,411
Class I	22,683,158	33,109,354
Total	$64,250,612	$111,076,945

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.50% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2017. For the six months ended July 31, 2015, this management fee reduction amounted to $137,088, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended July 31, 2015, this management fee reduction amounted to $101,945, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.53% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses (such as interest expenses and fees associated with investments in inverse floating rate instruments), such that fund operating expenses do not exceed 0.12% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2017. For the six months ended July 31, 2015, this reduction amounted to $143,246, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $77,544 for the six months ended July 31, 2015, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) – continued

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class B	0.75%	0.25%	1.00%	0.78%	$157,824
Class C	0.75%	0.25%	1.00%	1.00%	1,264,240
Total Distribution and Service Fees					$1,422,064

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended July 31, 2015 based on each class’s average daily net assets. For one year from the date of sale of Class B shares, assets attributable to such Class B shares are subject to the 0.25% annual Class B service fee. On assets attributable to all other Class B shares, MFD has agreed in writing to waive the service fee. This agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until May 31, 2016. For the six months ended July 31, 2015, this waiver amounted to $35,067 which is included in the reduction of total expenses in the Statement of Operations. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended July 31, 2015, this rebate amounted to $326 for Class C shares which is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended July 31, 2015, were as follows:

Amount
Class A	$5,224
Class B	21,243
Class C	7,888

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended July 31, 2015, the fee was $85,518, which equated to 0.0056% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs

Notes to Financial Statements (unaudited) – continued

which may be paid to affiliated and unaffiliated service providers. For the six months ended July 31, 2015, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,244,624.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.0159% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB plan for then-current independent Trustees who continued were credited to an unfunded retirement deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB plan resulted in a pension expense of $1,417 is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended July 31, 2015. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $10,487 at July 31, 2015, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2015, the fee paid by the fund under this agreement was $3,552 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $672,227,101 and $357,226,005, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/15		Year ended 1/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	47,848,671	$390,956,359	40,473,485	$322,376,840
Class B	142,266	1,156,315	414,499	3,300,718
Class C	2,660,191	21,664,229	5,587,973	44,672,670
Class I	26,488,945	215,309,253	92,690,200	736,618,572
	77,140,073	$629,086,156	139,166,157	$1,106,968,800

Shares issued to shareholders in reinvestment of distributions
Class A	4,168,876	$33,859,244	7,675,250	$61,221,837
Class B	57,620	468,424	132,594	1,057,981
Class C	406,749	3,306,542	791,805	6,325,389
Class I	2,098,303	17,030,952	3,039,284	24,362,211
	6,731,548	$54,665,162	11,638,933	$92,967,418

Shares reacquired
Class A	(16,595,623)	$(134,703,747)	(47,280,505)	$(374,787,539)
Class B	(513,200)	(4,168,458)	(1,089,824)	(8,648,821)
Class C	(2,051,612)	(16,673,615)	(4,742,412)	(37,720,457)
Class I	(17,521,281)	(142,301,349)	(22,021,899)	(176,703,537)
	(36,681,716)	$(297,847,169)	(75,134,640)	$(597,860,354)

Net change
Class A	35,421,924	$290,111,856	868,230	$8,811,138
Class B	(313,314)	(2,543,719)	(542,731)	(4,290,122)
Class C	1,015,328	8,297,156	1,637,366	13,277,602
Class I	11,065,967	90,038,856	73,707,585	584,277,246
	47,189,905	$385,904,149	75,670,450	$602,075,864

Notes to Financial Statements (unaudited) – continued

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2015, the fund’s commitment fee and interest expense were $4,611 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	89,848,064	497,808,432	(482,223,444)	105,433,052

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$52,031	$105,433,052

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2014, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for each of the one- and five-year periods ended December 31, 2014 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year),

Board Review of Investment Advisory Agreement – continued

the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to any comparable accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional and other accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional and other accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that MFS has agreed in writing to reduce its advisory fee rate on the Fund’s average daily net assets over $2.5 billion, which may not be changed without the Trustees’ approval. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoint and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates

Board Review of Investment Advisory Agreement – continued

under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

July 31, 2015

MFS® HIGH YIELD

POOLED PORTFOLIO

HYP-SEM

MFS® HIGH YIELD POOLED PORTFOLIO

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

The U.S. economy picked up steam after another difficult winter held back domestic consumption. Although the labor and housing markets have rebounded, a stronger U.S. dollar and weak overseas demand are weighing on corporate earnings.

In Europe, concerns about a new Greek bailout package weighed on investor confidence. However, the European Central Bank’s quantitative easing program has laid the foundation for economic recovery throughout the eurozone.

China’s equity markets have struggled in recent months, and as concerns mount over a weakening Chinese economy, global market volatility is on the rise.

The world’s financial markets have become increasingly complex in recent years. Now, more than ever, it is important to understand companies on a global basis. At MFS®, we believe our integrated research platform, collaborative culture, active risk management process and long-term focus give us a research advantage.

As investors, we aim to add long-term value. We believe this approach will serve you well as you work with your financial advisor to reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

September 16, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	6.3%
Cable TV	5.9%
Medical & Health Technology & Services	5.7%
Midstream	5.6%
Telecommunications-Wireless	4.5%

Composition including fixed income credit quality (a)(i)
BBB	2.3%
BB	38.1%
B	45.5%
CCC	11.0%
Not Rated	(0.8)%
Non-Fixed Income	0.9%
Cash & Other	3.0%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.

2

Portfolio Composition – continued

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and the Notes to Financial Statements for additional information related to certain risks associated with assets included in “Other”.

Percentages are based on net assets as of 7/31/15.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

February 1, 2015 through July 31, 2015

As a shareholder of the fund, you incur ongoing costs, including fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2015 through July 31, 2015.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 2/01/15	Ending Account Value 7/31/15	Expenses Paid During Period (p) 2/01/15-7/31/15
Actual	0.02%	$1,000.00	$1,017.13	$0.10
Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10

(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

4

PORTFOLIO OF INVESTMENTS

7/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.1%
Issuer	Shares/Par	Value ($)
Aerospace - 2.1%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$6,219,998	$6,624,273
Bombardier, Inc., 7.75%, 3/15/20 (n)	1,115,000	1,034,163
Bombardier, Inc., 6.125%, 1/15/23 (n)	4,160,000	3,369,600
Bombardier, Inc., 7.5%, 3/15/25 (n)	3,245,000	2,685,238
CPI International, Inc., 8.75%, 2/15/18	5,380,000	5,487,600
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	5,380,000	5,696,075
TransDigm, Inc., 6%, 7/15/22	875,000	872,813
TransDigm, Inc., 6.5%, 7/15/24	3,605,000	3,623,025

		$29,392,787
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	$2,250,000	$2,348,438
PVH Corp., 4.5%, 12/15/22	3,740,000	3,768,050

		$6,116,488
Automotive - 2.4%
Accuride Corp., 9.5%, 8/01/18	$6,190,000	$6,313,800
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	7,780,000	8,237,075
Goodyear Tire & Rubber Co., 7%, 5/15/22	1,110,000	1,208,513
Lear Corp., 4.75%, 1/15/23	4,230,000	4,198,275
Lear Corp., 5.25%, 1/15/25	3,145,000	3,121,413
Schaeffler Finance B.V., 6.875%, 8/15/18 (n)(p)	2,905,000	3,006,675
Schaeffler Finance B.V., 4.75%, 5/15/21 (n)	2,175,000	2,180,438
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	2,525,000	2,667,031
ZF North America Capital, Inc., 4.5%, 4/29/22 (n)	3,825,000	3,767,625

		$34,700,845
Broadcasting - 2.3%
AMC Networks, Inc., 7.75%, 7/15/21	$4,715,000	$5,092,200
Clear Channel Communications, Inc., 9%, 3/01/21	4,438,000	4,016,390
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	745,000	765,488
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	3,490,000	3,638,325
Liberty Media Corp., 8.5%, 7/15/29	2,790,000	3,027,150
Liberty Media Corp., 8.25%, 2/01/30	1,215,000	1,287,900
Netflix, Inc., 5.375%, 2/01/21	3,335,000	3,476,738
Netflix, Inc., 5.875%, 2/15/25 (n)	2,335,000	2,451,750
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	5,005,000	5,305,300
Tribune Media Co., 5.875%, 7/15/22 (n)	3,355,000	3,464,038

		$32,525,279

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.3%
E*Trade Financial Corp., 4.625%, 9/15/23	$3,820,000	$3,800,900

Building - 3.1%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$7,140,000	$7,300,650
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	2,895,000	2,901,948
Building Materials Holding Corp., 6.75%, 5/01/21 (n)	5,145,000	5,402,250
Gibraltar Industries, Inc., 6.25%, 2/01/21	4,675,000	4,791,875
HD Supply, Inc., 7.5%, 7/15/20	5,785,000	6,175,488
Headwaters, Inc., 7.25%, 1/15/19	3,040,000	3,146,400
Nortek, Inc., 8.5%, 4/15/21	4,800,000	5,136,000
PriSo Acquisition Corp., 9%, 5/15/23 (n)	3,455,000	3,385,900
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)	5,117,000	5,526,360

		$43,766,871
Business Services - 1.3%
Equinix, Inc., 4.875%, 4/01/20	$3,450,000	$3,536,250
Equinix, Inc., 5.375%, 1/01/22	2,265,000	2,298,975
Equinix, Inc., 5.375%, 4/01/23	1,640,000	1,656,236
Iron Mountain, Inc., 8.375%, 8/15/21	369,000	379,886
Iron Mountain, Inc., REIT, 6%, 8/15/23	5,400,000	5,616,000
NeuStar, Inc., 4.5%, 1/15/23	5,390,000	4,581,500

		$18,068,847
Cable TV - 5.7%
Altice Financing S.A., 6.625%, 2/15/23 (n)	$6,955,000	$7,163,650
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/20	705,000	745,683
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21	7,010,000	7,329,831
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/23 (n)	3,385,000	3,351,150
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	5,925,000	6,032,391
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/25 (n)	1,325,000	1,305,125
Cequel Communications Holdings, 6.375%, 9/15/20 (n)	5,575,000	5,616,813
DISH DBS Corp., 6.75%, 6/01/21	3,960,000	4,187,700
DISH DBS Corp., 5%, 3/15/23	2,750,000	2,574,688
DISH DBS Corp., 5.875%, 11/15/24	1,190,000	1,154,300
Intelsat Jackson Holdings Ltd., 7.25%, 4/01/19	1,220,000	1,209,325
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22	4,565,000	4,165,563
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23	5,045,000	4,578,338
Intelsat Luxembourg S.A., 8.125%, 6/01/23	5,835,000	4,638,825
LGE Holdco VI B.V., 7.125%, 5/15/24 (n)	1,895,000	2,300,332
Lynx I Corp., 5.375%, 4/15/21 (n)	1,251,000	1,286,966
Lynx II Corp., 6.375%, 4/15/23 (n)	2,030,000	2,121,350

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Cable TV - continued
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)	$860,000	$856,775
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)	395,000	414,750
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)	2,495,000	2,401,438
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)	2,740,000	2,856,450
SIRIUS XM Radio, Inc., 5.375%, 4/15/25 (n)	2,570,000	2,563,575
Unitymedia Hessen, 5.5%, 1/15/23 (n)	4,480,000	4,564,000
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)	2,960,000	3,056,200
Virgin Media Finance PLC, 5.75%, 1/15/25 (n)	355,000	356,065
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (n)	3,860,000	3,724,900
Ziggo Bond Finance B.V., 5.875%, 1/15/25 (n)	330,000	324,638

		$80,880,821
Chemicals - 2.3%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21	$1,659,000	$1,758,540
Celanese U.S. Holdings LLC, 4.625%, 11/15/22	277,000	272,153
Evolution Escrow Issuer Co., 7.5%, 3/15/22 (n)	5,010,000	4,108,200
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/21 (n)	3,210,000	3,418,650
Hexion U.S. Finance Corp., 6.625%, 4/15/20	2,895,000	2,652,544
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18	3,535,000	3,075,450
Huntsman International LLC, 8.625%, 3/15/21	1,334,000	1,398,699
INEOS Group Holdings S.A., 6.125%, 8/15/18 (n)	3,590,000	3,652,825
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)	1,355,000	1,366,856
Tronox Finance LLC, 6.375%, 8/15/20	7,160,000	5,871,200
W.R. Grace & Co., 5.125%, 10/01/21 (n)	5,590,000	5,645,900

		$33,221,017
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/19	$1,150,000	$1,009,125
VeriSign, Inc., 4.625%, 5/01/23	5,340,000	5,166,450

		$6,175,575
Computer Software - Systems - 0.7%
CDW LLC/CDW Finance Corp., 6%, 8/15/22	$1,710,000	$1,786,950
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	2,640,000	2,653,200
Sabre GLBL, Inc., 5.375%, 4/15/23 (n)	5,730,000	5,701,350

		$10,141,500
Conglomerates - 2.4%
Amsted Industries Co., 5%, 3/15/22 (n)	$6,730,000	$6,713,175
ATS Automation Tooling Systems, Inc., 6.5%, 6/15/23 (n)	1,640,000	1,664,600
BC Mountain LLC, 7%, 2/01/21 (n)	4,590,000	4,108,050
EnerSys, 5%, 4/30/23 (n)	6,470,000	6,324,425
Enpro Industries, Inc., 5.875%, 9/15/22	5,560,000	5,615,600

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
Entegris, Inc., 6%, 4/01/22 (n)	$4,685,000	$4,802,125
Renaissance Acquisition, 6.875%, 8/15/21 (n)	5,775,000	5,125,313

		$34,353,288
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	$1,723,000	$1,085,490
Empresas ICA Sociedad Controladora S.A. de C.V., 8.9%, 2/04/21	2,120,000	1,568,800

		$2,654,290
Consumer Products - 0.9%
Prestige Brands, Inc., 8.125%, 2/01/20	$2,165,000	$2,305,725
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	2,585,000	2,610,850
Spectrum Brands, Inc., 6.375%, 11/15/20	3,940,000	4,196,100
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	1,065,000	1,106,514
Spectrum Brands, Inc., 5.75%, 7/15/25 (n)	2,185,000	2,250,113

		$12,469,302
Consumer Services - 2.3%
ADT Corp., 6.25%, 10/15/21	$7,050,000	$7,473,000
ADT Corp., 4.125%, 6/15/23	1,360,000	1,271,600
CEB, Inc., 5.625%, 6/15/23 (n)	4,055,000	4,065,138
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,045,000	1,912,075
Garda World Security Corp., 7.25%, 11/15/21 (n)	2,330,000	2,178,550
Interval Acquisition Corp., 5.625%, 4/15/23 (n)	6,160,000	6,190,800
Monitronics International, Inc., 9.125%, 4/01/20	4,800,000	4,656,000
Service Corp. International, 7%, 6/15/17	1,610,000	1,738,800
Service Corp. International, 5.375%, 5/15/24	2,985,000	3,164,100

		$32,650,063
Containers - 3.5%
Ardagh Packaging Finance PLC, 7%, 11/15/20 (n)	$317,647	$320,824
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	4,880,000	5,117,900
Ball Corp., 5%, 3/15/22	4,680,000	4,794,360
Berry Plastics Group, Inc., 5.5%, 5/15/22	6,035,000	6,095,350
Crown American LLC, 4.5%, 1/15/23	6,883,000	6,676,510
Multi-Color Corp., 6.125%, 12/01/22 (n)	4,950,000	5,049,000
Reynolds Group, 9.875%, 8/15/19	598,000	629,021
Reynolds Group, 5.75%, 10/15/20	2,550,000	2,639,250
Reynolds Group, 8.25%, 2/15/21	5,325,000	5,524,688
Sealed Air Corp., 4.875%, 12/01/22 (n)	4,940,000	4,958,525
Sealed Air Corp., 5.125%, 12/01/24 (n)	2,215,000	2,242,688
Signode Industrial Group, 6.375%, 5/01/22 (n)	5,790,000	5,659,725

		$49,707,841

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Electrical Equipment - 0.1%
Avaya, Inc., 10.5%, 3/01/21 (n)	$2,350,000	$1,909,375

Electronics - 1.7%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$3,655,000	$2,659,013
Advanced Micro Devices, Inc., 7.5%, 8/15/22	1,680,000	1,159,200
Advanced Micro Devices, Inc., 7%, 7/01/24	2,250,000	1,496,250
Micron Technology, Inc., 5.875%, 2/15/22	3,230,000	3,294,600
Micron Technology, Inc., 5.5%, 2/01/25 (n)	3,515,000	3,405,156
NXP B.V., 5.75%, 2/15/21 (n)	1,645,000	1,715,932
NXP B.V., 5.75%, 3/15/23 (n)	5,390,000	5,578,650
Sensata Technologies B.V., 5.625%, 11/01/24 (n)	2,220,000	2,289,375
Sensata Technologies B.V., 5%, 10/01/25 (n)	2,270,000	2,224,600

		$23,822,776
Energy - Independent - 6.0%
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	$2,010,000	$1,180,875
Baytex Energy Corp., 5.625%, 6/01/24 (n)	3,880,000	3,336,800
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	4,265,000	3,689,225
Chaparral Energy, Inc., 7.625%, 11/15/22	5,970,000	3,492,450
Chesapeake Energy Corp., 5.75%, 3/15/23	6,545,000	5,530,525
Concho Resources, Inc., 6.5%, 1/15/22	3,440,000	3,556,100
Concho Resources, Inc., 5.5%, 4/01/23	5,430,000	5,430,000
EP Energy LLC, 9.375%, 5/01/20	4,725,000	4,878,563
EP Energy LLC, 7.75%, 9/01/22	5,050,000	5,037,375
Halcon Resources Corp., 8.875%, 5/15/21	5,475,000	2,847,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,670,000	1,642,050
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	5,394,000	3,155,490
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	2,320,000	1,334,000
MEG Energy Corp., 6.5%, 3/15/21 (n)	3,010,000	2,812,845
MEG Energy Corp., 7%, 3/31/24 (n)	1,420,000	1,302,850
Noble Energy, Inc., 5.625%, 5/01/21	5,290,000	5,606,294
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	3,857,000	3,606,295
Oasis Petroleum, Inc., 6.875%, 3/15/22	3,470,000	3,192,400
QEP Resources, Inc., 5.25%, 5/01/23	6,955,000	6,433,375
RSP Permian, Inc., 6.625%, 10/01/22 (n)	5,105,000	5,143,288
Sanchez Energy Corp., 6.125%, 1/15/23	5,145,000	4,167,450
SM Energy Co., 6.5%, 11/15/21	4,550,000	4,561,375
SM Energy Co., 6.125%, 11/15/22	3,620,000	3,565,700

		$85,502,325
Entertainment - 2.1%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$4,465,000	$4,811,038
Carmike Cinemas, Inc., 6%, 6/15/23 (n)	2,180,000	2,223,600
Cedar Fair LP, 5.25%, 3/15/21	5,965,000	6,180,933

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Entertainment - continued
Cedar Fair LP, 5.375%, 6/01/24	$1,420,000	$1,452,206
Cinemark USA, Inc., 5.125%, 12/15/22	2,445,000	2,457,225
Cinemark USA, Inc., 4.875%, 6/01/23	3,010,000	2,961,088
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	4,105,000	4,248,675
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	4,915,000	5,062,450

		$29,397,215
Financial Institutions - 5.7%
Aircastle Ltd., 4.625%, 12/15/18	$3,340,000	$3,485,708
Aircastle Ltd., 5.125%, 3/15/21	2,295,000	2,363,850
Aircastle Ltd., 5.5%, 2/15/22	2,620,000	2,731,350
Aviation Capital Group, 4.625%, 1/31/18 (n)	3,015,000	3,122,271
Aviation Capital Group, 6.75%, 4/06/21 (n)	3,505,000	3,987,772
CIT Group, Inc., 5.25%, 3/15/18	3,835,000	3,978,813
CIT Group, Inc., 6.625%, 4/01/18 (n)	4,776,000	5,146,140
CIT Group, Inc., 5.5%, 2/15/19 (n)	5,607,000	5,929,403
CIT Group, Inc., 5%, 8/15/22	5,245,000	5,330,231
Credit Acceptance Co., 7.375%, 3/15/23 (n)	4,365,000	4,495,950
Icahn Enterprises LP, 6%, 8/01/20	3,910,000	4,115,275
Icahn Enterprises LP, 5.875%, 2/01/22	6,850,000	7,089,750
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	2,220,000	2,199,176
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	7,005,000	6,899,925
Navient Corp., 5.875%, 3/25/21	2,880,000	2,700,000
PHH Corp., 6.375%, 8/15/21	2,880,000	2,793,600
SLM Corp., 8%, 3/25/20	7,300,000	7,592,000
SLM Corp., 7.25%, 1/25/22	3,985,000	3,935,188
SLM Corp., 6.125%, 3/25/24	2,795,000	2,487,550

		$80,383,952
Food & Beverages - 1.0%
Constellation Brands, Inc., 4.25%, 5/01/23	$4,065,000	$4,065,000
Darling Ingredients, Inc., 5.375%, 1/15/22	4,230,000	4,282,875
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	5,335,000	5,568,406

		$13,916,281
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$2,765,000	$1,520,750
Tembec Industries, Inc., 9%, 12/15/19 (n)	3,290,000	2,664,900

		$4,185,650
Gaming & Lodging - 3.2%
Boyd Gaming Corp., 6.875%, 5/15/23	$3,525,000	$3,666,000
CCM Merger, Inc., 9.125%, 5/01/19 (n)	4,878,000	5,268,240
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	1,186,000	907,290

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - continued
Eldorado Resorts, Inc., 7%, 8/01/23 (n)	$890,000	$892,225
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	4,600,000	4,876,000
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	6,575,000	6,846,219
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	1,110,000	1,198,800
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	5,520,000	5,727,000
MGM Resorts International, 6.625%, 12/15/21	4,365,000	4,610,531
MGM Resorts International, 6%, 3/15/23	2,880,000	2,930,400
RHP Hotel Properties, 5%, 4/15/23 (n)	1,395,000	1,388,025
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	7,095,000	7,148,213

		$45,458,943
Industrial - 1.4%
Anixter, Inc., 5.125%, 10/01/21	$3,975,000	$4,009,781
Dematic S.A., 7.75%, 12/15/20 (n)	5,895,000	6,116,063
Howard Hughes Corp., 6.875%, 10/01/21 (n)	5,885,000	6,238,100
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	3,600,000	3,843,000

		$20,206,944
Machinery & Tools - 1.2%
Ashtead Capital, Inc., 5.625%, 10/01/24 (n)	$5,460,000	$5,473,650
H&E Equipment Services Co., 7%, 9/01/22	5,800,000	5,771,000
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	4,315,000	3,020,500
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	3,930,000	2,996,625

		$17,261,775
Major Banks - 1.3%
Bank of America Corp., FRN, 6.1%, 12/29/49	$12,320,000	$12,264,560
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	5,755,000	5,697,450

		$17,962,010
Medical & Health Technology & Services - 5.4%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$1,700,000	$1,763,750
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	8,510,000	9,105,700
Davita Healthcare Partners, Inc., 5%, 5/01/25	5,210,000	5,151,388
Davita, Inc., 5.125%, 7/15/24	3,100,000	3,123,917
HCA, Inc., 4.25%, 10/15/19	5,320,000	5,476,275
HCA, Inc., 7.5%, 2/15/22	7,040,000	8,201,600
HCA, Inc., 5.875%, 3/15/22	6,595,000	7,229,769
HCA, Inc., 5%, 3/15/24	2,340,000	2,436,525
HCA, Inc., 5.375%, 2/01/25	3,500,000	3,578,750
HealthSouth Corp., 5.125%, 3/15/23	4,730,000	4,730,000
LifePoint Hospitals, Inc., 5.5%, 12/01/21	5,695,000	5,908,563
Tenet Healthcare Corp., 8%, 8/01/20	6,840,000	7,130,700

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 4.5%, 4/01/21	$4,540,000	$4,562,700
Tenet Healthcare Corp., 8.125%, 4/01/22	3,015,000	3,382,468
Tenet Healthcare Corp., 6.75%, 6/15/23 (n)	1,410,000	1,473,450
Universal Health Services, Inc., 7.625%, 8/15/20	3,290,000	3,076,150

		$76,331,705
Medical Equipment - 1.3%
Alere, Inc., 6.375%, 7/01/23 (n)	$1,965,000	$2,043,600
DJO Finco, Inc., 8.125%, 6/15/21 (n)	3,585,000	3,683,588
Hologic, Inc., 5.25%, 7/15/22 (n)	5,190,000	5,358,675
Sterigenics-Nordion Holdings LLC, 6.5%, 5/15/23 (n)	2,316,000	2,368,110
Teleflex, Inc., 5.25%, 6/15/24	4,750,000	4,856,875

		$18,310,848
Metals & Mining - 3.8%
Century Aluminum Co., 7.5%, 6/01/21 (n)	$4,715,000	$4,691,425
Commercial Metals Co., 4.875%, 5/15/23	2,918,000	2,669,970
Consol Energy, Inc., 5.875%, 4/15/22	4,225,000	3,282,297
Consol Energy, Inc., 8%, 4/01/23 (n)	4,265,000	3,529,288
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	4,740,000	4,692,600
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	6,352,000	5,208,640
First Quantum Minerals Ltd., 7.25%, 5/15/22 (n)	2,005,000	1,488,713
GrafTech International Co., 6.375%, 11/15/20	3,450,000	3,070,500
Hudbay Minerals, Inc., 9.5%, 10/01/20	4,575,000	4,483,500
Lundin Mining Corp., 7.5%, 11/01/20 (n)	2,750,000	2,791,250
Lundin Mining Corp., 7.875%, 11/01/22 (n)	1,735,000	1,765,363
Steel Dynamics, Inc., 5.125%, 10/01/21	1,725,000	1,720,688
Steel Dynamics, Inc., 5.25%, 4/15/23	2,375,000	2,327,500
Steel Dynamics, Inc., 5.5%, 10/01/24	2,725,000	2,697,750
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	3,605,000	3,532,900
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	1,650,000	1,617,000
Suncoke Energy, Inc., 7.625%, 8/01/19	1,118,000	1,151,400
TMS International Corp., 7.625%, 10/15/21 (n)	2,830,000	2,743,589

		$53,464,373
Midstream - 5.6%
AmeriGas Finance LLC, 6.75%, 5/20/20	$7,080,000	$7,416,300
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	3,845,000	3,912,288
Crestwood Midstream Partners LP, 6%, 12/15/20	2,690,000	2,710,175
Crestwood Midstream Partners LP, 6.125%, 3/01/22	2,930,000	2,893,375
Crestwood Midstream Partners LP, 6.25%, 4/01/23 (n)	1,690,000	1,698,450

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
El Paso Corp., 7.75%, 1/15/32	$8,957,000	$10,186,644
Energy Transfer Equity LP, 7.5%, 10/15/20	6,295,000	7,050,400
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	2,080,000	2,085,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	6,320,000	6,367,400
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	3,370,000	3,454,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.5%, 7/15/23	4,924,000	4,788,590
Sabine Pass Liquefaction LLC, 5.625%, 2/01/21	5,880,000	5,997,600
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	6,800,000	6,732,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	1,705,000	1,695,409
Sabine Pass Liquefaction LLC, 5.625%, 3/01/25 (n)	3,104,000	3,057,440
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	2,135,000	2,231,075
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	1,140,000	1,083,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	1,680,000	1,738,800
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	2,555,000	2,555,000
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	1,305,000	1,288,688

		$78,942,084
Network & Telecom - 1.5%
Centurylink, Inc., 6.45%, 6/15/21	$3,105,000	$3,167,100
Centurylink, Inc., 7.65%, 3/15/42	4,835,000	4,278,975
Citizens Communications Co., 9%, 8/15/31	2,815,000	2,568,688
Frontier Communications Corp., 8.125%, 10/01/18	1,270,000	1,365,250
Frontier Communications Corp., 6.25%, 9/15/21	1,590,000	1,466,775
Frontier Communications Corp., 7.125%, 1/15/23	2,240,000	2,021,600
Telecom Italia Capital, 6%, 9/30/34	2,180,000	2,158,200
Telecom Italia S.p.A., 5.303%, 5/30/24 (n)	3,865,000	3,884,325

		$20,910,913
Oil Services - 0.7%
Bristow Group, Inc., 6.25%, 10/15/22	$5,768,000	$5,450,760
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	4,250,000	3,272,500
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	2,425,000	1,794,500

		$10,517,760
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/20 (n)	$3,465,000	$3,542,963
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	5,445,000	5,336,100

		$8,879,063

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.4%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$3,873,000	$5,122,043

Pharmaceuticals - 2.4%
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/23 (n)	$1,520,000	$1,580,800
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (n)	5,835,000	6,214,275
Endo Finance LLC/Endo Finco, Inc., 6%, 2/01/25 (n)	1,280,000	1,318,400
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	4,525,000	4,717,313
Mallinckrodt International Finance S.A., 5.5%, 4/15/25 (n)	560,000	564,200
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	6,100,000	6,336,375
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	4,075,000	4,299,125
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	2,720,000	2,781,200
Vantage Point Imaging, 7.5%, 7/15/21 (n)	3,230,000	3,504,550
VRX Escrow Corp., 5.875%, 5/15/23 (n)	2,760,000	2,870,124

		$34,186,362
Pollution Control - 0.2%
Abengoa Finance S.A.U., 7.75%, 2/01/20 (n)	$3,650,000	$2,874,375

Precious Metals & Minerals - 0.7%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$4,990,000	$4,640,700
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	5,515,000	5,046,225

		$9,686,925
Printing & Publishing - 1.2%
American Media, Inc., 13.5%, 6/15/18 (z)	$338,724	$351,003
Gannett Co., Inc., 5.125%, 7/15/20	1,415,000	1,475,138
Gannett Co., Inc., 4.875%, 9/15/21 (n)	1,900,000	1,904,750
Gannett Co., Inc., 6.375%, 10/15/23	3,900,000	4,124,250
Nielsen Finance LLC, 5%, 4/15/22 (n)	7,015,000	6,953,619
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/24	2,315,000	2,361,300
Outfront Media Cap LLC, 5.625%, 2/15/24 (n)	275,000	280,500

		$17,450,560
Real Estate - Healthcare - 0.5%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/21	$2,775,000	$2,913,750
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	4,390,000	4,669,863

		$7,583,613
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	$6,760,000	$6,945,900
Felcor Lodging LP, REIT, 5.625%, 3/01/23	5,115,000	5,249,013

		$12,194,913

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - 2.4%
Best Buy Co., Inc., 5.5%, 3/15/21	$4,815,000	$5,008,804
Bon Ton Stores, Inc., 8%, 6/15/21	2,880,000	2,160,000
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (n)	3,263,000	3,065,533
Family Tree Escrow LLC, 5.75%, 3/01/23 (n)	6,865,000	7,242,575
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	2,530,000	2,169,475
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	4,205,000	4,457,300
Rite Aid Corp., 9.25%, 3/15/20	2,935,000	3,188,731
Rite Aid Corp., 6.75%, 6/15/21	1,380,000	1,466,250
Rite Aid Corp., 6.125%, 4/01/23 (n)	2,585,000	2,685,169
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	3,040,000	3,179,840

		$34,623,677
Specialty Chemicals - 0.8%
Chemtura Corp., 5.75%, 7/15/21	$7,440,000	$7,514,400
Univar USA, Inc., 6.75%, 7/15/23 (n)	3,920,000	3,939,600

		$11,454,000
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/23 (n)	$4,675,000	$4,943,813
Group 1 Automotive, Inc., 5%, 6/01/22	7,030,000	7,030,000
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	4,740,000	4,977,000

		$16,950,813
Telecommunications - Wireless - 4.4%
Crown Castle International Corp., 4.875%, 4/15/22	$1,155,000	$1,185,255
Crown Castle International Corp., 5.25%, 1/15/23	4,465,000	4,677,088
Digicel Group Ltd., 8.25%, 9/30/20 (n)	1,190,000	1,175,125
Digicel Group Ltd., 7.125%, 4/01/22 (n)	1,731,000	1,588,193
Digicel Group Ltd., 6.75%, 3/01/23 (n)	6,053,000	5,807,854
Eileme 2 AB, 11.625%, 1/31/20 (n)	1,220,000	1,337,425
Sprint Capital Corp., 6.875%, 11/15/28	3,690,000	3,127,275
Sprint Corp., 7.875%, 9/15/23	4,970,000	4,764,988
Sprint Corp., 7.125%, 6/15/24	8,750,000	8,006,250
Sprint Nextel Corp., 9%, 11/15/18 (n)	1,745,000	1,954,400
Sprint Nextel Corp., 6%, 11/15/22	4,585,000	4,027,923
T-Mobile USA, Inc., 6.125%, 1/15/22	475,000	496,375
T-Mobile USA, Inc., 6.5%, 1/15/24	2,035,000	2,148,838
T-Mobile USA, Inc., 6.464%, 4/28/19	1,465,000	1,510,781
T-Mobile USA, Inc., 6.25%, 4/01/21	9,000,000	9,427,500
T-Mobile USA, Inc., 6.633%, 4/28/21	1,890,000	2,000,943
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	3,440,000	3,517,400
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	5,810,000	6,158,600

		$62,912,213

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.5%
Level 3 Financing, Inc., 8.625%, 7/15/20	$1,710,000	$1,825,425
Level 3 Financing, Inc., 5.125%, 5/01/23 (n)	2,775,000	2,698,688
Level 3 Financing, Inc., 5.375%, 5/01/25 (n)	2,225,000	2,166,594

		$6,690,707
Transportation - Services - 1.4%
Jack Cooper Holdings Corp., 10.25%, 6/01/20 (n)	$4,510,000	$4,137,925
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	3,487,000	3,434,695
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	3,560,000	3,034,900
Stena AB, 7%, 2/01/24 (n)	6,225,000	5,944,875
Syncreon Group BV/Syncre, 8.625%, 11/01/21 (n)	3,185,000	2,388,750
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	786,000	658,275

		$19,599,420
Utilities - Electric Power - 1.9%
Calpine Corp., 5.5%, 2/01/24	$4,885,000	$4,738,450
Covanta Holding Corp., 7.25%, 12/01/20	4,290,000	4,493,775
Covanta Holding Corp., 6.375%, 10/01/22	1,185,000	1,244,250
Covanta Holding Corp., 5.875%, 3/01/24	2,475,000	2,437,875
NRG Energy, Inc., 8.25%, 9/01/20	4,525,000	4,712,788
NRG Energy, Inc., 6.25%, 7/15/22	1,865,000	1,869,663
NRG Energy, Inc., 6.625%, 3/15/23	4,315,000	4,379,725
TerraForm Power Operating LLC, 6.125%, 6/15/25 (n)	2,810,000	2,817,025

		$26,693,551
Total Bonds (Identified Cost, $1,337,510,036)		$1,306,012,878

Floating Rate Loans (g)(r) - 3.1%
Aerospace - 0.3%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$3,688,748	$3,679,065

Building - 0.4%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/20	$4,252,345	$4,240,829
HD Supply, Inc., Term Loan B, 4%, 6/28/18	2,233,028	2,233,586

		$6,474,415

Cable TV - 0.1%
Cequel Communications LLC, Term Loan B, 3.5%, 2/14/19	$1,752,162	$1,748,512

Conglomerates - 0.2%
Entegris, Inc., Term Loan, 3.5%, 4/30/21	$2,999,824	$2,994,199

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$2,150,374	$2,151,047

16

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Containers - 0.1%
Berry Plastics, Term Loan E, 3.75%, 1/06/21	$1,874,742	$1,875,512

Electronics - 0.3%
Avago Technologies Ltd., Term Loan B, 3.75%, 5/06/21	$3,810,504	$3,815,267

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan B, 3.75%, 3/31/20	$1,407,824	$1,359,723

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$1,055,676	$1,058,975

Gaming & Lodging - 0.2%
Hilton Worldwide, Term Loan B, 3.5%, 10/25/20	$2,903,782	$2,906,958

Medical & Health Technology & Services - 0.2%
Davita Healthcare, Term Loan B, 3.5%, 6/24/21	$2,940,501	$2,944,177

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/21	$3,111,557	$3,107,668

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/21	$937,940	$938,526

Transportation - Services - 0.4%
American Commercial Lines, Inc., Term Loan, 7.5%, 9/15/19	$5,160,181	$5,160,181

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/20	$3,968,774	$3,932,392
Total Floating Rate Loans (Identified Cost, $44,087,628)		$44,146,617

Common Stocks - 0.9%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$198,986

Special Products & Services - 0.9%
iShares iBoxx $ High Yield Corporate Bond ETF	141,000	$12,403,770
Total Common Stocks (Identified Cost, $13,364,159)		$12,602,756

17

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.3%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value (v)	32,671,734	$32,671,734
Total Investments (Identified Cost, $1,427,633,557)		$1,395,433,985

Other Assets, Less Liabilities - 1.6%		23,408,580
Net Assets - 100.0%		$1,418,842,565

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $528,226,013, representing 37.2% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, the following amount of interest income was received in additional securities and/or cash:

Payment-in-kind Securities	Cash	Additional Securities
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19	$158,098	$—
Schaeffler Finance B.V., 6.875%, 8/15/18	77,707	—
Schaeffler Holding Finance B.V., 6.25%, 11/15/19	86,358	—
Total	$322,163	$—

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10-12/28/10	$341,431	$351,003
% of Net assets			0.0%

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

18

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 7/31/15

Forward Foreign Currency Exchange Contracts at 7/31/15

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	UBS AG	2,033,642	10/09/15	$2,225,412	$2,235,546	$(10,134)

Futures Contracts at 7/31/15

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,596,813	September - 2015	$(30,653)

At July 31, 2015, the fund had cash collateral of $122,850 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

19

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 7/31/15 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $1,394,961,823)	$1,362,762,251
Underlying affiliated funds, at cost and value	32,671,734
Total investments, at value (identified cost, $1,427,633,557)	$1,395,433,985
Cash	43,422
Deposits with brokers	122,850
Receivables for
Investments sold	3,144,627
Fund shares sold	1,075,684
Interest	25,265,750
Other assets	2,180
Total assets	$1,425,088,498
Liabilities
Payables for
Distributions	$68
Forward foreign currency exchange contracts	10,134
Daily variation margin on open futures contracts	54,032
Fund shares reacquired	6,108,202
Payable to affiliates
Administrator	96
Shareholder servicing costs	17
Accrued expenses and other liabilities	73,384
Total liabilities	$6,245,933
Net assets	$1,418,842,565
Net assets consist of
Paid-in capital	$1,462,317,592
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(32,240,730)
Accumulated net realized gain (loss) on investments and foreign currency	(8,549,216)
Accumulated distributions in excess of net investment income	(2,685,081)
Net assets	$1,418,842,565
Shares of beneficial interest outstanding	152,088,772
Net asset value per share (net assets of $1,418,842,565 / 152,088,772 shares of beneficial interest outstanding)	$9.33

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 7/31/15 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$42,087,202
Dividends	312,075
Dividends from underlying affiliated funds	26,525
Total investment income	$42,425,802
Expenses
Shareholder servicing costs	21
Administrative services fee	8,679
Custodian fee	71,913
Shareholder communications	4,210
Audit and tax fees	20,430
Legal fees	4,981
Pricing service fees	8,398
Miscellaneous	15,956
Total expenses	$134,588
Fees paid indirectly	(190)
Net expenses	$134,398
Net investment income	$42,291,404
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(3,092,103)
Futures contracts	(204,127)
Foreign currency	229,483
Net realized gain (loss) on investments and foreign currency	$(3,066,747)
Change in unrealized appreciation (depreciation)
Investments	$(17,411,327)
Futures contracts	401,916
Translation of assets and liabilities in foreign currencies	(159,434)
Net unrealized gain (loss) on investments and foreign currency translation	$(17,168,845)
Net realized and unrealized gain (loss) on investments and foreign currency	$(20,235,592)
Change in net assets from operations	$22,055,812

See Notes to Financial Statements

21

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 7/31/15 (unaudited)	Year ended 1/31/15
From operations
Net investment income	$42,291,404	$70,322,027
Net realized gain (loss) on investments and foreign currency	(3,066,747)	11,928,307
Net unrealized gain (loss) on investments and foreign currency translation	(17,168,845)	(45,449,886)
Change in net assets from operations	$22,055,812	$36,800,448
Distributions declared to shareholders
From net investment income	$(44,404,431)	$(72,674,007)
From net realized gain on investments	(996,862)	(9,130,455)
Total distributions declared to shareholders	$(45,401,293)	$(81,804,462)
Change in net assets from fund share transactions	$104,656,416	$268,826,805
Total change in net assets	$81,310,935	$223,822,791
Net assets
At beginning of period	1,337,531,630	1,113,708,839
At end of period (including accumulated distributions in excess of net investment income of $2,685,081 and $572,054, respectively)	$1,418,842,565	$1,337,531,630

See Notes to Financial Statements

22

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 7/31/15		Year ended 1/31/15	Period ended 1/31/14 (c)
	(unaudited)
Net asset value, beginning of period	$9.47		$9.85	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.61	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		(0.29)	(0.04)
Total from investment operations	$0.17		$0.32	$0.51
Less distributions declared to shareholders
From net investment income	$(0.30)		$(0.63)	$(0.59)
From net realized gain on investments	(0.01)		(0.07)	(0.07)
Total distributions declared to shareholders	$(0.31)		$(0.70)	$(0.66)
Net asset value, end of period (x)	$9.33		$9.47	$9.85
Total return (%) (r)(s)(x)	1.71	(n)	3.28	5.26	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.02	(a)	0.03	0.02	(a)
Expenses after expense reductions (f)	0.02	(a)	0.03	0.02	(a)
Net investment income	5.99	(a)	6.18	6.54	(a)
Portfolio turnover	22	(n)	43	42	(n)
Net assets at end of period (000 omitted)	$1,418,843		$1,337,532	$1,113,709

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 25, 2013, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS High Yield Pooled Portfolio (the fund) is a diversified series of MFS Series Trust III (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. This fund is available only to certain U.S. registered investment companies managed by MFS. MFS does not receive a management fee from this fund.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to

24

Notes to Financial Statements (unaudited) – continued

which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities

25

Notes to Financial Statements (unaudited) – continued

in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$12,602,756	$—	$—	$12,602,756
U.S. Corporate Bonds	—	1,105,368,907	—	1,105,368,907
Foreign Bonds	—	200,643,971	—	200,643,971
Floating Rate Loans	—	44,146,617	—	44,146,617
Mutual Funds	32,671,734	—	—	32,671,734
Total Investments	$45,274,490	$1,350,159,495	$—	$1,395,433,985

Other Financial Instruments
Futures Contracts	$(30,653)	$—	$—	$(30,653)
Forward Foreign Currency Exchange Contracts	—	(10,134)	—	(10,134)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable

26

Notes to Financial Statements (unaudited) – continued

to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2015 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Liability Derivatives
Interest Rate	Interest Rate Futures	$(30,653)
Foreign Exchange	Forward Foreign Currency Exchange	(10,134)
Total		$(40,787)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$(204,127)	$—
Foreign Exchange	—	231,926
Total	$(204,127)	$231,926

27

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended July 31, 2015 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$401,916	$—
Foreign Exchange	—	(163,418)
Total	$401,916	$(163,418)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the

28

Notes to Financial Statements (unaudited) – continued

value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

29

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended July 31, 2015, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order

30

Notes to Financial Statements (unaudited) – continued

to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

1/31/15
Ordinary income (including any short-term capital gains)	$74,460,101
Long-term capital gains	7,344,361
Total distributions	$81,804,462

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 7/31/15
Cost of investments	$1,427,962,553
Gross appreciation	15,673,314
Gross depreciation	(48,201,882)
Net unrealized appreciation (depreciation)	$(32,528,568)

As of 1/31/15
Undistributed ordinary income	7,111,956
Post-October capital loss deferral	(1,489,099)
Other temporary differences	(6,539,659)
Net unrealized appreciation (depreciation)	(19,212,744)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from MFS funds that invest in the fund.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides transfer agent and recordkeeping functions in connection with the issuance, transfer, and redemption of shares of the fund under a Shareholder Servicing Agent Agreement. MFSC is not paid a fee for providing these services. MFSC may receive payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated

31

Notes to Financial Statements (unaudited) – continued

service providers. For the six months ended July 31, 2015, out-of-pocket expenses amounted to $21. The fund may also pay shareholder servicing related costs to non-related parties.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended July 31, 2015 was equivalent to an annual effective rate of 0.0012% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund may pay compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC. The independent Trustees do not currently receive compensation from the fund.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended July 31, 2015, the fee paid by the fund under this agreement was $1,633 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

For the six months ended July 31, 2015, purchases and sales of investments, other than short-term obligations, aggregated $403,454,829 and $295,484,662, respectively.

32

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 7/31/15		Year ended 1/31/15
	Shares	Amount	Shares	Amount
Shares sold	17,319,651	$165,826,379	35,605,372	$343,405,971

Shares issued to shareholders in reinvestment of distributions	4,764,854	45,400,902	8,373,274	81,804,462

Shares reacquired	(11,192,646)	(106,570,865)	(15,868,117)	(156,383,628)

Net change	10,891,859	$104,656,416	28,110,529	$268,826,805

The fund is an MFS Pooled Portfolio, which is designed to be used by certain MFS funds to invest in a particular security type rather than invest in the security type directly. The fund is solely invested in by other MFS funds for the purpose of gaining exposure to high income debt instruments, rather than investing in high income debt instruments directly. The MFS funds do not invest in this fund for the purpose of exercising management or control. At the end of the period, the MFS Diversified Income Fund, the MFS Global High Yield Fund, the MFS Strategic Income Fund, and the MFS Strategic Income Portfolio were the owners of record of approximately 67%, 24%, 8%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended July 31, 2015, the fund’s commitment fee and interest expense were $2,114 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

33

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	42,212,532	220,279,468	(229,820,266)	32,671,734

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,525	$32,671,734

34

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2015 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Senior Officer, a senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

As part of their deliberations, the Trustees took into account that the Fund was formed solely to act as a vehicle to pool the portions of other MFS funds invested in high yielding debt instruments, and that shares of the Fund are not distributed or sold to the public. The Trustees gave substantial consideration to the fact that MFS does not charge a separate advisory fee to the Fund under the investment advisory agreement or charge transfer agency fees, administrative services fees, sales loads or distribution and service fees to the Fund, but that MFS receives advisory and other fees from the MFS funds that invest a portion of their assets in the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2014 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business,

35

Board Review of Investment Advisory Agreement – continued

(v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2014. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 25, 2013 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was lower than the Lipper expense group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the

36

Board Review of Investment Advisory Agreement – continued

extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative and transfer agency services provided to the Fund by MFS and its affiliates under agreements other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2015.

37

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.
FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com.

38

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: September 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: September 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 16, 2015

*	Print name and title of each signing officer under his or her signature.